UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-6332

 ROCHESTER PORTFOLIO SERIES, CONSISTING OF LIMITED TERM NEW YORK MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--100.6%
-----------------------------------------------------------------------------------------------------------------------
New York--84.6%
$       20,000   Albany County Airport Authority                 5.125%   12/15/2019    12/15/2010 A  $         21,188
-----------------------------------------------------------------------------------------------------------------------
       785,000   Albany County Airport Authority                 5.300    12/15/2009    12/15/2007 A           816,777
-----------------------------------------------------------------------------------------------------------------------
       160,000   Albany County Airport Authority                 5.300    12/15/2015 1  12/15/2007 A           166,526
-----------------------------------------------------------------------------------------------------------------------
       710,000   Albany County Airport Authority                 5.375    12/15/2017    12/15/2007 A           738,748
-----------------------------------------------------------------------------------------------------------------------
     2,350,000   Albany County Airport Authority                 5.500    12/15/2019 1  12/15/2009 A         2,453,118
-----------------------------------------------------------------------------------------------------------------------
     1,500,000   Albany County IDA
                 (Albany College of Pharmacy)                    5.250    12/01/2019    12/01/2014 A         1,562,955
-----------------------------------------------------------------------------------------------------------------------
         5,000   Albany GO                                       7.000    01/15/2010    07/01/2006 A             5,014
-----------------------------------------------------------------------------------------------------------------------
       250,000   Albany Hsg. Authority                           6.250    10/01/2012 1  10/01/2007 A           255,355
-----------------------------------------------------------------------------------------------------------------------
       100,000   Albany IDA (Albany Law School)                  5.750    10/01/2030    10/01/2010 A           106,739
-----------------------------------------------------------------------------------------------------------------------
     5,335,000   Albany IDA (Charitable Leadership)              5.500    07/01/2011    07/13/2010 B         5,577,796
-----------------------------------------------------------------------------------------------------------------------
     8,810,000   Albany IDA (Charitable Leadership)              6.000    07/01/2019 1  07/01/2013 A         9,373,488
-----------------------------------------------------------------------------------------------------------------------
     2,660,000   Albany IDA (Daughters of Sarah
                 Nursing Home)                                   5.250    10/20/2021    04/20/2014 A         2,834,124
-----------------------------------------------------------------------------------------------------------------------
     1,435,000   Albany IDA (H. Johnson Office Park)             4.750    03/01/2018    03/01/2008 C         1,437,813
-----------------------------------------------------------------------------------------------------------------------
       125,000   Albany IDA (University Heights-Albany
                 Law School)                                     6.750    12/01/2019 1  12/01/2009 A           137,764
-----------------------------------------------------------------------------------------------------------------------
     1,935,000   Albany Municipal Water Finance Authority        5.250    12/01/2017    06/01/2008 A         1,997,075
-----------------------------------------------------------------------------------------------------------------------
     2,915,000   Albany Municipal Water Finance Authority        5.250    12/01/2020    06/01/2008 A         3,008,513
-----------------------------------------------------------------------------------------------------------------------
     3,235,000   Albany Municipal Water Finance Authority        5.250    12/01/2022    06/01/2008 A         3,336,935
-----------------------------------------------------------------------------------------------------------------------
     2,590,000   Albany Municipal Water Finance Authority        5.250    12/01/2023    06/01/2008 A         2,671,611
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   Albany Parking Authority                        5.625    07/15/2020 1  07/15/2011 A         2,128,760
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   Albany Parking Authority                        5.625    07/15/2025 1  07/15/2011 A         1,061,470
-----------------------------------------------------------------------------------------------------------------------
       140,000   Allegany County IDA
                 (Houghton College)                              5.000    01/15/2010    01/15/2008 A           143,501
-----------------------------------------------------------------------------------------------------------------------
     4,380,000   Allegany County IDA
                 (Houghton College)                              5.250    01/15/2018    01/15/2008 A         4,471,805
-----------------------------------------------------------------------------------------------------------------------
     2,205,000   Amherst IDA (Daemen College)                    5.750    10/01/2011    05/30/2009 B         2,344,047
-----------------------------------------------------------------------------------------------------------------------
       490,000   Amherst IDA (Faculty-Student Assoc.
                 of SUNY at Buffalo)                             5.750    04/01/2016    04/01/2012 A           522,159
-----------------------------------------------------------------------------------------------------------------------
       420,000   Amherst IDA (Faculty-Student Assoc.
                 of SUNY at Buffalo)                             5.750    04/01/2017 1  04/01/2012 A           446,725
-----------------------------------------------------------------------------------------------------------------------
        50,000   Arlington Central School District               5.000    12/15/2015    12/15/2009 A            52,361
-----------------------------------------------------------------------------------------------------------------------
        10,000   Arlington Central School District               5.625    05/15/2022    05/15/2007 A            10,588
-----------------------------------------------------------------------------------------------------------------------
     6,940,000   Babylon IDA (WSNCHS East, Inc.)                 6.500    08/01/2019 1  08/01/2010 A         7,592,082
-----------------------------------------------------------------------------------------------------------------------
       110,000   Batavia GO                                      5.000    11/01/2015    11/01/2015             115,182
-----------------------------------------------------------------------------------------------------------------------
       110,000   Batavia GO                                      5.000    11/01/2016    11/01/2015 A           114,822
-----------------------------------------------------------------------------------------------------------------------
       110,000   Batavia GO                                      5.000    11/01/2017    11/01/2015 A           114,135
-----------------------------------------------------------------------------------------------------------------------
       110,000   Batavia GO                                      5.000    11/01/2018    11/01/2015 A           113,763
-----------------------------------------------------------------------------------------------------------------------
       110,000   Batavia GO                                      5.000    11/01/2019    11/01/2015 A           113,246
-----------------------------------------------------------------------------------------------------------------------
       110,000   Batavia GO                                      5.000    11/01/2020    11/01/2015 A           112,989
-----------------------------------------------------------------------------------------------------------------------


1                         |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    6,000,000   Battery Park City Authority, Series A           5.250%   11/01/2022    11/01/2013 A  $      6,436,320
-----------------------------------------------------------------------------------------------------------------------
       500,000   Bethlehem Water System                          5.500    03/01/2022    03/01/2013 A           539,010
-----------------------------------------------------------------------------------------------------------------------
       245,000   Blauvelt Volunteer Fire Company                 6.000    10/15/2008    10/02/2007 B           249,925
-----------------------------------------------------------------------------------------------------------------------
       730,000   Brookhaven IDA
                 (Alternatives for Children)                     7.000    02/01/2013    12/06/2009 B           753,908
-----------------------------------------------------------------------------------------------------------------------
     1,275,000   Brookhaven IDA (Dowling College)                6.500    11/01/2012    11/01/2012           1,312,307
-----------------------------------------------------------------------------------------------------------------------
       375,000   Brookhaven IDA
                 (Stony Brook Foundation)                        5.750    11/01/2008    10/27/2007 B           381,195
-----------------------------------------------------------------------------------------------------------------------
       640,000   Broome County COP                               5.250    04/01/2022 1  10/01/2006 A           640,819
-----------------------------------------------------------------------------------------------------------------------
        10,000   Broome County GO                                5.400    04/15/2011    10/15/2006 A            10,291
-----------------------------------------------------------------------------------------------------------------------
     1,100,000   Bushnell Basin Fire Assoc.
                 (Volunteer Fire Dept.)                          5.250    11/01/2015    08/14/2013 B         1,103,971
-----------------------------------------------------------------------------------------------------------------------
       375,000   Capital District Youth Center                   6.000    02/01/2017    02/01/2007 A           387,203
-----------------------------------------------------------------------------------------------------------------------
     1,550,000   Carnegie Redevel, Corp. 2                       6.500    09/01/2011    05/17/2009 B         1,548,900
-----------------------------------------------------------------------------------------------------------------------
       320,000   Cattaraugus County IDA
                 (Olean General Hospital)                        5.250    08/01/2023    08/01/2010 A           329,779
-----------------------------------------------------------------------------------------------------------------------
         5,000   Cattaraugus County IDA
                 (St. Bonaventure University)                    5.000    09/15/2009    04/07/2008 B             5,115
-----------------------------------------------------------------------------------------------------------------------
     1,645,000   Chautauqua County Tobacco Asset
                 Securitization Corp.                            6.000    07/01/2012    09/08/2009 D         1,758,571
-----------------------------------------------------------------------------------------------------------------------
     1,075,000   Chautauqua County Tobacco Asset
                 Securitization Corp.                            6.250    07/01/2016    07/01/2010 A         1,144,897
-----------------------------------------------------------------------------------------------------------------------
     3,745,000   Chautauqua County Tobacco Asset
                 Securitization Corp.                            6.500    07/01/2024    07/01/2010 A         3,986,964
-----------------------------------------------------------------------------------------------------------------------
    18,160,000   Chautauqua County Tobacco Asset
                 Securitization Corp.                            6.750    07/01/2040    07/01/2010 A        19,468,973
-----------------------------------------------------------------------------------------------------------------------
     2,465,000   Clarence IDA (Bristol Village)                  6.000    01/20/2044    01/20/2013 A         2,715,074
-----------------------------------------------------------------------------------------------------------------------
       100,000   Clifton Park GO                                 5.100    02/01/2011    08/01/2006 A           100,112
-----------------------------------------------------------------------------------------------------------------------
        45,000   Clifton Park Water Authority                    5.000    10/01/2029    10/01/2009 A            46,231
-----------------------------------------------------------------------------------------------------------------------
     4,195,000   Cortland County IDA
                 (Cortland Memorial Hospital)                    5.625    07/01/2024 1  07/01/2012 A         4,520,280
-----------------------------------------------------------------------------------------------------------------------
        30,000   Dutchess County GO                              5.375    03/15/2014    09/15/2006 A            30,833
-----------------------------------------------------------------------------------------------------------------------
     1,750,000   Dutchess County IDA (Bard College)              5.375    06/01/2027    06/01/2007 A         1,820,508
-----------------------------------------------------------------------------------------------------------------------
       295,000   Dutchess County IDA (Bard College)              5.500    08/01/2020    08/01/2010 A           312,567
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   Dutchess County IDA (Bard College)              7.000    11/01/2017 1  05/01/2006 A         1,002,720
-----------------------------------------------------------------------------------------------------------------------
     5,205,000   Dutchess County IDA
                 (Marist College)                                5.150    07/01/2017    07/01/2013 A         5,422,101
-----------------------------------------------------------------------------------------------------------------------
     2,525,000   Dutchess County IDA
                 (Vassar Brothers Hospital)                      6.500    04/01/2020 1  04/01/2010 A         2,706,623
-----------------------------------------------------------------------------------------------------------------------
        25,000   East Hampton Town GO                            5.000    04/15/2018    04/15/2008 A            25,863
-----------------------------------------------------------------------------------------------------------------------
       515,000   East Rochester Hsg. Authority
                 (Gates Senior Hsg.)                             5.200    04/20/2021    10/20/2013 A           526,860
-----------------------------------------------------------------------------------------------------------------------
     2,800,000   East Rochester Hsg. Authority
                 (Rochester St. Mary's Residence
                 Facility)                                       5.375    12/20/2022 1  12/20/2015 A         3,009,216
-----------------------------------------------------------------------------------------------------------------------
       730,000   East Rochester Hsg. Authority
                 (St. John's Meadows)                            5.750    08/01/2037 1  08/01/2007 A           764,040
-----------------------------------------------------------------------------------------------------------------------


2                         |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$      210,000   East Syracuse Hsg. Authority (Bennett
                 Manor Associates)                               6.700%   04/01/2021    04/01/2010 A  $        227,392
-----------------------------------------------------------------------------------------------------------------------
       415,000   Elmira GO                                       5.000    10/01/2015    10/01/2015             429,762
-----------------------------------------------------------------------------------------------------------------------
       440,000   Elmira GO                                       5.000    10/01/2016    10/01/2015 A           455,642
-----------------------------------------------------------------------------------------------------------------------
       460,000   Elmira GO                                       5.000    10/01/2017    10/01/2017             474,725
-----------------------------------------------------------------------------------------------------------------------
       485,000   Elmira GO                                       5.000    10/01/2018    10/01/2017 A           498,085
-----------------------------------------------------------------------------------------------------------------------
       505,000   Elmira GO                                       5.000    10/01/2019    10/01/2017 A           517,231
-----------------------------------------------------------------------------------------------------------------------
     1,300,000   Erie County IDA (Buffalo City
                 School District)                                5.750    05/01/2025    05/01/2014 A         1,444,092
-----------------------------------------------------------------------------------------------------------------------
     6,500,000   Erie County IDA (Buffalo City
                 School District) 3                              5.750    05/01/2026    05/01/2014 A         7,220,460
-----------------------------------------------------------------------------------------------------------------------
     1,825,000   Erie County IDA (Medaille College)              6.875    10/01/2013    11/04/2010 B         1,873,490
-----------------------------------------------------------------------------------------------------------------------
       460,000   Erie County IDA (Medaille College)              7.250    11/01/2010    12/22/2008 B           472,995
-----------------------------------------------------------------------------------------------------------------------
    29,615,000   Erie County Tobacco Asset
                 Securitization Corp.                            5.000    06/01/2031    03/22/2017 B        28,766,530
-----------------------------------------------------------------------------------------------------------------------
     9,750,000   Erie County Tobacco Asset
                 Securitization Corp.                            5.000    06/01/2038    08/15/2020 B         9,365,363
-----------------------------------------------------------------------------------------------------------------------
     1,635,000   Erie County Tobacco Asset
                 Securitization Corp.                            5.750    07/15/2013    07/15/2010 E         1,778,291
-----------------------------------------------------------------------------------------------------------------------
     7,825,000   Erie County Tobacco Asset
                 Securitization Corp.                            6.000    07/15/2020    07/15/2010 E         8,587,625
-----------------------------------------------------------------------------------------------------------------------
       690,000   Essex County IDA (North Country
                 Community College Foundation)                   4.600    06/01/2015    12/25/2013 B           681,078
-----------------------------------------------------------------------------------------------------------------------
        25,000   Fairport GO                                     5.000    05/15/2006    05/15/2006              25,035
-----------------------------------------------------------------------------------------------------------------------
       540,000   Franklin County IDA (North Country
                 Community College Foundation)                   4.600    06/01/2015    12/24/2013 B           533,018
-----------------------------------------------------------------------------------------------------------------------
       805,000   Franklin County IDA COP                         8.125    08/01/2006    08/01/2006 B           813,694
-----------------------------------------------------------------------------------------------------------------------
        70,000   Freeport Union Free School District             5.250    03/15/2028    03/15/2011 A            74,992
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   Grand Central BID (Grand Central
                 District Management)                            5.000    01/01/2021    01/01/2014 A         1,037,980
-----------------------------------------------------------------------------------------------------------------------
       500,000   Grand Central BID (Grand Central
                 District Management)                            5.000    01/01/2022    01/01/2014 A           517,990
-----------------------------------------------------------------------------------------------------------------------
       500,000   Hempstead GO                                    5.000    07/01/2018    07/01/2014 A           508,925
-----------------------------------------------------------------------------------------------------------------------
     1,195,000   Hempstead GO                                    5.000    07/01/2019    07/01/2014 A         1,215,112
-----------------------------------------------------------------------------------------------------------------------
     1,635,000   Hempstead GO                                    5.250    07/01/2023    07/01/2014 A         1,692,389
-----------------------------------------------------------------------------------------------------------------------
     1,730,000   Hempstead GO                                    5.250    07/01/2024    07/01/2014 A         1,787,747
-----------------------------------------------------------------------------------------------------------------------
     1,700,000   Hempstead IDA
                 (Adelphi University)                            5.750    06/01/2022 1  06/01/2012 A         1,850,892
-----------------------------------------------------------------------------------------------------------------------
     1,350,000   Hempstead IDA (Hofstra University)              5.800    07/01/2015    07/01/2006 A         1,384,034
-----------------------------------------------------------------------------------------------------------------------
     1,300,000   Herkimer County IDA
                 (Burrows Paper)                                 8.000    01/01/2009    01/16/2008 B         1,290,224
-----------------------------------------------------------------------------------------------------------------------
       585,000   Herkimer County IDA (Herkimer County
                 College Foundation)                             5.850    11/01/2010    12/11/2008 B           612,302
-----------------------------------------------------------------------------------------------------------------------
     1,610,000   Herkimer Hsg. Authority                         7.150    03/01/2011    09/01/2006 A         1,628,145
-----------------------------------------------------------------------------------------------------------------------
       180,000   Hudson IDA (Have, Inc.)                         7.125    12/01/2007    03/21/2007 B           179,168
-----------------------------------------------------------------------------------------------------------------------
       400,000   Hudson IDA (Hudson Fabrics)                     6.000    11/01/2012    11/27/2009 B           405,484
-----------------------------------------------------------------------------------------------------------------------
        25,000   Islip Res Rec, Series D                         6.500    07/01/2009    07/01/2006 A            25,562
-----------------------------------------------------------------------------------------------------------------------


3                         |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    2,990,000   Islip Res Rec, Series E                         5.625%   07/01/2017    07/01/2014 A  $      3,247,499
-----------------------------------------------------------------------------------------------------------------------
     1,175,000   Islip Res Rec, Series E                         5.750    07/01/2019    07/01/2014 A         1,286,320
-----------------------------------------------------------------------------------------------------------------------
       250,000   Jamestown GO                                    5.000    08/01/2024    08/01/2014 A           257,628
-----------------------------------------------------------------------------------------------------------------------
       250,000   Jamestown GO                                    5.000    08/01/2025    08/01/2014 A           256,755
-----------------------------------------------------------------------------------------------------------------------
     2,140,000   Jamestown Hsg. Authority                        6.125    07/01/2010    08/27/2008 B         2,110,746
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   Kenmore Hsg. Authority
                 (SUNY at Buffalo)                               5.500    08/01/2024    08/01/2011 A         1,053,070
-----------------------------------------------------------------------------------------------------------------------
    11,015,000   L.I. Power Authority, Series A 3                5.000    12/01/2018    06/01/2008 A        11,390,061
-----------------------------------------------------------------------------------------------------------------------
    46,750,000   L.I. Power Authority, Series A                  5.125    12/01/2022 1  06/01/2008 A        48,534,448
-----------------------------------------------------------------------------------------------------------------------
     4,500,000   L.I. Power Authority, Series A                  5.250    12/01/2026 1  06/01/2008 A         4,695,345
-----------------------------------------------------------------------------------------------------------------------
       150,000   L.I. Power Authority, Series A                  5.300    12/01/2019    06/01/2008 A           156,827
-----------------------------------------------------------------------------------------------------------------------
        40,000   L.I. Power Authority, Series A                  5.300    12/01/2019    06/01/2008 A            41,820
-----------------------------------------------------------------------------------------------------------------------
        15,000   L.I. Power Authority, Series A                  5.500    12/01/2023    06/01/2008 A            15,745
-----------------------------------------------------------------------------------------------------------------------
    12,365,000   L.I. Power Authority, Series C                  5.500    09/01/2020    03/01/2008 A        12,674,743
-----------------------------------------------------------------------------------------------------------------------
     2,210,000   Livingston County IDA (Nicholas H.
                 Noyes Memorial Hospital)                        5.875    07/01/2022    07/01/2010 A         2,307,947
-----------------------------------------------------------------------------------------------------------------------
     1,010,000   Livingston County IDA (Nicholas H.
                 Noyes Memorial Hospital)                        6.000    07/01/2030    07/01/2010 A         1,053,642
-----------------------------------------------------------------------------------------------------------------------
     3,950,000   Lockport HDC                                    6.000    10/01/2018 1  10/01/2008 A         4,007,591
-----------------------------------------------------------------------------------------------------------------------
        75,000   Lowville GO                                     7.200    09/15/2007    09/15/2007              78,605
-----------------------------------------------------------------------------------------------------------------------
       345,000   Madison County IDA (Morrisville
                 Auxillary Service Corp.)                        6.750    07/01/2007    09/17/2006 B           352,369
-----------------------------------------------------------------------------------------------------------------------
     2,065,000   Madison County IDA (Morrisville State
                 College Foundation)                             5.000    06/01/2022    06/01/2016 A         2,164,698
-----------------------------------------------------------------------------------------------------------------------
     2,260,000   Madison County IDA (Oneida Healthcare
                 Center)                                         5.500    02/01/2016    02/01/2011 A         2,393,860
-----------------------------------------------------------------------------------------------------------------------
       165,000   Medina Hsg. Corp.                               8.250    08/15/2011 1  08/15/2006 A           165,348
-----------------------------------------------------------------------------------------------------------------------
       215,000   Middletown IDA
                 (Southwinds Retirement Home)                    5.875    03/01/2007    09/06/2006 B           214,901
-----------------------------------------------------------------------------------------------------------------------
     4,585,000   Monroe County COP                               8.050    01/01/2011 1  07/01/2006 A         4,713,197
-----------------------------------------------------------------------------------------------------------------------
        50,000   Monroe County GO                                5.000    06/01/2017    06/01/2007 A            50,853
-----------------------------------------------------------------------------------------------------------------------
        40,000   Monroe County GO                                6.100    03/01/2008    09/01/2006 A            40,370
-----------------------------------------------------------------------------------------------------------------------
       640,000   Monroe County IDA (Canal Ponds)                 7.000    06/15/2013 1  06/15/2006 A           676,160
-----------------------------------------------------------------------------------------------------------------------
        25,000   Monroe County IDA (Collegiate Hsg.
                 Foundation-RIT)                                 5.000    04/01/2010    04/01/2010              25,262
-----------------------------------------------------------------------------------------------------------------------
       215,000   Monroe County IDA (Dayton Rogers
                 Manufacturing)                                  5.850    12/01/2006    12/01/2006 B           213,669
-----------------------------------------------------------------------------------------------------------------------
     1,285,000   Monroe County IDA (DePaul Community
                 Facilities)                                     6.500    02/01/2024 1  08/01/2006 A         1,295,498
-----------------------------------------------------------------------------------------------------------------------
       405,000   Monroe County IDA (DePaul Properties)           5.900    09/01/2007    03/09/2007 B           401,262
-----------------------------------------------------------------------------------------------------------------------
        65,000   Monroe County IDA (Jewish Home of
                 Rochester Senior Hsg.)                          5.900    04/01/2006    04/01/2006              65,000
-----------------------------------------------------------------------------------------------------------------------
        75,000   Monroe County IDA (Jewish Home of
                 Rochester Senior Hsg.)                          6.100    04/01/2008    04/01/2007 A            77,242
-----------------------------------------------------------------------------------------------------------------------
       110,000   Monroe County IDA (Jewish Home of
                 Rochester Senior Hsg.)                          6.200    04/01/2009    04/01/2007 A           113,577
-----------------------------------------------------------------------------------------------------------------------


4                         |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$       75,000   Monroe County IDA (Nazareth College
                 of Rochester)                                   5.250%   10/01/2021    10/01/2011 A  $         80,111
-----------------------------------------------------------------------------------------------------------------------
     1,475,000   Monroe County IDA (Parma Senior Hsg.
                 Assoc.)                                         6.500    12/01/2010    12/01/2010           1,474,912
-----------------------------------------------------------------------------------------------------------------------
       285,000   Monroe County IDA (Piano Works)                 6.625    11/01/2006    11/01/2006             285,490
-----------------------------------------------------------------------------------------------------------------------
     2,235,000   Monroe County IDA (West End Business
                 Center)                                         5.125    12/01/2014    05/29/2011 D         2,245,661
-----------------------------------------------------------------------------------------------------------------------
       330,000   Monroe County Tobacco Asset
                 Securitization Corp.                            5.875    06/01/2014    06/01/2010 E           361,165
-----------------------------------------------------------------------------------------------------------------------
    16,865,000   Monroe County Tobacco Asset
                 Securitization Corp. 3                          6.150    06/01/2025    07/03/2009 D        18,631,271
-----------------------------------------------------------------------------------------------------------------------
        60,000   Monroe County Water Authority                   5.250    08/01/2011    08/01/2006 A            60,080
-----------------------------------------------------------------------------------------------------------------------
       285,000   Monroe Newpower Corp.                           4.500    01/01/2011    10/01/2010 B           286,981
-----------------------------------------------------------------------------------------------------------------------
       155,000   Monroe Newpower Corp.                           4.700    01/01/2012    10/01/2011 B           156,897
-----------------------------------------------------------------------------------------------------------------------
       410,000   Monroe Newpower Corp.                           4.800    01/01/2013    10/01/2012 B           416,708
-----------------------------------------------------------------------------------------------------------------------
     7,800,000   Monroe Newpower Corp.                           6.375    01/01/2024    07/01/2009 A         8,301,072
-----------------------------------------------------------------------------------------------------------------------
       730,000   Montgomery County IDA (ASMF) 2,4                6.500    01/15/2005    06/15/2006             387,710
-----------------------------------------------------------------------------------------------------------------------
       280,000   Mount Vernon IDA (Kings Court)                  5.125    12/01/2023    12/01/2015 A           287,826
-----------------------------------------------------------------------------------------------------------------------
       975,000   Mount Vernon IDA
                 (Macedonia Towers)                              5.125    12/01/2023    12/01/2015 A         1,002,251
-----------------------------------------------------------------------------------------------------------------------
       285,000   Mount Vernon IDA (Meadowview)                   6.000    06/01/2009    12/28/2007 B           290,888
-----------------------------------------------------------------------------------------------------------------------
       270,000   Mount Vernon IDA (Section 8), Series A          3.250    12/01/2007    12/01/2007             268,024
-----------------------------------------------------------------------------------------------------------------------
       280,000   Mount Vernon IDA (Section 8), Series A          3.500    06/01/2008    06/01/2008             277,368
-----------------------------------------------------------------------------------------------------------------------
     5,275,000   Mount Vernon IDA (Section 8), Series A          5.250    12/01/2014 1  06/01/2008 A         5,399,490
-----------------------------------------------------------------------------------------------------------------------
        30,000   MTA Commuter Facilities
                 (Grand Central Terminal)                        5.500    07/01/2012    07/01/2006 E            30,146
-----------------------------------------------------------------------------------------------------------------------
        25,000   MTA Commuter Facilities, Series 7               5.625    07/01/2016 1  07/01/2006 E            25,131
-----------------------------------------------------------------------------------------------------------------------
        10,000   MTA Commuter Facilities, Series B               5.000    07/01/2017    07/01/2009 E            10,362
-----------------------------------------------------------------------------------------------------------------------
        20,000   MTA Commuter Facilities, Series B               5.125    07/01/2024    07/01/2007 A            20,758
-----------------------------------------------------------------------------------------------------------------------
         5,000   MTA Commuter Facilities, Series D               5.000    07/01/2016    07/01/2007 E             5,131
-----------------------------------------------------------------------------------------------------------------------
       145,000   MTA Service Contract, Series 3                  7.375    07/01/2008    07/18/2007 B           151,424
-----------------------------------------------------------------------------------------------------------------------
     8,500,000   MTA Service Contract, Series A                  5.125    01/01/2024    07/01/2012 A         8,930,100
-----------------------------------------------------------------------------------------------------------------------
    29,400,000   MTA Service Contract, Series A                  5.125    01/01/2029    07/01/2012 A        30,787,092
-----------------------------------------------------------------------------------------------------------------------
    15,350,000   MTA Service Contract, Series A 3                5.750    07/01/2031    07/01/2012 A        16,817,000
-----------------------------------------------------------------------------------------------------------------------
    11,075,000   MTA, Series A 3                                 5.500    11/15/2026    11/15/2012 A        11,955,020
-----------------------------------------------------------------------------------------------------------------------
    25,000,000   MTA, Series A                                   5.750    11/15/2032    11/15/2012 A        27,406,250
-----------------------------------------------------------------------------------------------------------------------
        55,000   MTA, Series B                                   5.000    07/01/2020 1  07/01/2007 A            56,978
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   MTA, Series B-2                                 5.000    07/01/2017    07/01/2007 A         2,072,440
-----------------------------------------------------------------------------------------------------------------------
        50,000   MTA, Series E                                   5.500    11/15/2021    11/15/2012 A            54,242
-----------------------------------------------------------------------------------------------------------------------
        50,000   Municipal Assistance Corp. for Troy, NY         5.000    01/15/2016    01/15/2007 A            51,241
-----------------------------------------------------------------------------------------------------------------------
       300,000   Nassau County Bridge Authority                  5.250    10/01/2026    10/01/2007 A           312,627
-----------------------------------------------------------------------------------------------------------------------
       680,000   Nassau County IDA (ACDS)                        6.000    12/01/2019    12/02/2016 A           695,252
-----------------------------------------------------------------------------------------------------------------------


5                         |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$      505,000   Nassau County IDA (ALIA-ACDS)                   7.000%   10/01/2016    11/01/2011 A  $        543,178
-----------------------------------------------------------------------------------------------------------------------
       970,000   Nassau County IDA (ALIA-ACLD)                   5.750    09/01/2011    09/03/2009 B           990,874
-----------------------------------------------------------------------------------------------------------------------
       755,000   Nassau County IDA (ALIA-CMA)                    7.000    10/01/2016    11/01/2011 A           812,078
-----------------------------------------------------------------------------------------------------------------------
       580,000   Nassau County IDA (ALIA-CRR)                    7.000    10/01/2016    11/01/2011 A           623,848
-----------------------------------------------------------------------------------------------------------------------
       130,000   Nassau County IDA (ALIA-FREE)                   7.000    10/01/2016    11/01/2011 A           139,828
-----------------------------------------------------------------------------------------------------------------------
       530,000   Nassau County IDA (ALIA-HKSB)                   7.000    10/01/2016    11/01/2011 A           570,068
-----------------------------------------------------------------------------------------------------------------------
     2,455,000   Nassau County IDA (CSMR)                        6.000    12/01/2019    12/03/2016 A         2,510,066
-----------------------------------------------------------------------------------------------------------------------
       320,000   Nassau County IDA
                 (Engel Burman Senior Hsg.)                      6.750    05/01/2017    05/07/2013 B           331,306
-----------------------------------------------------------------------------------------------------------------------
       215,000   Nassau County IDA
                 (Engel Burman Senior Hsg.)                      6.750    05/01/2017    05/07/2013 B           222,596
-----------------------------------------------------------------------------------------------------------------------
       370,000   Nassau County IDA
                 (Engel Burman Senior Hsg.)                      6.750    05/01/2017    11/01/2011 A           383,072
-----------------------------------------------------------------------------------------------------------------------
       395,000   Nassau County IDA
                 (Engel Burman Senior Hsg.)                      6.750    05/01/2017    11/01/2011 A           408,955
-----------------------------------------------------------------------------------------------------------------------
       570,000   Nassau County IDA
                 (Engel Burman Senior Hsg.)                      6.750    05/01/2017    11/01/2011 A           590,138
-----------------------------------------------------------------------------------------------------------------------
       845,000   Nassau County IDA (Epilepsy
                 Foundation of Long Island)                      6.000    12/01/2019    12/05/2016 A           864,114
-----------------------------------------------------------------------------------------------------------------------
       225,000   Nassau County IDA
                 (North Shore CFGA)                              5.750    05/01/2008    05/17/2007 B           228,472
-----------------------------------------------------------------------------------------------------------------------
       445,000   Nassau County IDA
                 (United Cerebral Palsy)                         5.750    11/01/2007    03/15/2007 B           447,172
-----------------------------------------------------------------------------------------------------------------------
     1,495,000   Nassau County IDA
                 (United Cerebral Palsy)                         5.750    11/01/2009    05/06/2008 B         1,490,022
-----------------------------------------------------------------------------------------------------------------------
       545,000   Nassau County IDA (WORCA)                       6.000    12/01/2019    12/01/2016 A           557,328
-----------------------------------------------------------------------------------------------------------------------
       150,000   Nassau County IDA, Series C                     6.000    12/01/2019    12/04/2016 A           153,393
-----------------------------------------------------------------------------------------------------------------------
       640,000   Nassau County Interim
                 Finance Authority                               5.125    11/15/2021    11/15/2006 A           652,781
-----------------------------------------------------------------------------------------------------------------------
        45,000   Nassau County Interim
                 Finance Authority                               5.375    11/15/2012    11/15/2006 A            45,925
-----------------------------------------------------------------------------------------------------------------------
        35,000   Nassau County Interim
                 Finance Authority                               5.375    11/15/2013    11/15/2006 A            35,720
-----------------------------------------------------------------------------------------------------------------------
    19,000,000   Nassau County Tobacco
                 Settlement Corp.                                0.000 5  06/01/2026    12/03/2015 B        16,124,350
-----------------------------------------------------------------------------------------------------------------------
       645,000   Nassau County Tobacco
                 Settlement Corp.                                5.625    07/15/2015    07/15/2006 F           688,280
-----------------------------------------------------------------------------------------------------------------------
     3,115,000   Nassau County Tobacco
                 Settlement Corp.                                5.700    07/15/2015    07/15/2007 F         3,331,181
-----------------------------------------------------------------------------------------------------------------------
       590,000   Nassau County Tobacco
                 Settlement Corp.                                5.750    07/15/2016    07/15/2007 F           631,849
-----------------------------------------------------------------------------------------------------------------------
     3,550,000   Nassau County Tobacco
                 Settlement Corp.                                5.875    07/15/2016    07/15/2008 F         3,815,434
-----------------------------------------------------------------------------------------------------------------------
       725,000   Nassau County Tobacco
                 Settlement Corp.                                6.000    07/15/2017    07/15/2009 F           781,985
-----------------------------------------------------------------------------------------------------------------------
        25,000   Nassau County Tobacco
                 Settlement Corp.                                6.000    07/15/2018    07/15/2009 A            26,965
-----------------------------------------------------------------------------------------------------------------------


6                         |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    5,440,000   Nassau County Tobacco
                 Settlement Corp.                                6.125%   07/15/2018    07/15/2009 A  $      5,887,549
-----------------------------------------------------------------------------------------------------------------------
       125,000   Nassau County Tobacco
                 Settlement Corp.                                6.200    07/15/2018    07/15/2009 A           135,560
-----------------------------------------------------------------------------------------------------------------------
     2,215,000   Nassau County Tobacco
                 Settlement Corp.                                6.250    07/15/2019 1  07/15/2009 A         2,405,379
-----------------------------------------------------------------------------------------------------------------------
     4,530,000   Nassau County Tobacco
                 Settlement Corp.                                6.250    07/15/2019    07/15/2009 A         4,919,354
-----------------------------------------------------------------------------------------------------------------------
     3,620,000   Nassau County Tobacco
                 Settlement Corp.                                6.250    07/15/2020    07/15/2009 A         3,931,139
-----------------------------------------------------------------------------------------------------------------------
     4,125,000   Nassau County Tobacco
                 Settlement Corp.                                6.250    07/15/2020 1  07/15/2009 A         4,479,544
-----------------------------------------------------------------------------------------------------------------------
     2,255,000   Nassau County Tobacco
                 Settlement Corp.                                6.250    07/15/2021    07/15/2009 A         2,448,817
-----------------------------------------------------------------------------------------------------------------------
     4,925,000   Nassau County Tobacco
                 Settlement Corp.                                6.300    07/15/2021    07/15/2009 A         5,355,839
-----------------------------------------------------------------------------------------------------------------------
     1,320,000   Nassau County Tobacco
                 Settlement Corp.                                6.300    07/15/2022    07/15/2009 A         1,435,474
-----------------------------------------------------------------------------------------------------------------------
    23,175,000   Nassau County Tobacco
                 Settlement Corp.                                6.400    07/15/2033    07/15/2009 A        25,273,496
-----------------------------------------------------------------------------------------------------------------------
    15,050,000   Nassau County Tobacco
                 Settlement Corp.                                6.500    07/15/2027    07/15/2009 A        16,458,831
-----------------------------------------------------------------------------------------------------------------------
    48,005,000   Nassau County Tobacco
                 Settlement Corp.                                6.600    07/15/2039    07/15/2009 A        52,646,123
-----------------------------------------------------------------------------------------------------------------------
       330,000   Nassau IDA (EBS North Hills LLC)                7.000    11/01/2013    09/28/2010 B           346,378
-----------------------------------------------------------------------------------------------------------------------
       155,000   Nassau IDA (EBS North Hills LLC)                7.000    11/01/2013    06/28/2010 B           155,377
-----------------------------------------------------------------------------------------------------------------------
       200,000   Nassau IDA (EBS North Hills LLC)                7.000    11/01/2013    06/28/2010 B           200,486
-----------------------------------------------------------------------------------------------------------------------
       290,000   Nassau IDA (EBS North Hills LLC)                7.000    11/01/2013    06/28/2010 B           290,716
-----------------------------------------------------------------------------------------------------------------------
       215,000   Nassau IDA (EBS North Hills LLC)                7.000    11/01/2013    09/28/2010 B           215,522
-----------------------------------------------------------------------------------------------------------------------
       215,000   Nassau IDA (EBS North Hills LLC)                7.000    11/01/2013    06/28/2010 B           215,522
-----------------------------------------------------------------------------------------------------------------------
        50,000   New Hartford-Sunset Wood Funding Corp.          5.950    08/01/2027    08/01/2007 A            51,723
-----------------------------------------------------------------------------------------------------------------------
     1,345,000   New Rochelle IDA (College of
                 New Rochelle)                                   5.500    07/01/2019    07/01/2009 A         1,408,766
-----------------------------------------------------------------------------------------------------------------------
       355,000   New Rochelle Municipal Hsg.
                 Authority, Series A                             5.000    12/01/2008    09/20/2007 B           361,106
-----------------------------------------------------------------------------------------------------------------------
        85,000   New Rochelle Municipal Hsg.
                 Authority, Series B                             6.500    12/01/2014    12/01/2008 E            92,103
-----------------------------------------------------------------------------------------------------------------------
     1,575,000   Newark-Wayne Community Hospital                 7.600    09/01/2015    10/06/2011 B         1,574,921
-----------------------------------------------------------------------------------------------------------------------
        10,000   Newburgh GO                                     7.600    04/01/2008    04/01/2006 A            10,196
-----------------------------------------------------------------------------------------------------------------------
     1,410,000   Newburgh IDA (Bourne & Kenney
                 Redevel. Company)                               5.650    08/01/2020 1  08/01/2009 A         1,467,951
-----------------------------------------------------------------------------------------------------------------------
       150,000   Niagara County IDA (American Ref-Fuel
                 Company)                                        5.550    11/15/2024    11/15/2011 A           156,654
-----------------------------------------------------------------------------------------------------------------------
    13,725,000   Niagara County IDA (Niagara Falls
                 Memorial Medical Center)                        5.500    11/01/2035    12/28/2007 C        13,853,192
-----------------------------------------------------------------------------------------------------------------------
     5,000,000   Niagara County IDA
                 (Solid Waste Disposal)                          5.450    11/15/2025    11/15/2012 A         5,277,950
-----------------------------------------------------------------------------------------------------------------------


7                         |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    7,175,000   Niagara County IDA
                 (Solid Waste Disposal)                          5.550%   11/15/2024    11/15/2011 A  $      7,539,060
-----------------------------------------------------------------------------------------------------------------------
     9,850,000   Niagara County IDA
                 (Solid Waste Disposal)                          5.625    11/15/2024    11/15/2012 A        10,351,365
-----------------------------------------------------------------------------------------------------------------------
       170,000   Niagara County Tobacco Asset
                 Securitization Corp.                            5.375    05/15/2018    05/15/2009 F           174,437
-----------------------------------------------------------------------------------------------------------------------
       175,000   Niagara County Tobacco Asset
                 Securitization Corp.                            5.500    05/15/2019    05/15/2011 A           180,150
-----------------------------------------------------------------------------------------------------------------------
        50,000   Niagara County Tobacco Asset
                 Securitization Corp.                            5.500    05/15/2020    05/15/2011 A            51,422
-----------------------------------------------------------------------------------------------------------------------
     1,175,000   Niagara County Tobacco Asset
                 Securitization Corp.                            5.875    05/15/2022    05/15/2011 A         1,226,265
-----------------------------------------------------------------------------------------------------------------------
       795,000   Niagara County Tobacco Asset
                 Securitization Corp.                            6.250    05/15/2034    11/15/2010 A           838,192
-----------------------------------------------------------------------------------------------------------------------
       870,000   Niagara County Tobacco Asset
                 Securitization Corp.                            6.250    05/15/2040    05/15/2010 A           917,267
-----------------------------------------------------------------------------------------------------------------------
    11,995,000   Niagara County Tobacco Asset
                 Securitization Corp.                            6.750    05/15/2029 1  05/15/2010 A        12,890,667
-----------------------------------------------------------------------------------------------------------------------
        10,000   Niagara Falls HDC (Niagara Towers)              5.150    10/01/2010    10/01/2008 A            10,271
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   Niagara Falls Public Water Authority            5.500    07/15/2034    07/15/2015 A         1,091,750
-----------------------------------------------------------------------------------------------------------------------
     5,355,000   Niagara Frontier Transportation
                 Authority (Buffalo Niagara
                 International Airport)                          5.625    04/01/2029 1  04/01/2009 A         5,643,956
-----------------------------------------------------------------------------------------------------------------------
       210,000   Niagara Frontier Transportation
                 Authority (Buffalo Niagara
                 International Airport)                          5.750    04/01/2019    04/01/2009 A           223,383
-----------------------------------------------------------------------------------------------------------------------
       610,000   North Babylon Volunteer Fire Company            5.750    08/01/2022    08/01/2007 A           643,269
-----------------------------------------------------------------------------------------------------------------------
     2,310,000   NY Counties Tobacco Trust I                     5.800    06/01/2023    05/08/2007 D         2,516,814
-----------------------------------------------------------------------------------------------------------------------
       940,000   NY Counties Tobacco Trust I                     5.800    06/01/2023    05/08/2007 D           963,265
-----------------------------------------------------------------------------------------------------------------------
     9,625,000   NY Counties Tobacco Trust I                     6.300    06/01/2019 1  06/01/2010 E        10,667,099
-----------------------------------------------------------------------------------------------------------------------
     4,670,000   NY Counties Tobacco Trust I                     6.300    06/01/2019 1  06/01/2010 A         4,970,561
-----------------------------------------------------------------------------------------------------------------------
     8,650,000   NY Counties Tobacco Trust I                     6.500    06/01/2035    06/01/2010 E         9,652,795
-----------------------------------------------------------------------------------------------------------------------
     4,170,000   NY Counties Tobacco Trust I                     6.500    06/01/2035    06/01/2010 A         4,437,047
-----------------------------------------------------------------------------------------------------------------------
     3,295,000   NY Counties Tobacco Trust I                     6.625    06/01/2042 1  06/01/2010 A         3,534,151
-----------------------------------------------------------------------------------------------------------------------
    25,920,000   NY Counties Tobacco Trust II (TASC)             5.250    06/01/2025    11/17/2010 D        26,251,517
-----------------------------------------------------------------------------------------------------------------------
       150,000   NY Counties Tobacco Trust II (TASC)             5.500    06/01/2011    06/01/2011             159,143
-----------------------------------------------------------------------------------------------------------------------
       570,000   NY Counties Tobacco Trust II (TASC)             5.625    06/01/2035    06/01/2012 A           581,543
-----------------------------------------------------------------------------------------------------------------------
     1,055,000   NY Counties Tobacco Trust II (TASC)             5.750    06/01/2013    06/01/2011 A         1,125,769
-----------------------------------------------------------------------------------------------------------------------
     1,925,000   NY Counties Tobacco Trust II (TASC)             5.750    06/01/2014    06/01/2011 A         2,044,042
-----------------------------------------------------------------------------------------------------------------------
       265,000   NY Counties Tobacco Trust II (TASC)             5.750    06/01/2043    06/01/2012 A           271,811
-----------------------------------------------------------------------------------------------------------------------
     2,120,000   NY Counties Tobacco Trust II (TASC)             6.000    06/01/2015    06/01/2011 A         2,266,174
-----------------------------------------------------------------------------------------------------------------------


8                         |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    2,330,000   NY Counties Tobacco Trust II (TASC)             6.000%   06/01/2016    06/01/2011 A  $      2,479,609
-----------------------------------------------------------------------------------------------------------------------
    13,985,000   NY Counties Tobacco Trust III                   5.000    06/01/2027    02/03/2009 D        14,326,654
-----------------------------------------------------------------------------------------------------------------------
     4,980,000   NY Counties Tobacco Trust III                   5.750    06/01/2033    09/26/2012 D         5,185,525
-----------------------------------------------------------------------------------------------------------------------
    16,535,000   NY Counties Tobacco Trust III                   6.000    06/01/2043    06/01/2013 A        17,412,512
-----------------------------------------------------------------------------------------------------------------------
     5,090,000   NY Counties Tobacco Trust IV                    4.250    06/01/2021    07/14/2011 B         5,014,210
-----------------------------------------------------------------------------------------------------------------------
    38,400,000   NY Counties Tobacco Trust IV (TASC)             0.000    06/01/2041    08/03/2019 B        29,256,192
-----------------------------------------------------------------------------------------------------------------------
     4,520,000   NY Counties Tobacco Trust IV (TASC)             4.750    06/01/2026    07/23/2014 B         4,391,180
-----------------------------------------------------------------------------------------------------------------------
    38,400,000   NY Counties Tobacco Trust IV (TASC)             6.650    06/01/2041    06/01/2010 A         7,745,280
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          0.000 5  08/01/2024    08/01/2008 A             9,984
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          0.000 5  03/15/2029    03/15/2011 A            42,549
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          0.000 5  11/15/2037    11/15/2009 A            18,512
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.000    08/01/2015    08/01/2008 A            15,482
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.000    08/15/2016    08/15/2008 A            20,650
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.000    05/15/2018    05/15/2008 A            20,664
-----------------------------------------------------------------------------------------------------------------------
       185,000   NYC GO                                          5.000    08/01/2018    02/01/2008 A           189,570
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.000    08/15/2018    08/15/2008 A            51,442
-----------------------------------------------------------------------------------------------------------------------
     1,055,000   NYC GO                                          5.000    12/01/2018    12/01/2014 A         1,106,727
-----------------------------------------------------------------------------------------------------------------------
        90,000   NYC GO                                          5.000    08/15/2019    08/15/2008 A            92,596
-----------------------------------------------------------------------------------------------------------------------
     1,500,000   NYC GO                                          5.000    12/01/2019    12/01/2014 A         1,570,230
-----------------------------------------------------------------------------------------------------------------------
     1,425,000   NYC GO                                          5.000    08/01/2020    08/01/2014 A         1,486,546
-----------------------------------------------------------------------------------------------------------------------
       500,000   NYC GO                                          5.000    03/15/2021    03/15/2009 A           512,825
-----------------------------------------------------------------------------------------------------------------------
     6,450,000   NYC GO                                          5.000    06/01/2021    06/01/2015 A         6,736,509
-----------------------------------------------------------------------------------------------------------------------
     3,000,000   NYC GO                                          5.000    08/01/2021    08/01/2014 A         3,123,210
-----------------------------------------------------------------------------------------------------------------------
     2,110,000   NYC GO                                          5.000    08/01/2021    08/01/2014 A         2,196,658
-----------------------------------------------------------------------------------------------------------------------
     9,000,000   NYC GO                                          5.000    08/01/2021    08/01/2015 A         9,405,630
-----------------------------------------------------------------------------------------------------------------------
     4,975,000   NYC GO                                          5.000    11/01/2021    11/01/2014 A         5,184,497
-----------------------------------------------------------------------------------------------------------------------
        80,000   NYC GO                                          5.000    08/01/2022    02/01/2009 A            81,893
-----------------------------------------------------------------------------------------------------------------------
        85,000   NYC GO                                          5.000    08/01/2022    02/01/2008 A            87,717
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.000    08/01/2022    02/01/2008 A            25,475
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.000    08/01/2022    08/01/2008 A            10,377
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                          5.000    08/01/2022    08/01/2015 A         1,042,740
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.000    08/01/2022    08/01/2010 A            25,534
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.000    08/01/2022    08/01/2008 A            25,943
-----------------------------------------------------------------------------------------------------------------------
       130,000   NYC GO                                          5.000    08/15/2022    08/15/2008 A           132,802
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYC GO                                          5.000    09/15/2022    09/15/2013 A            41,420
-----------------------------------------------------------------------------------------------------------------------
     2,500,000   NYC GO                                          5.000    11/01/2022    11/01/2014 A         2,599,825
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.000    05/15/2023    05/15/2008 A            15,530
-----------------------------------------------------------------------------------------------------------------------
     1,005,000   NYC GO                                          5.000    08/01/2023    02/01/2008 A         1,029,824
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                          5.000    08/01/2023    08/01/2015 A         1,041,190
-----------------------------------------------------------------------------------------------------------------------
       250,000   NYC GO                                          5.000    08/01/2023    08/01/2008 A           255,228
-----------------------------------------------------------------------------------------------------------------------


9                         |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    2,830,000   NYC GO                                          5.000%   08/01/2023    08/01/2015 A  $      2,946,568
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.000    08/01/2023    02/01/2008 A            51,598
-----------------------------------------------------------------------------------------------------------------------
     4,000,000   NYC GO                                          5.000    08/01/2023    08/01/2015 A         4,164,760
-----------------------------------------------------------------------------------------------------------------------
     6,750,000   NYC GO                                          5.000    11/01/2023    11/01/2014 A         7,009,740
-----------------------------------------------------------------------------------------------------------------------
    11,340,000   NYC GO                                          5.000    12/01/2023    12/01/2014 A        11,779,652
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.000    04/15/2024    04/15/2009 A            52,137
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                          5.000    08/01/2024    08/01/2015 A         1,039,640
-----------------------------------------------------------------------------------------------------------------------
     3,040,000   NYC GO                                          5.000    08/01/2024    08/01/2015 A         3,160,506
-----------------------------------------------------------------------------------------------------------------------
     8,000,000   NYC GO                                          5.000    08/01/2024    02/01/2016 A         8,330,720
-----------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC GO                                          5.000    09/01/2024    09/01/2015 A         5,199,750
-----------------------------------------------------------------------------------------------------------------------
     3,635,000   NYC GO                                          5.000    12/01/2024    12/01/2014 A         3,770,622
-----------------------------------------------------------------------------------------------------------------------
    24,860,000   NYC GO                                          5.000    03/01/2025    03/01/2015 A        25,773,108
-----------------------------------------------------------------------------------------------------------------------
     6,000,000   NYC GO                                          5.000    06/01/2025    06/01/2015 A         6,225,240
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                          5.000    08/01/2025    08/01/2015 A         1,038,090
-----------------------------------------------------------------------------------------------------------------------
     2,335,000   NYC GO                                          5.000    09/01/2025    09/01/2015 A         2,424,641
-----------------------------------------------------------------------------------------------------------------------
     6,920,000   NYC GO                                          5.000    08/01/2026    08/01/2015 A         7,172,926
-----------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC GO                                          5.000    08/01/2026    08/01/2015 A         5,182,750
-----------------------------------------------------------------------------------------------------------------------
     4,000,000   NYC GO                                          5.000    08/01/2026    08/01/2015 A         4,146,200
-----------------------------------------------------------------------------------------------------------------------
     1,830,000   NYC GO                                          5.000    11/01/2027    11/01/2014 A         1,887,242
-----------------------------------------------------------------------------------------------------------------------
        70,000   NYC GO                                          5.000    03/15/2029    03/15/2009 A            71,678
-----------------------------------------------------------------------------------------------------------------------
       100,000   NYC GO                                          5.000    03/15/2029    03/15/2009 A           101,819
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.000    04/15/2029    04/15/2009 A            10,252
-----------------------------------------------------------------------------------------------------------------------
       270,000   NYC GO                                          5.100    08/15/2027    08/15/2014 A           280,438
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.125    08/01/2018    08/01/2008 A            25,782
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.125    03/15/2019    03/15/2009 A            10,514
-----------------------------------------------------------------------------------------------------------------------
     8,360,000   NYC GO                                          5.125    08/01/2022    02/01/2009 A         8,598,929
-----------------------------------------------------------------------------------------------------------------------
       200,000   NYC GO                                          5.125    03/15/2025    03/15/2012 A           210,344
-----------------------------------------------------------------------------------------------------------------------
        55,000   NYC GO                                          5.125    08/01/2025    02/01/2008              56,185
-----------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                          5.125    08/01/2025    08/01/2008 A            46,615
-----------------------------------------------------------------------------------------------------------------------
       350,000   NYC GO                                          5.125    08/01/2025    08/01/2006 A           360,556
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.125    03/01/2028    03/01/2008 A            10,384
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYC GO                                          5.125    05/15/2029    05/15/2009 A            31,230
-----------------------------------------------------------------------------------------------------------------------
        70,000   NYC GO                                          5.200    03/15/2028    03/15/2009 A            72,792
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.250    08/15/2013    08/15/2008 A            52,056
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.250    02/01/2014    02/01/2008 A            51,660
-----------------------------------------------------------------------------------------------------------------------
       175,000   NYC GO                                          5.250    08/01/2015    08/01/2007 A           179,697
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.250    08/01/2015    02/01/2008 A            25,861
-----------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                          5.250    08/01/2015    08/01/2007 A            46,238
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.250    08/01/2016    08/01/2007 A            15,407
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.250    08/01/2017    02/01/2008 A            25,794
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.250    08/01/2020    08/01/2007 A            51,549
-----------------------------------------------------------------------------------------------------------------------
        45,000   NYC GO                                          5.250    08/01/2020    08/01/2007 A            46,180
-----------------------------------------------------------------------------------------------------------------------


10                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$      235,000   NYC GO                                          5.250%   08/01/2021    08/01/2007 A  $        241,164
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.250    08/01/2021    08/01/2007 A            20,610
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYC GO                                          5.250    11/15/2021 1  11/15/2007 A            41,186
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.250    01/15/2023    01/15/2013 A            26,361
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                          5.250    08/15/2024    08/15/2014 A         1,060,740
-----------------------------------------------------------------------------------------------------------------------
     5,110,000   NYC GO                                          5.250    08/15/2026    08/15/2014 A         5,420,381
-----------------------------------------------------------------------------------------------------------------------
       180,000   NYC GO                                          5.250    06/01/2027    06/01/2012 A           188,519
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.250    01/15/2028    01/15/2013 A            52,483
-----------------------------------------------------------------------------------------------------------------------
       200,000   NYC GO                                          5.250    01/15/2033    01/15/2013 A           209,572
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.300    08/01/2024    08/01/2008 A            20,789
-----------------------------------------------------------------------------------------------------------------------
       135,000   NYC GO                                          5.300    01/15/2026    01/15/2013 A           142,729
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.350    08/01/2013    02/01/2008 A            20,724
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC GO                                          5.375    08/01/2015    08/01/2008 A         2,081,300
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          5.375    08/01/2017    08/01/2010 A            53,444
-----------------------------------------------------------------------------------------------------------------------
       155,000   NYC GO                                          5.375    08/01/2017    08/01/2007 A           159,334
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.375    11/15/2017    11/15/2007 A             5,159
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.375    11/15/2017    11/15/2007 A             5,195
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.375    08/01/2019    08/01/2009 A            10,504
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.375    08/01/2019    02/01/2008 A            25,849
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.375    08/01/2020    08/01/2009 A             5,259
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.375    08/01/2022    08/01/2007 A            25,712
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          5.375    08/01/2022    08/01/2007 A            25,820
-----------------------------------------------------------------------------------------------------------------------
       305,000   NYC GO                                          5.375    03/01/2027    03/01/2013 A           323,770
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.375    08/01/2027    08/01/2008 A             5,250
-----------------------------------------------------------------------------------------------------------------------
       580,000   NYC GO                                          5.375    08/01/2027    08/01/2008 A           605,201
-----------------------------------------------------------------------------------------------------------------------
       350,000   NYC GO                                          5.375    11/15/2027    11/15/2007 A           361,925
-----------------------------------------------------------------------------------------------------------------------
        35,000   NYC GO                                          5.400    08/01/2011    08/01/2007 A            35,997
-----------------------------------------------------------------------------------------------------------------------
       250,000   NYC GO                                          5.500    08/01/2022    08/01/2007 A           257,525
-----------------------------------------------------------------------------------------------------------------------
     7,700,000   NYC GO                                          5.500    06/01/2023    06/01/2013 A         8,281,427
-----------------------------------------------------------------------------------------------------------------------
     1,630,000   NYC GO                                          5.500    05/15/2024 1  05/15/2010 A         1,734,239
-----------------------------------------------------------------------------------------------------------------------
       480,000   NYC GO                                          5.500    02/15/2026    08/15/2006 A           485,875
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                          5.500    02/15/2026    08/15/2006 A            20,328
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.500    11/15/2037    11/15/2007 A            15,503
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.600    12/01/2010    06/01/2006 A            15,041
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYC GO                                          5.600    12/01/2013    05/15/2012 A            30,085
-----------------------------------------------------------------------------------------------------------------------
       125,000   NYC GO                                          5.700    08/15/2010    08/15/2006 A           126,459
-----------------------------------------------------------------------------------------------------------------------
        85,000   NYC GO                                          5.750    02/01/2012    08/01/2006 A            86,409
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          5.750    05/15/2012    05/15/2006 A            10,017
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          5.750    02/01/2017    08/01/2006 A             5,084
-----------------------------------------------------------------------------------------------------------------------
       300,000   NYC GO                                          5.750    02/01/2017    08/01/2006 A           304,932
-----------------------------------------------------------------------------------------------------------------------
     1,035,000   NYC GO                                          5.750    03/01/2018    03/01/2013 A         1,133,967
-----------------------------------------------------------------------------------------------------------------------
       500,000   NYC GO                                          5.750    08/01/2018    08/01/2012 A           545,140
-----------------------------------------------------------------------------------------------------------------------
       500,000   NYC GO                                          5.750    08/01/2018    08/01/2012 A           545,140
-----------------------------------------------------------------------------------------------------------------------


11                                    |     Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$       20,000   NYC GO                                          5.750%   02/01/2019    08/01/2006 A  $         20,329
-----------------------------------------------------------------------------------------------------------------------
        75,000   NYC GO                                          5.750    02/01/2020    02/01/2007 A            76,256
-----------------------------------------------------------------------------------------------------------------------
       500,000   NYC GO                                          5.750    03/01/2020    03/01/2013 A           547,810
-----------------------------------------------------------------------------------------------------------------------
     3,800,000   NYC GO                                          5.750    03/01/2021    03/01/2013 E         4,235,138
-----------------------------------------------------------------------------------------------------------------------
     1,210,000   NYC GO                                          5.750    03/01/2021    03/01/2013 A         1,325,700
-----------------------------------------------------------------------------------------------------------------------
        55,000   NYC GO                                          5.875    08/01/2015    08/01/2007 A            56,918
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          5.875    02/15/2019    08/15/2006 A            15,248
-----------------------------------------------------------------------------------------------------------------------
     7,155,000   NYC GO                                          5.875    06/01/2019    06/01/2012 A         7,834,224
-----------------------------------------------------------------------------------------------------------------------
       505,000   NYC GO                                          5.875    08/01/2019    08/01/2012 E           564,125
-----------------------------------------------------------------------------------------------------------------------
     4,770,000   NYC GO                                          5.875    08/01/2019    08/01/2012 A         5,233,596
-----------------------------------------------------------------------------------------------------------------------
     5,495,000   NYC GO                                          5.875    06/01/2020    06/01/2012 A         6,016,640
-----------------------------------------------------------------------------------------------------------------------
     6,645,000   NYC GO                                          5.875    06/01/2021    06/01/2012 A         7,275,810
-----------------------------------------------------------------------------------------------------------------------
       480,000   NYC GO                                          5.875    08/01/2024 1  08/01/2006 A           490,805
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          6.000    08/01/2006    08/01/2006              10,018
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          6.000    05/15/2010    05/15/2006 A            15,026
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                          6.000    05/15/2011    05/15/2006 A            50,087
-----------------------------------------------------------------------------------------------------------------------
       480,000   NYC GO                                          6.000    02/01/2012    08/01/2006 A           490,651
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          6.000    08/01/2016    08/01/2006 A             5,111
-----------------------------------------------------------------------------------------------------------------------
       580,000   NYC GO                                          6.000    08/01/2017    08/01/2007 A           602,417
-----------------------------------------------------------------------------------------------------------------------
       595,000   NYC GO                                          6.000    08/01/2017    08/01/2007 A           617,997
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          6.000    05/15/2018    05/15/2010 A            10,883
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          6.000    02/01/2022    08/01/2006 A             5,110
-----------------------------------------------------------------------------------------------------------------------
       115,000   NYC GO                                          6.000    05/15/2022    05/15/2010 A           126,310
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          6.000    05/15/2022    05/15/2010 A            16,295
-----------------------------------------------------------------------------------------------------------------------
        35,000   NYC GO                                          6.000    02/15/2024    08/15/2006 A            35,585
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          6.000    08/15/2026 1  08/15/2006 A            10,242
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC GO                                          6.125    08/01/2025 1  08/01/2007 A            10,409
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                          6.125    08/01/2025    08/01/2007 A            25,983
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          6.125    08/01/2025    08/01/2007 A             5,205
-----------------------------------------------------------------------------------------------------------------------
       830,000   NYC GO                                          6.250    08/01/2009    08/01/2006 A           849,098
-----------------------------------------------------------------------------------------------------------------------
       255,000   NYC GO                                          6.350    05/15/2014    05/15/2008 A           270,264
-----------------------------------------------------------------------------------------------------------------------
     1,130,000   NYC GO                                          6.500    05/15/2017    05/15/2010 A         1,251,136
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          7.000    02/01/2009    08/01/2006 A             5,051
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          7.000    12/01/2010    06/01/2006 A             5,026
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          7.000    02/01/2011    08/01/2006 A             5,055
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYC GO                                          7.000    02/01/2012    08/01/2006 A            30,308
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          7.000    02/01/2018    08/01/2006 A             5,013
-----------------------------------------------------------------------------------------------------------------------
        60,000   NYC GO                                          7.250    02/01/2007    08/01/2006 E            60,724
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                          7.250    02/01/2007    08/01/2006 A             5,056
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          7.500    02/01/2007    08/01/2006 A            15,045
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                          7.500    02/01/2009    08/01/2006 A            15,046
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYC GO                                          7.650    02/01/2007    08/01/2006 A            40,124
-----------------------------------------------------------------------------------------------------------------------


12                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$       45,000   NYC GO                                          7.750%   08/15/2027    08/15/2006 A  $         45,649
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO DIAMONDS                                 0.000 5  08/01/2025 1  08/01/2007 A            23,638
-----------------------------------------------------------------------------------------------------------------------
        90,000   NYC GO RIBS                                     8.387 6  08/29/2008    08/01/2006 A            90,266
-----------------------------------------------------------------------------------------------------------------------
       100,000   NYC GO RIBS                                     8.387 6  08/13/2009    08/01/2006 A           100,295
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO RIBS                                     8.387 6  07/29/2010    08/01/2006 A            50,148
-----------------------------------------------------------------------------------------------------------------------
       100,000   NYC GO RIBS                                     8.485 6  08/22/2013    08/01/2006 A           100,303
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO RIBS                                     8.485 6  08/27/2015    08/01/2006 A            50,152
-----------------------------------------------------------------------------------------------------------------------
       450,000   NYC GO RIBS                                     8.700 6  09/01/2011    08/01/2006 A           457,286
-----------------------------------------------------------------------------------------------------------------------
     7,250,000   NYC GO RITES                                    9.705 6  06/01/2023    06/01/2015 A         8,427,110
-----------------------------------------------------------------------------------------------------------------------
        70,000   NYC HDC (Barclay Avenue)                        5.750    04/01/2007    04/01/2007              70,939
-----------------------------------------------------------------------------------------------------------------------
     4,610,000   NYC HDC (Multifamily Hsg.)                      5.250    11/01/2030    05/01/2014 A         4,819,709
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYC HDC (Multifamily Hsg.)                      5.250    11/01/2031    11/01/2010 A            20,390
-----------------------------------------------------------------------------------------------------------------------
       900,000   NYC HDC (Multifamily Hsg.),
                 Series A                                        5.375    11/01/2023    05/01/2012 A           931,779
-----------------------------------------------------------------------------------------------------------------------
       450,000   NYC HDC (Multifamily Hsg.),
                 Series A                                        5.500    11/01/2009    05/01/2008 A           450,414
-----------------------------------------------------------------------------------------------------------------------
       845,000   NYC HDC (Multifamily Hsg.),
                 Series A                                        5.625    05/01/2012    05/01/2008 A           863,176
-----------------------------------------------------------------------------------------------------------------------
       655,000   NYC HDC (Multifamily Hsg.),
                 Series D                                        5.500    11/01/2019    11/01/2006 A           665,460
-----------------------------------------------------------------------------------------------------------------------
     1,200,000   NYC HDC (Multifamily Hsg.),
                 Series E                                        6.250    05/01/2036    11/01/2009 A         1,279,200
-----------------------------------------------------------------------------------------------------------------------
       185,000   NYC HDC, Series A                               5.000    07/01/2010    07/01/2010             193,812
-----------------------------------------------------------------------------------------------------------------------
    17,510,000   NYC HDC, Series A 3                             5.000    07/01/2025    07/01/2015 A        18,225,809
-----------------------------------------------------------------------------------------------------------------------
    27,700,000   NYC Health & Hospital Corp.                     5.250    02/15/2017 1  02/15/2010 A        28,539,310
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC Health & Hospital Corp.                     5.450    02/15/2026    02/15/2012 A            10,364
-----------------------------------------------------------------------------------------------------------------------
     3,000,000   NYC Health & Hospital Corp. (Health
                 System)                                         5.250    02/15/2022    02/15/2013 A         3,190,800
-----------------------------------------------------------------------------------------------------------------------
       935,000   NYC IDA (Acme Architectural Products)           5.875    11/01/2009    04/14/2008 B           905,847
-----------------------------------------------------------------------------------------------------------------------
    10,000,000   NYC IDA (Airis JFK I/JFK
                 International Airport)                          6.000    07/01/2015    07/01/2011 A        10,339,300
-----------------------------------------------------------------------------------------------------------------------
        75,000   NYC IDA (Anti-Defamation
                 League Foundation)                              5.500    06/01/2022    06/01/2007 A            78,075
-----------------------------------------------------------------------------------------------------------------------
       280,000   NYC IDA (Atlantic Veal & Lamb)                  7.250    12/01/2008    12/07/2007 B           286,924
-----------------------------------------------------------------------------------------------------------------------
     3,820,000   NYC IDA (Beth Abraham
                 Health Services)                                6.000    02/15/2013    04/10/2010 B         3,981,815
-----------------------------------------------------------------------------------------------------------------------
       925,000   NYC IDA (Beth Abraham
                 Health Services)                                6.000    11/15/2013    12/28/2009 B           966,607
-----------------------------------------------------------------------------------------------------------------------
       445,000   NYC IDA (Beth Abraham
                 Health Services)                                6.000    11/15/2013    02/04/2010 B           465,016
-----------------------------------------------------------------------------------------------------------------------
        60,000   NYC IDA (Brooklyn Heights Montessori
                 School)                                         7.500    01/01/2007    01/01/2007              61,600
-----------------------------------------------------------------------------------------------------------------------
     5,965,000   NYC IDA (Calhoun School)                        6.250    12/01/2017    02/27/2013 B         5,970,488
-----------------------------------------------------------------------------------------------------------------------
       725,000   NYC IDA (Center for Elimination of
                 Family Violence) 7                              6.250    11/01/2016    03/27/2013 B           725,819
-----------------------------------------------------------------------------------------------------------------------


13                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$      220,000   NYC IDA (Center for Elimination of
                 Family Violence) 7                              6.250%   11/01/2016    03/27/2013 B  $        219,991
-----------------------------------------------------------------------------------------------------------------------
       320,000   NYC IDA (Chardan Corp.)                         6.250    11/01/2008    11/30/2007 B           318,880
-----------------------------------------------------------------------------------------------------------------------
       235,000   NYC IDA (College of Aeronautics)                5.500    05/01/2012    05/01/2010 A           244,494
-----------------------------------------------------------------------------------------------------------------------
       550,000   NYC IDA (College of Aeronautics)                5.500    05/01/2013    05/01/2010 A           571,219
-----------------------------------------------------------------------------------------------------------------------
     1,240,000   NYC IDA (College of
                 Mount St. Vincent)                              7.000    05/01/2008    05/01/2006 A         1,241,612
-----------------------------------------------------------------------------------------------------------------------
       360,000   NYC IDA (College of New Rochelle)               6.200    09/01/2010 1  09/01/2006 A           367,776
-----------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (College of New Rochelle)               6.300    09/01/2015 1  09/01/2006 A           510,680
-----------------------------------------------------------------------------------------------------------------------
       925,000   NYC IDA (Comprehensive Care
                 Management)                                     5.625    11/01/2015    11/01/2015             928,941
-----------------------------------------------------------------------------------------------------------------------
       695,000   NYC IDA (Comprehensive Care
                 Management)                                     5.625    11/01/2015    11/01/2015             697,961
-----------------------------------------------------------------------------------------------------------------------
       285,000   NYC IDA (Comprehensive Care
                 Management)                                     5.750    11/01/2008    10/30/2007 B           287,314
-----------------------------------------------------------------------------------------------------------------------
       110,000   NYC IDA (Comprehensive Care
                 Management)                                     5.750    11/01/2008    10/30/2007 B           110,884
-----------------------------------------------------------------------------------------------------------------------
     3,085,000   NYC IDA (Comprehensive Care
                 Management)                                     5.750    08/01/2018    07/04/2014 D         3,093,268
-----------------------------------------------------------------------------------------------------------------------
     3,090,000   NYC IDA (Comprehensive Care
                 Management)                                     5.750    11/01/2018    07/04/2014 D         3,098,281
-----------------------------------------------------------------------------------------------------------------------
     3,240,000   NYC IDA (Comprehensive Care
                 Management)                                     5.750    05/01/2019    08/03/2015 D         3,264,041
-----------------------------------------------------------------------------------------------------------------------
       115,000   NYC IDA (Comprehensive Care
                 Management)                                     7.250    12/01/2006    12/01/2006             116,525
-----------------------------------------------------------------------------------------------------------------------
       360,000   NYC IDA (Essie Cosmetics)                       5.500    11/01/2008    10/22/2007 B           360,148
-----------------------------------------------------------------------------------------------------------------------
       950,000   NYC IDA (Family Support Systems)                6.500    11/01/2014    11/01/2006 A           953,449
-----------------------------------------------------------------------------------------------------------------------
       405,000   NYC IDA (Gabrielli Truck Sales)                 7.250    12/01/2007    04/19/2007 B           413,703
-----------------------------------------------------------------------------------------------------------------------
     1,105,000   NYC IDA (Global Country
                 World Peace)                                    6.250    11/01/2015    08/19/2012 B         1,101,807
-----------------------------------------------------------------------------------------------------------------------
     1,030,000   NYC IDA (Global Country
                 World Peace)                                    6.250    11/01/2025    08/20/2012 B         1,027,023
-----------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (Independent
                 Living Assoc.)                                  6.200    07/01/2020    09/25/2014 B           499,005
-----------------------------------------------------------------------------------------------------------------------
    38,455,000   NYC IDA (Japan Airlines) 3                      6.000    11/01/2015    05/01/2006 A        39,307,932
-----------------------------------------------------------------------------------------------------------------------
       145,000   NYC IDA (Julia Gray)                            6.500    11/01/2007    03/18/2007 B           145,673
-----------------------------------------------------------------------------------------------------------------------
       240,000   NYC IDA (Koenig Iron Works)                     7.375    12/01/2010    12/11/2008 B           247,675
-----------------------------------------------------------------------------------------------------------------------
     2,355,000   NYC IDA (Lycee Francais De
                 New York)                                       5.500    06/01/2013    12/01/2012 A         2,502,847
-----------------------------------------------------------------------------------------------------------------------
       730,000   NYC IDA (Lycee Francais De New York)            5.500    06/01/2015    12/01/2012 A           771,077
-----------------------------------------------------------------------------------------------------------------------
     2,880,000   NYC IDA (Lycee Francais De New York)            5.500    06/01/2016    12/01/2012 A         3,035,117
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC IDA (Lycee Francais De New York)            5.500    06/01/2017    12/01/2012 A         2,102,320
-----------------------------------------------------------------------------------------------------------------------
     3,210,000   NYC IDA (Lycee Francais De New York)            5.500    06/01/2018    12/01/2012 A         3,372,330
-----------------------------------------------------------------------------------------------------------------------
       250,000   NYC IDA (Marymount School of NY)                5.125    09/01/2021    09/01/2013 A           256,973
-----------------------------------------------------------------------------------------------------------------------


14                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

   Principal                                                                             Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    1,900,000   NYC IDA (Metropolitan
                 College of New York)                            5.750%   03/01/2020    12/14/2017 B  $      1,849,384
-----------------------------------------------------------------------------------------------------------------------
     4,585,000   NYC IDA (MMC Corp.)                             5.125    11/01/2025    11/01/2010 A         4,718,561
-----------------------------------------------------------------------------------------------------------------------
     5,865,000   NYC IDA (MMC Corp.)                             5.125    11/01/2035    11/01/2010 A         5,996,787
-----------------------------------------------------------------------------------------------------------------------
       240,000   NYC IDA (Morrisons Pastry)                      5.750    11/01/2009    04/16/2007 B           239,969
-----------------------------------------------------------------------------------------------------------------------
     4,095,000   NYC IDA (National Compressor Exchange)          6.250    11/01/2027    11/01/2007 E         4,139,308
-----------------------------------------------------------------------------------------------------------------------
     2,005,000   NYC IDA (Polytechnic University)                5.750    11/01/2010    11/01/2010           2,042,413
-----------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (Polytechnic University)                5.750    11/01/2012    11/01/2012             507,210
-----------------------------------------------------------------------------------------------------------------------
     1,810,000   NYC IDA (Polytechnic Universtiy)                5.250    11/01/2008    11/01/2008           1,817,059
-----------------------------------------------------------------------------------------------------------------------
       330,000   NYC IDA (Precision Gear)                        5.875    11/01/2009    04/17/2008 B           334,155
-----------------------------------------------------------------------------------------------------------------------
       275,000   NYC IDA (Precision Gear)                        5.875    11/01/2009    03/09/2008 B           277,167
-----------------------------------------------------------------------------------------------------------------------
        85,000   NYC IDA (Precision Gear)                        6.500    11/01/2008    11/04/2007 B            86,867
-----------------------------------------------------------------------------------------------------------------------
     1,200,000   NYC IDA (Reece School)                          6.500    12/01/2017    08/03/2015 B         1,203,384
-----------------------------------------------------------------------------------------------------------------------
       405,000   NYC IDA (Reece School)                          6.500    12/01/2017    08/03/2015 B           405,081
-----------------------------------------------------------------------------------------------------------------------
       145,000   NYC IDA (Rockefeller Foundation)                5.375    07/01/2023    07/01/2006 A           145,445
-----------------------------------------------------------------------------------------------------------------------
     3,840,000   NYC IDA (Rosco, Inc.)                           6.125    06/01/2022    06/01/2007 C         3,990,835
-----------------------------------------------------------------------------------------------------------------------
     4,100,000   NYC IDA (Samaritan Aids Services)               5.000    11/01/2024    11/01/2011 A         4,209,224
-----------------------------------------------------------------------------------------------------------------------
       985,000   NYC IDA (Showman Fabricators)                   7.125    11/01/2013    06/24/2010 B           988,457
-----------------------------------------------------------------------------------------------------------------------
       720,000   NYC IDA (Special Needs Facilities
                 Pooled Program)                                 5.950    07/01/2008    06/26/2007 B           713,448
-----------------------------------------------------------------------------------------------------------------------
     5,855,000   NYC IDA (Terminal One Group Assoc.)             5.500    01/01/2017    01/01/2016 A         6,252,964
-----------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC IDA (Terminal One Group Assoc.)             5.500    01/01/2018    01/01/2016 A         5,335,800
-----------------------------------------------------------------------------------------------------------------------
    11,670,000   NYC IDA (Terminal One Group Assoc.)             5.500    01/01/2019    01/01/2016 A        12,444,305
-----------------------------------------------------------------------------------------------------------------------
     2,500,000   NYC IDA (Terminal One Group Assoc.)             5.500    01/01/2020    01/01/2016 A         2,665,875
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC IDA (Terminal One Group Assoc.)             5.500    01/01/2021    01/01/2016 A         2,129,480
-----------------------------------------------------------------------------------------------------------------------
    20,500,000   NYC IDA (Terminal One Group Assoc.) 3           5.500    01/01/2024    01/01/2016 A        21,728,155
-----------------------------------------------------------------------------------------------------------------------
     2,040,000   NYC IDA (The Child School)                      7.000    06/01/2013    08/06/2010 B         2,147,712
-----------------------------------------------------------------------------------------------------------------------
       210,000   NYC IDA (Ulano)                                 6.250    11/01/2006    11/01/2006             209,725
-----------------------------------------------------------------------------------------------------------------------
       170,000   NYC IDA (United Nations School)                 6.100    12/01/2006    12/01/2006             172,156
-----------------------------------------------------------------------------------------------------------------------
       180,000   NYC IDA (United Nations School)                 6.150    12/01/2007    12/01/2007             185,683
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC IDA (Urban Resource Institute)              5.250    03/01/2023    03/01/2013 A         1,066,380
-----------------------------------------------------------------------------------------------------------------------
     1,285,000   NYC IDA (Urban Resource Institute)              6.500    11/01/2013    08/20/2009 B         1,323,923
-----------------------------------------------------------------------------------------------------------------------
     4,900,000   NYC IDA (Visy Paper)                            7.800    01/01/2016    01/01/2007 A         5,017,551
-----------------------------------------------------------------------------------------------------------------------
       865,000   NYC IDA (Vocational Instruction)                7.250    02/01/2013    12/21/2009 B           843,764
-----------------------------------------------------------------------------------------------------------------------
       175,000   NYC IDA (World Casing Corp.)                    5.950    11/01/2007    05/07/2007 B           171,329
-----------------------------------------------------------------------------------------------------------------------
       500,000   NYC IDA (YMCA of Greater NY)                    5.250    08/01/2021    02/01/2011 A           516,865
-----------------------------------------------------------------------------------------------------------------------
     6,490,000   NYC IDA (YMCA of Greater NY)                    5.800    08/01/2016 1  01/01/2009 A         6,711,049
-----------------------------------------------------------------------------------------------------------------------
       600,000   NYC IDA (Zeluck, Inc.)                          6.250    11/01/2011    11/01/2007 A           607,632
-----------------------------------------------------------------------------------------------------------------------
    16,350,000   NYC IDA Special Facilities
                 (JFK International Airport)                     8.000    08/01/2012    08/01/2012          17,825,424
-----------------------------------------------------------------------------------------------------------------------


15                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

   Principal                                                                             Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$       20,000   NYC Municipal Water Finance Authority           4.875%   06/15/2021    06/15/2008 A  $         20,476
-----------------------------------------------------------------------------------------------------------------------
       230,000   NYC Municipal Water Finance Authority           5.000    06/15/2021    06/15/2007 A           235,764
-----------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC Municipal Water Finance Authority           5.000    06/15/2022    06/15/2014 A         5,234,250
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC Municipal Water Finance Authority           5.000    06/15/2027    06/15/2008 A            10,161
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC Municipal Water Finance Authority           5.000    06/15/2027    06/15/2008 A            51,292
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC Municipal Water Finance Authority           5.000    06/15/2027    06/15/2008 A            51,292
-----------------------------------------------------------------------------------------------------------------------
        90,000   NYC Municipal Water Finance Authority           5.000    06/15/2029    06/15/2009 A            92,887
-----------------------------------------------------------------------------------------------------------------------
    10,500,000   NYC Municipal Water Finance Authority           5.000    06/15/2031    06/15/2015 A        10,895,430
-----------------------------------------------------------------------------------------------------------------------
    15,010,000   NYC Municipal Water Finance Authority 3         5.000    06/15/2034    06/15/2013 A        15,438,536
-----------------------------------------------------------------------------------------------------------------------
        85,000   NYC Municipal Water Finance Authority           5.125    06/15/2017 1  06/15/2007 A            87,351
-----------------------------------------------------------------------------------------------------------------------
       110,000   NYC Municipal Water Finance Authority           5.125    06/15/2021    06/15/2007 A           112,917
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYC Municipal Water Finance Authority           5.125    06/15/2021    06/15/2007 A            41,061
-----------------------------------------------------------------------------------------------------------------------
     3,025,000   NYC Municipal Water Finance Authority           5.125    06/15/2021    06/15/2007 A         3,105,223
-----------------------------------------------------------------------------------------------------------------------
        55,000   NYC Municipal Water Finance Authority           5.125    06/15/2021    06/15/2007 A            56,459
-----------------------------------------------------------------------------------------------------------------------
        55,000   NYC Municipal Water Finance Authority           5.125    06/15/2022    06/15/2008 A            56,459
-----------------------------------------------------------------------------------------------------------------------
        65,000   NYC Municipal Water Finance Authority           5.125    06/15/2030    06/15/2007 A            66,600
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC Municipal Water Finance Authority           5.125    06/15/2031    06/15/2011 A         2,069,400
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC Municipal Water Finance Authority           5.200    06/15/2013    06/15/2007 A            10,271
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYC Municipal Water Finance Authority           5.250    06/15/2018    06/15/2007 A            25,716
-----------------------------------------------------------------------------------------------------------------------
       390,000   NYC Municipal Water Finance Authority           5.375    06/15/2007    06/15/2006 A           390,566
-----------------------------------------------------------------------------------------------------------------------
     2,405,000   NYC Municipal Water Finance Authority           5.500    06/15/2017    06/15/2007 A         2,438,502
-----------------------------------------------------------------------------------------------------------------------
     1,065,000   NYC Municipal Water Finance Authority           5.500    06/15/2024    06/15/2006 A         1,079,505
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYC Municipal Water Finance Authority           5.500    06/15/2024    06/15/2006 A            30,413
-----------------------------------------------------------------------------------------------------------------------
       115,000   NYC Municipal Water Finance Authority           5.625    06/15/2019    06/15/2006 A           116,624
-----------------------------------------------------------------------------------------------------------------------
     1,220,000   NYC Municipal Water Finance Authority           5.625    06/15/2019 1  06/15/2006 A         1,237,300
-----------------------------------------------------------------------------------------------------------------------


16                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                             Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$      855,000   NYC Municipal Water Finance Authority           5.750%   06/15/2013 1  06/15/2006 A  $        886,327
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC Municipal Water Finance Authority           5.750    06/15/2013 1  06/15/2006 E            51,832
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYC Transitional Finance Authority              5.000    05/01/2026 1  05/01/2008 A            51,041
-----------------------------------------------------------------------------------------------------------------------
     4,100,000   NYC Transitional Finance Authority, Series B    5.000    11/01/2027    11/01/2012 A         4,237,965
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC Transitional Finance Authority, Series E    5.000    02/01/2026    02/01/2013 A         2,071,840
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC Trust for Cultural Resources
                 (American Museum of Natural History)            5.250    07/01/2019    07/01/2009 A            10,564
-----------------------------------------------------------------------------------------------------------------------
     4,945,000   NYC Trust for Cultural Resources
                 (American Museum of Natural History)            5.650    04/01/2022    04/01/2007 A         5,095,476
-----------------------------------------------------------------------------------------------------------------------
    15,250,000   NYC Trust for Cultural Resources
                 (American Museum of Natural History)            5.650    04/01/2027 1  04/01/2007 A        15,683,253
-----------------------------------------------------------------------------------------------------------------------
       750,000   NYC Trust for Cultural Resources
                 (Museum of American Folk Art)                   6.000    07/01/2022 1  07/01/2010 A           805,545
-----------------------------------------------------------------------------------------------------------------------
     2,465,000   NYC Trust for Cultural Resources
                 (Museum of American Folk Art)                   6.125    07/01/2030 1  07/01/2010 A         2,656,925
-----------------------------------------------------------------------------------------------------------------------
       250,000   NYC Trust for Cultural Resources
                 (Museum of Modern Art)                          5.125    07/01/2031    07/01/2012 A           259,725
-----------------------------------------------------------------------------------------------------------------------
       570,000   NYC Trust for Cultural Resources
                 (Museum of Modern Art)                          5.500    01/01/2016    01/01/2007 A           588,856
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYC Trust for Cultural Resources
                 (Museum of Modern Art)                          5.500    01/01/2021    01/01/2007 A            10,336
-----------------------------------------------------------------------------------------------------------------------
     1,250,000   NYC Trust for Cultural Resources (New
                 York Botanical Garden)                          5.750    07/01/2016    07/01/2006 A         1,268,938
-----------------------------------------------------------------------------------------------------------------------
    10,510,000   NYC Trust for Cultural Resources (New
                 York Botanical Garden)                          5.800    07/01/2026    07/01/2006 A        10,718,203
-----------------------------------------------------------------------------------------------------------------------
        45,000   NYS DA (Albany Memorial Hospital)               5.500    07/01/2010 1  07/01/2006 A            45,666
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Amsterdam Memorial Hospital)            6.000    08/01/2016    08/01/2006 A            20,549
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (Amsterdam Memorial Hospital)            6.000    08/01/2025    08/01/2006 A            25,671
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (Audit & Control)                        5.500    04/01/2023    04/01/2009 A            26,476
-----------------------------------------------------------------------------------------------------------------------
       250,000   NYS DA (Augustana Lutheran Home)                5.500    02/01/2041 1  02/01/2012 A           263,873
-----------------------------------------------------------------------------------------------------------------------
     4,625,000   NYS DA (Barnard College)                        5.250    07/01/2026    07/01/2007 A         4,758,570
-----------------------------------------------------------------------------------------------------------------------
        65,000   NYS DA (Bishop Henry B. Hucles Nursing Home)    5.625    07/01/2018 1  07/01/2006 A            66,518
-----------------------------------------------------------------------------------------------------------------------
       170,000   NYS DA (Bishop Henry B. Hucles Nursing Home)    6.000    07/01/2024    07/01/2006 A           174,185
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (Brookdale Hospital)                     5.300    02/15/2017    02/15/2008 A            15,489
-----------------------------------------------------------------------------------------------------------------------
        60,000   NYS DA (Brooklyn Hospital Center)               5.100    02/01/2019    02/01/2009 A            62,434
-----------------------------------------------------------------------------------------------------------------------
     1,300,000   NYS DA (Canisius College)                       5.000    07/01/2022    07/01/2015 A         1,358,162
-----------------------------------------------------------------------------------------------------------------------
     1,120,000   NYS DA (Catskill Regional Medical Center)       5.250    02/15/2023    02/15/2015 A         1,199,867
-----------------------------------------------------------------------------------------------------------------------


17                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$       70,000   NYS DA (Champlain Valley Physicians)            5.000%   07/01/2017    07/01/2007 A  $         71,552
-----------------------------------------------------------------------------------------------------------------------
     1,350,000   NYS DA (Chapel Oaks)                            5.375    07/01/2017 1  07/01/2008 A         1,417,919
-----------------------------------------------------------------------------------------------------------------------
       960,000   NYS DA (City University)                        5.000    07/01/2017    07/01/2008 A           981,888
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYS DA (City University)                        5.000    07/01/2026    07/01/2008 A            41,310
-----------------------------------------------------------------------------------------------------------------------
        60,000   NYS DA (City University)                        5.250    07/01/2012    07/01/2008 A            62,071
-----------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (City University)                        5.250    07/01/2025    07/01/2008 A           104,959
-----------------------------------------------------------------------------------------------------------------------
     6,685,000   NYS DA (City University)                        5.500    07/01/2016    07/01/2006 A         6,850,320
-----------------------------------------------------------------------------------------------------------------------
        75,000   NYS DA (City University)                        5.500    07/01/2024    07/01/2006 A            76,844
-----------------------------------------------------------------------------------------------------------------------
       565,000   NYS DA (City University)                        6.000    07/01/2010    07/01/2006 A           579,419
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (College of Saint Rose)                  6.000    07/01/2011 1  07/01/2006 A             5,010
-----------------------------------------------------------------------------------------------------------------------
       170,000   NYS DA (Cooper Union for Advancement
                 of Science & Art)                               5.375    07/01/2020    07/01/2006 A           174,121
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (Cooper Union for Advancement
                 of Science & Art)                               6.250    07/01/2029    07/01/2009 A            27,164
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (Cornell University)                     5.400    07/01/2013    07/01/2006 A            25,603
-----------------------------------------------------------------------------------------------------------------------
     1,175,000   NYS DA (Cornell University)                     5.400    07/01/2014    07/01/2006 A         1,203,376
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Culinary Institute of America)          5.000    07/01/2022    07/01/2009 A            20,849
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Dept. of Education)                     5.650    07/01/2014    07/01/2007 A            10,364
-----------------------------------------------------------------------------------------------------------------------
       175,000   NYS DA (Dept. of Education)                     5.750    07/01/2011    07/01/2006 A           179,372
-----------------------------------------------------------------------------------------------------------------------
     1,305,000   NYS DA (Dept. of Education)                     5.750    07/01/2021    07/01/2006 A         1,338,225
-----------------------------------------------------------------------------------------------------------------------
       350,000   NYS DA (Dept. of Health)                        5.000    07/01/2021    07/01/2014 A           364,007
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Dept. of Health)                        5.000    07/01/2024    07/01/2008 A            10,193
-----------------------------------------------------------------------------------------------------------------------
       880,000   NYS DA (Dept. of Health)                        5.250    07/01/2023    07/01/2014 A           936,549
-----------------------------------------------------------------------------------------------------------------------
     4,620,000   NYS DA (Dept. of Health)                        5.250    07/01/2024    07/01/2015 A         4,953,564
-----------------------------------------------------------------------------------------------------------------------
       820,000   NYS DA (Dept. of Health)                        5.500    07/01/2021    07/01/2007 A           848,003
-----------------------------------------------------------------------------------------------------------------------
       280,000   NYS DA (Dept. of Health)                        5.750    07/01/2017 1  07/01/2006 A           287,146
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYS DA (Dept. of Health)                        5.750    07/01/2017    07/01/2006 A            30,764
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (Eger Health Care Center &
                 Rehabilitation Center)                          5.100    02/01/2028    02/01/2010 A            51,636
-----------------------------------------------------------------------------------------------------------------------
     2,525,000   NYS DA (Ellis Hospital)                         5.050    08/15/2024    08/15/2014 A         2,627,465
-----------------------------------------------------------------------------------------------------------------------
       150,000   NYS DA (Ellis Hospital)                         5.500    08/01/2015    08/01/2007 A           150,567
-----------------------------------------------------------------------------------------------------------------------
       115,000   NYS DA (Ellis Hospital)                         5.600    08/01/2025    08/01/2006 A           117,475
-----------------------------------------------------------------------------------------------------------------------
       125,000   NYS DA (Ellis Hospital)                         5.625    08/01/2035 1  08/01/2007 A           127,686
-----------------------------------------------------------------------------------------------------------------------
       125,000   NYS DA (Episcopal Health)                       5.900    08/01/2020 1  08/01/2006 A           125,169
-----------------------------------------------------------------------------------------------------------------------
       340,000   NYS DA (Fairport Baptist Homes)                 6.000    02/01/2037    02/01/2007 A           352,111
-----------------------------------------------------------------------------------------------------------------------
       150,000   NYS DA (FNHC/KR/MMWNHC Obligated Group)         5.500    07/01/2010 1  07/01/2007 A           152,606
-----------------------------------------------------------------------------------------------------------------------
       405,000   NYS DA (FNHC/KR/MMWNHC Obligated Group)         5.750    07/01/2017    07/01/2006 A           413,307
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYS DA (Fordham University)                     5.000    07/01/2028    07/01/2008 A            30,899
-----------------------------------------------------------------------------------------------------------------------
     3,835,000   NYS DA (Frances Schervier Home &
                 Hospital Obligated Group)                       5.500    07/01/2017 1  07/01/2007 A         3,982,226
-----------------------------------------------------------------------------------------------------------------------


18                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
   Amount                                                       Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$   10,055,000   NYS DA (Frances Schervier Home &
                 Hospital Obligated Group) 3                     5.500%   07/01/2027 1  07/01/2007 A  $     10,470,573
-----------------------------------------------------------------------------------------------------------------------
        90,000   NYS DA (Frances Schervier Home &
                 Hospital Obligated Group)                       5.500    07/01/2027 1  07/01/2007 A            93,495
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (German Masonic Home)                    5.950    08/01/2026 1  08/01/2008 A            51,280
-----------------------------------------------------------------------------------------------------------------------
        75,000   NYS DA (German Masonic Home)                    6.000    08/01/2036    08/01/2006 A            76,955
-----------------------------------------------------------------------------------------------------------------------
       270,000   NYS DA (Grace Manor Health Care Facility)       6.150    07/01/2018    07/01/2006 A           277,093
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (Hamilton College)                       5.125    07/01/2016    07/01/2009 A            15,774
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Health Center/BFCC/USBFCC
                 Obligated Group)                                5.000    11/15/2019    11/15/2011 A         1,045,500
-----------------------------------------------------------------------------------------------------------------------
     2,075,000   NYS DA (Highland Community Devel. Corp.)        5.500    07/01/2023    07/16/2008 C         2,091,932
-----------------------------------------------------------------------------------------------------------------------
        75,000   NYS DA (Hospital for Special Surgery)           5.000    02/01/2018    02/01/2008 A            77,213
-----------------------------------------------------------------------------------------------------------------------
       125,000   NYS DA (Hospital for Special Surgery)           5.000    02/01/2028    02/01/2008 A           128,318
-----------------------------------------------------------------------------------------------------------------------
     2,255,000   NYS DA (Hunts Point Multi-Service Center)       5.625    07/01/2022    01/01/2008 A         2,369,261
-----------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (Ideal Senior Living Center Hsg.)        5.900    08/01/2026    08/01/2006 A           101,643
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Ideal Senior Living Center Hsg.)        5.900    08/01/2026    08/01/2006 A         1,017,330
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (Interfaith Medical Center)              5.300    02/15/2019    02/15/2008 A            51,598
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Interfaith Medical Center)              5.400    02/15/2028    02/15/2008 A            20,850
-----------------------------------------------------------------------------------------------------------------------
       115,000   NYS DA (John T. Mather Memorial Hospital)       5.375    07/01/2019    07/01/2008 A           117,703
-----------------------------------------------------------------------------------------------------------------------
     1,585,000   NYS DA (John T. Mather Memorial Hospital)       5.750    07/01/2025    07/01/2006 A         1,624,720
-----------------------------------------------------------------------------------------------------------------------
     3,910,000   NYS DA (Kaleida Health)                         5.050    02/15/2025    02/15/2014 A         4,050,252
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (L.I. Jewish Medical Center)             5.000    07/01/2018    07/01/2008 A            50,995
-----------------------------------------------------------------------------------------------------------------------
     1,020,000   NYS DA (L.I. University)                        5.125    09/01/2010    09/01/2010           1,070,714
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (L.I. University)                        5.500    09/01/2010    09/01/2006 A            15,389
-----------------------------------------------------------------------------------------------------------------------
     6,375,000   NYS DA (L.I. University) 3                      5.500    09/01/2026    09/01/2006 A         6,549,611
-----------------------------------------------------------------------------------------------------------------------
       215,000   NYS DA (Lakeside Home)                          6.000    02/01/2037    02/01/2007 A           222,934
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Le Moyne College)                       5.000    07/01/2009    07/01/2006 A            10,034
-----------------------------------------------------------------------------------------------------------------------
       725,000   NYS DA (Le Moyne College)                       5.000    07/01/2018    07/01/2006 A           727,226
-----------------------------------------------------------------------------------------------------------------------
     1,100,000   NYS DA (Leake & Watts Services)                 5.000    07/01/2023    07/01/2014 A         1,142,471
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Lenox Hill Hospital Obligated Group)    5.750    07/01/2016    07/01/2012 A            10,239
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (Lenox Hill Hospital Obligated Group)    5.750    07/01/2017    07/01/2012 A         2,041,840
-----------------------------------------------------------------------------------------------------------------------
       410,000   NYS DA (Long Beach Medical Center)              5.550    08/01/2015    02/01/2007 A           411,845
-----------------------------------------------------------------------------------------------------------------------
       545,000   NYS DA (Long Beach Medical Center)              5.625    08/01/2022    08/01/2006 A           556,707
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Long Island University)                 5.500    09/01/2020    09/01/2006 A         1,026,610
-----------------------------------------------------------------------------------------------------------------------


19                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
   Amount                                                       Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$       15,000   NYS DA (March of Dimes)                         5.600%   07/01/2012    07/01/2006 A  $         15,024
-----------------------------------------------------------------------------------------------------------------------
     3,235,000   NYS DA (Master BOCES Program)                   5.000    08/15/2023    08/15/2014 A         3,375,302
-----------------------------------------------------------------------------------------------------------------------
       615,000   NYS DA (Master BOCES Program)                   5.250    08/15/2023    08/15/2013 A           658,161
-----------------------------------------------------------------------------------------------------------------------
       125,000   NYS DA (Menorah Campus)                         6.100    02/01/2037    02/01/2007 A           129,721
-----------------------------------------------------------------------------------------------------------------------
       360,000   NYS DA (Mental Health Services Facilities)      5.000    02/15/2023    08/15/2008 A           373,655
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (Mental Health Services Facilities)      5.000    02/15/2025    02/15/2015 A         2,085,020
-----------------------------------------------------------------------------------------------------------------------
       220,000   NYS DA (Mental Health Services Facilities)      5.000    02/15/2029    02/15/2009 A           225,067
-----------------------------------------------------------------------------------------------------------------------
       260,000   NYS DA (Mental Health Services Facilities)      5.250    02/15/2018    02/15/2007 A           268,486
-----------------------------------------------------------------------------------------------------------------------
       225,000   NYS DA (Mental Health Services Facilities)      5.250    02/15/2023    02/15/2014 A           238,133
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (Mental Health Services Facilities)      5.375    02/15/2026    02/15/2006 A            25,526
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (Mental Health Services Facilities)      5.500    08/15/2017    02/15/2007 A            25,823
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYS DA (Mental Health Services Facilities)      5.625    02/15/2021    02/15/2007 A            41,496
-----------------------------------------------------------------------------------------------------------------------
        65,000   NYS DA (Mental Health Services Facilities)      5.625    02/15/2021    02/15/2007 A            67,220
-----------------------------------------------------------------------------------------------------------------------
       450,000   NYS DA (Mental Health Services Facilities)      5.750    08/15/2011    02/15/2007 E           465,926
-----------------------------------------------------------------------------------------------------------------------
       120,000   NYS DA (Mental Health Services Facilities)      5.750    08/15/2012    02/15/2007 A           124,300
-----------------------------------------------------------------------------------------------------------------------
        95,000   NYS DA (Mental Health Services Facilities)      5.750    02/15/2027    02/15/2007 A            98,689
-----------------------------------------------------------------------------------------------------------------------
       285,000   NYS DA (Mental Health)                          5.250    08/15/2024    08/15/2009 A           300,185
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Mental Health)                          5.750    08/15/2012    02/15/2007 A            20,717
-----------------------------------------------------------------------------------------------------------------------
       675,000   NYS DA (Millard Fillmore Hospital)              5.375    02/01/2017    08/01/2006 A           702,803
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYS DA (Millard Fillmore Hospital)              5.375    02/01/2032    08/01/2006 A            41,650
-----------------------------------------------------------------------------------------------------------------------
     5,360,000   NYS DA (Miriam Osborn Memorial Home Assoc.)     6.875    07/01/2019 1  07/01/2010 A         5,974,363
-----------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS DA (Montefiore Medical Center)              5.000    08/01/2023    02/01/2015 A         5,226,650
-----------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (Montefiore Medical Center)              5.250    08/01/2019    08/01/2010 A            35,784
-----------------------------------------------------------------------------------------------------------------------
       350,000   NYS DA (Montefiore Medical Center)              5.500    08/01/2038    08/01/2009 A           370,157
-----------------------------------------------------------------------------------------------------------------------
        55,000   NYS DA (Mount Sinai School of Medicine)         5.000    07/01/2015    07/01/2006 A            55,107
-----------------------------------------------------------------------------------------------------------------------
        70,000   NYS DA (Mount Sinai School of Medicine)         5.000    07/01/2016    07/01/2006 A            70,334
-----------------------------------------------------------------------------------------------------------------------
       800,000   NYS DA (Mount Sinai School of Medicine)         5.000    07/01/2021    07/01/2006 A           802,504
-----------------------------------------------------------------------------------------------------------------------
     6,500,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)                                6.500    07/01/2017    07/01/2010 A         7,001,345
-----------------------------------------------------------------------------------------------------------------------
     1,750,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)                                6.750    07/01/2020    07/01/2010 A         1,902,005
-----------------------------------------------------------------------------------------------------------------------


20                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
   Amount                                                       Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    5,770,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group) RITES                          8.109% 6 07/01/2015    07/01/2010 A  $      6,697,181
-----------------------------------------------------------------------------------------------------------------------
     5,665,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group) RITES                          8.109 6  07/01/2016    07/01/2010 A         6,563,866
-----------------------------------------------------------------------------------------------------------------------
     1,750,000   NYS DA (Mt. Sinai/NYU Health)                   5.500    07/01/2026    07/01/2008 A         1,771,788
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (Municipal Health Facilities)            5.000    01/15/2023    01/15/2009 A            26,024
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Municipal Health Facilities)            5.500    05/15/2016    05/15/2006 A            20,442
-----------------------------------------------------------------------------------------------------------------------
       320,000   NYS DA (Municipal Health Facilities)            5.500    05/15/2024    05/15/2006 A           327,088
-----------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (New York Medical College)               5.000    07/01/2021    07/01/2008 A           103,653
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Niagara Lutheran Devel.)                5.450    08/01/2017    08/01/2007 A            10,424
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYS DA (NIH/SNCH/WUH Obligated Group)           6.000    07/01/2024    07/01/2009 A            43,120
-----------------------------------------------------------------------------------------------------------------------
     4,200,000   NYS DA (North General Hospital)                 5.750    02/15/2019    02/15/2013 A         4,586,190
-----------------------------------------------------------------------------------------------------------------------
     3,750,000   NYS DA (North General Hospital)                 5.750    02/15/2020    02/15/2013 A         4,101,863
-----------------------------------------------------------------------------------------------------------------------
        60,000   NYS DA (North Shore University Hospital)        5.000    11/01/2023    11/01/2008 A            62,419
-----------------------------------------------------------------------------------------------------------------------
    19,000,000   NYS DA (North Shore University Hospital) 3      5.200    11/01/2017    11/01/2008 A        19,821,370
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYS DA (Northeast Parent & Child)               5.500    07/01/2018    07/01/2009 A            42,519
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (NY & Presbyterian Hospital)             5.000    02/01/2019    02/01/2008 A            10,295
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYS DA (NY Downtown Hospital)                   5.300    02/15/2020    02/15/2008 A            30,963
-----------------------------------------------------------------------------------------------------------------------
     1,385,000   NYS DA (NY Hospital Medical Center)             5.550    08/15/2029 1  08/15/2009 A         1,467,878
-----------------------------------------------------------------------------------------------------------------------
     1,045,000   NYS DA (Nyack Hospital)                         6.000    07/01/2006    06/30/2006 B         1,044,478
-----------------------------------------------------------------------------------------------------------------------
     2,325,000   NYS DA (Nyack Hospital)                         6.250    07/01/2013    05/10/2009 B         2,292,055
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYS DA (Our Lady of Consolation
                 Geriatric Care Center)                          5.900    08/01/2020    08/01/2006 A            40,855
-----------------------------------------------------------------------------------------------------------------------
       270,000   NYS DA (Our Lady of Consolation
                 Geriatric Care Center)                          6.050    08/01/2035    08/01/2006 A           275,824
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (Park Ridge Hsg.)                        6.375    08/01/2020 1  08/01/2010 A         2,159,620
-----------------------------------------------------------------------------------------------------------------------
     1,595,000   NYS DA (Park Ridge Hsg.)                        6.500    08/01/2025 1  08/01/2010 A         1,714,753
-----------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (Pratt Institute)                        6.000    07/01/2024    07/01/2010 A           107,917
-----------------------------------------------------------------------------------------------------------------------
     3,680,000   NYS DA (Providence Rest)                        5.000    07/01/2021    07/01/2015 A         3,807,843
-----------------------------------------------------------------------------------------------------------------------
     1,250,000   NYS DA (Providence Rest)                        5.125    07/01/2030    07/01/2015 A         1,287,975
-----------------------------------------------------------------------------------------------------------------------
        95,000   NYS DA (Resurrection Rest Home
                 Castleton on Hudson)                            6.050    08/01/2035 1  08/01/2006 A            97,049
-----------------------------------------------------------------------------------------------------------------------
     8,330,000   NYS DA (Rochester General Hospital)             5.000    12/01/2025    12/01/2015 A         8,646,457
-----------------------------------------------------------------------------------------------------------------------
     4,900,000   NYS DA (Rochester Institute of Technology) 3    5.250    07/01/2022    07/01/2007 A         5,045,775
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (Rochester Institute of Technology)      5.250    07/01/2025    07/01/2012 A            52,983
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Rockefeller University)                 5.000    07/01/2028    07/01/2008 A            20,599
-----------------------------------------------------------------------------------------------------------------------


21                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
   Amount                                                       Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    5,100,000   NYS DA (Ryan-Clinton Community Health
                 Center)                                         6.100%   07/01/2019 1  01/01/2010 A  $      5,536,305
-----------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS DA (School District Financing)              5.750    10/01/2022 1  10/01/2012 A         5,501,000
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)         5.750    07/01/2020    07/01/2010 A            15,785
-----------------------------------------------------------------------------------------------------------------------
    15,000,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)         6.500    07/01/2020 1  07/01/2010 A        16,341,450
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (Service Contract)                       5.250    07/01/2019    07/01/2007 A            25,595
-----------------------------------------------------------------------------------------------------------------------
    15,480,000   NYS DA (SFH/GSHMC /MMC/SCHRC
                 Obligated Group)                                5.000    07/01/2021    07/01/2014 A        15,777,526
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Siena College)                          5.700    07/01/2017    07/01/2007 A         1,045,430
-----------------------------------------------------------------------------------------------------------------------
     5,925,000   NYS DA (Siena College)                          5.750    07/01/2026    07/01/2007 A         6,195,299
-----------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (Skidmore College)                       5.000    07/01/2028    07/01/2008 A            36,049
-----------------------------------------------------------------------------------------------------------------------
       200,000   NYS DA (Southside Hospital)                     5.000    02/15/2018    02/15/2008 A           204,684
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (Special Act School Districts)           5.625    07/01/2009    07/01/2006 A            51,079
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (Special Act School Districts)           5.700    07/01/2010    07/01/2006 A             5,108
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Special Act School Districts)           5.750    07/01/2011    07/01/2006 A            10,217
-----------------------------------------------------------------------------------------------------------------------
       320,000   NYS DA (Special Act School Districts)           5.875    07/01/2013    07/01/2006 A           326,960
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (Special Act School Districts)           6.000    07/01/2016    07/01/2006 A            15,329
-----------------------------------------------------------------------------------------------------------------------
       460,000   NYS DA (Special Act School Districts)           6.000    07/01/2019    07/01/2006 A           470,097
-----------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (St. Barnabas Hospital)                  5.450    08/01/2035    08/01/2007 A           103,230
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYS DA (St. Charles Hospital and
                 Rehabilitation Center)                          5.500    07/01/2022    07/01/2009 A            42,412
-----------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (St. Francis Hospital)                   5.500    07/01/2029    07/01/2009 A           105,810
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (St. John's Health Care Corp.)           6.250    02/01/2036    08/01/2006 A            25,848
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (St. John's University)                  5.250    07/01/2018    07/01/2008 A            20,849
-----------------------------------------------------------------------------------------------------------------------
       905,000   NYS DA (St. John's University)                  5.250    07/01/2025    07/01/2008 A           942,096
-----------------------------------------------------------------------------------------------------------------------
     2,880,000   NYS DA (St. John's University)                  5.600    07/01/2016    07/01/2006 A         2,951,338
-----------------------------------------------------------------------------------------------------------------------
     5,005,000   NYS DA (St. Joseph's Hospital Health Center)    5.250    07/01/2018 1  07/01/2007 A         5,195,190
-----------------------------------------------------------------------------------------------------------------------
   101,000,000   NYS DA (St. Lukes Roosevelt Hospital)           4.800    08/15/2025    08/15/2015 A       102,434,200
-----------------------------------------------------------------------------------------------------------------------
     2,005,000   NYS DA (St. Vincent DePaul Residence)           5.300    07/01/2018 1  07/01/2009 A         2,081,110
-----------------------------------------------------------------------------------------------------------------------
        80,000   NYS DA (State University Athletic
                 Facilities)                                     5.250    07/01/2018    07/01/2008 A            83,394
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (State University Educational
                 Facilities)                                     3.150 8  05/15/2007    05/15/2007              47,980
-----------------------------------------------------------------------------------------------------------------------
     3,535,000   NYS DA (State University Educational
                 Facilities)                                     5.125    05/15/2021    05/15/2008 A         3,642,888
-----------------------------------------------------------------------------------------------------------------------


22                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principle                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    3,000,000   NYS DA (State University Educational
                 Facilities)                                     5.125%   05/15/2021    05/01/2008 A  $      3,112,860
-----------------------------------------------------------------------------------------------------------------------
     9,700,000   NYS DA (State University Educational
                 Facilities) 3                                   5.375    05/15/2011    05/15/2008 A        10,073,547
-----------------------------------------------------------------------------------------------------------------------
     3,750,000   NYS DA (State University Educational
                 Facilities)                                     6.000    05/15/2016    05/15/2010 A         4,104,488
-----------------------------------------------------------------------------------------------------------------------
       345,000   NYS DA (Suffern Free Library Assoc.)            5.000    07/01/2020    07/01/2008 A           360,039
-----------------------------------------------------------------------------------------------------------------------
       155,000   NYS DA (Suffolk County Judicial Facilities)     9.250    04/15/2006    04/15/2006             155,332
-----------------------------------------------------------------------------------------------------------------------
     3,605,000   NYS DA (Teresian House)                         5.250    07/01/2017    07/01/2006 A         3,713,114
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (The Highlands Living)                   6.600    02/01/2034    08/01/2006 A             5,050
-----------------------------------------------------------------------------------------------------------------------
     3,665,000   NYS DA (The Rosalind & Joseph Gurwin
                 Jewish Geriatric Center of Long Island)         5.400    02/01/2015    02/01/2007 A         3,766,594
-----------------------------------------------------------------------------------------------------------------------
       170,000   NYS DA (The Rosalind & Joseph Gurwin
                 Jewish Geriatric Center of Long Island)         5.700    02/01/2037    02/01/2007 A           176,168
-----------------------------------------------------------------------------------------------------------------------
     2,090,000   NYS DA (United Cerebral Palsy Assoc.
                 of Nassau County)                               5.500    07/01/2024    08/01/2006 A         2,141,393
-----------------------------------------------------------------------------------------------------------------------
     1,250,000   NYS DA (United Cerebral Palsy Assoc. of NYC)    5.750    07/01/2018 1  07/01/2012 A         1,388,738
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (United Health Services)                 5.500    08/01/2017    02/01/2010 A            20,098
-----------------------------------------------------------------------------------------------------------------------
       200,000   NYS DA (University of Rochester)                5.000    07/01/2027    07/01/2008 A           205,992
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Upstate Community Colleges)             5.000    07/01/2028    07/01/2009 A            20,529
-----------------------------------------------------------------------------------------------------------------------
     1,905,000   NYS DA (Upstate Community Colleges)             5.125    07/01/2021    07/01/2014 A         1,996,192
-----------------------------------------------------------------------------------------------------------------------
     1,165,000   NYS DA (Upstate Community Colleges)             5.125    07/01/2022    07/01/2014 A         1,219,138
-----------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (Upstate Community Colleges)             5.875    07/01/2016 1  07/01/2007 A            36,683
-----------------------------------------------------------------------------------------------------------------------
       195,000   NYS DA (Vassar College)                         5.000    07/01/2025    07/01/2007 A           198,787
-----------------------------------------------------------------------------------------------------------------------
     2,445,000   NYS DA (W.K. Nursing Home)                      6.125    02/01/2036    08/01/2006 A         2,538,252
-----------------------------------------------------------------------------------------------------------------------
       655,000   NYS DA (Wesley Gardens)                         6.125    08/01/2035    08/01/2006 A           672,469
-----------------------------------------------------------------------------------------------------------------------
       500,000   NYS DA (Willow Towers)                          5.250    02/01/2022    08/01/2012 A           530,880
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Wyckoff Heights Medical Center)         5.200    02/15/2014    02/15/2008 A         1,038,170
-----------------------------------------------------------------------------------------------------------------------
     1,020,000   NYS DA (Wyckoff Heights Medical Center)         5.300    08/15/2021    02/15/2008 A         1,063,493
-----------------------------------------------------------------------------------------------------------------------
     5,680,000   NYS DA ROLs                                     4.935 6  07/01/2016    07/01/2015 A         5,646,488
-----------------------------------------------------------------------------------------------------------------------
     2,230,000   NYS DA Service Contract (CCFDP)                 5.375    04/01/2020    04/01/2012 A         2,354,992
-----------------------------------------------------------------------------------------------------------------------
     2,350,000   NYS DA Service Contract (CCFDP)                 5.375    04/01/2021    04/01/2012 A         2,481,718
-----------------------------------------------------------------------------------------------------------------------
       140,000   NYS DA, Series B                                5.500    08/15/2017    02/15/2007 A           144,928
-----------------------------------------------------------------------------------------------------------------------
       275,000   NYS DA, Series B                                5.625    02/15/2021    02/15/2007 A           285,203
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYS EFC                                         5.600    09/15/2013    09/15/2006 A            15,024
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYS EFC (Clean Water & Drinking Revolving
                 Funds)                                          5.000    06/15/2019    06/15/2008 A            15,523
-----------------------------------------------------------------------------------------------------------------------


23                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    3,185,000   NYS EFC (Clean Water & Drinking
                 Revolving Funds)                                5.000%   06/15/2019    06/15/2008 A  $      3,302,208
-----------------------------------------------------------------------------------------------------------------------
       445,000   NYS EFC ( L.I. Water Corp.)                     5.250    08/01/2027    08/01/2006 A           446,562
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYS EFC (NYC Municipal Water Finance
                 Authority)                                      5.875    06/15/2014    06/15/2006 A            10,518
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS EFC (NYS Water Services)                    5.700    07/15/2012    07/15/2006 A            25,540
-----------------------------------------------------------------------------------------------------------------------
       135,000   NYS EFC (NYS Water Services)                    6.500    03/15/2007    03/15/2006 A           136,843
-----------------------------------------------------------------------------------------------------------------------
     2,670,000   NYS EFC (NYS Water Services)                    6.875    06/15/2010 1  06/15/2006 A         2,684,418
-----------------------------------------------------------------------------------------------------------------------
     1,705,000   NYS EFC (NYS Water Services)                    6.875    06/15/2014 1  06/15/2006 A         1,716,219
-----------------------------------------------------------------------------------------------------------------------
       640,000   NYS EFC (NYS Water Services)                    7.250    06/15/2010 1  06/15/2006 A           641,914
-----------------------------------------------------------------------------------------------------------------------
     1,180,000   NYS EFC (NYS Water Services)                    7.500    06/15/2012 1  06/15/2006 A         1,236,876
-----------------------------------------------------------------------------------------------------------------------
        35,000   NYS EFC (NYS Water Services)                    7.500    06/15/2012 1  06/15/2006 A            36,580
-----------------------------------------------------------------------------------------------------------------------
     1,425,000   NYS EFC (Personal Income Tax)                   5.250    01/01/2022    01/01/2013 A         1,519,820
-----------------------------------------------------------------------------------------------------------------------
     7,300,000   NYS EFC (Pilgrim State Sewage Treatment) 3      6.300    03/15/2016    09/15/2006 A         7,463,447
-----------------------------------------------------------------------------------------------------------------------
        80,000   NYS EFC (Riverbank State Park)                  5.125    04/01/2022    04/01/2007 A            81,164
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS EFC (Riverbank State Park)                  5.500    04/01/2016    04/01/2007 A            20,749
-----------------------------------------------------------------------------------------------------------------------
       330,000   NYS EFC (Spring Valley Water Company)           5.650    11/01/2023    05/01/2006 A           330,521
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS EFC (Spring Valley Water Company)           6.300    08/01/2024    08/01/2006 A         2,044,780
-----------------------------------------------------------------------------------------------------------------------
     1,260,000   NYS EFC (State Water Revolving Fund)            5.800    01/15/2014    01/15/2007 A         1,287,367
-----------------------------------------------------------------------------------------------------------------------
     4,250,000   NYS EFC (Waste Management)                      4.450    07/01/2017    07/01/2009 C         4,272,738
-----------------------------------------------------------------------------------------------------------------------
     8,700,000   NYS ERDA (Brooklyn Union Gas) 3                 5.500    01/01/2021    01/01/2008 A         8,886,702
-----------------------------------------------------------------------------------------------------------------------
   132,575,000   NYS ERDA (Con Ed)                               4.700    06/01/2036    04/03/2006 A       132,609,470
-----------------------------------------------------------------------------------------------------------------------
        70,000   NYS ERDA (Corning Natural Gas)                  8.250    12/01/2018    06/01/2006 A            71,414
-----------------------------------------------------------------------------------------------------------------------
       755,000   NYS ERDA (LILCO)                                5.150    03/01/2016    09/01/2006 A           755,944
-----------------------------------------------------------------------------------------------------------------------
     4,450,000   NYS ERDA (LILCO)                                5.150    03/01/2016    09/01/2006 A         4,475,321
-----------------------------------------------------------------------------------------------------------------------
     4,035,000   NYS ERDA (LILCO)                                5.150    03/01/2016    09/01/2006 A         4,066,998
-----------------------------------------------------------------------------------------------------------------------
     8,725,000   NYS ERDA (LILCO)                                5.150    03/01/2016    09/01/2006 A         8,794,189
-----------------------------------------------------------------------------------------------------------------------
        65,000   NYS ERDA (NIMO), Series A                       5.150    11/01/2025    11/01/2008 A            68,013
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYS GO                                          5.000    09/15/2017    09/15/2008 A             5,196
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS GO                                          5.300    07/15/2015    07/15/2006 A            25,374
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYS GO                                          5.300    07/15/2017    07/15/2006 A            40,601
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS GO                                          5.500    07/15/2024    07/15/2006 A            25,386
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS GO                                          5.625    08/15/2008    08/15/2006 A            50,581
-----------------------------------------------------------------------------------------------------------------------
       200,000   NYS GO                                          5.625    08/15/2009    08/15/2006 A           202,322
-----------------------------------------------------------------------------------------------------------------------
       120,000   NYS GO                                          5.625    10/01/2020    04/01/2006 A           121,400
-----------------------------------------------------------------------------------------------------------------------
       440,000   NYS GO                                          5.875    08/01/2024    08/01/2006 A           449,372
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYS GO                                          6.600    12/01/2014    06/01/2006 A            40,196
-----------------------------------------------------------------------------------------------------------------------
     1,625,000   NYS HFA (Economic Devel. & Hsg.)                5.250    03/15/2016    03/15/2013 A         1,762,540
-----------------------------------------------------------------------------------------------------------------------
       600,000   NYS HFA (Fulton Manor)                          6.100    11/15/2025    11/15/2006 A           622,440
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS HFA (General Hsg.)                          6.600    11/01/2006    05/01/2006 A            20,234
-----------------------------------------------------------------------------------------------------------------------


24                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$        5,000   NYS HFA (Hospital & Nursing Home)               5.500%   11/01/2012    05/01/2006 E  $          5,439
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYS HFA (Hospital & Nursing Home)               5.875    11/01/2010    05/01/2006 E            16,196
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Hospital & Nursing Home)               5.900    11/01/2010    05/01/2006 E             5,434
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYS HFA (Hospital & Nursing Home)               6.000    11/01/2013    02/01/2008 A            11,219
-----------------------------------------------------------------------------------------------------------------------
        35,000   NYS HFA (Hospital & Nursing Home)               6.000    11/01/2014    05/01/2006 E            39,667
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Hospital & Nursing Home)               6.875    11/01/2009    05/01/2006 E             5,495
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS HFA (Loewn Devel. of Wappingers Falls)      5.250    08/15/2019    02/15/2009 A            25,708
-----------------------------------------------------------------------------------------------------------------------
        70,000   NYS HFA (Meadow Manor)                          7.750    11/01/2019 1  05/01/2006 A            70,045
-----------------------------------------------------------------------------------------------------------------------
       345,000   NYS HFA (Multifamily Hsg.)                      5.300    08/15/2022    08/15/2012 A           358,634
-----------------------------------------------------------------------------------------------------------------------
       560,000   NYS HFA (Multifamily Hsg.)                      5.850    08/15/2013 1  08/15/2006 A           564,178
-----------------------------------------------------------------------------------------------------------------------
        85,000   NYS HFA (Multifamily Hsg.)                      5.950    08/15/2024 1  08/15/2006 A            85,385
-----------------------------------------------------------------------------------------------------------------------
       185,000   NYS HFA (Multifamily Hsg.)                      6.000    08/15/2027 1  02/15/2008 A           189,936
-----------------------------------------------------------------------------------------------------------------------
        55,000   NYS HFA (Multifamily Hsg.)                      6.050    08/15/2032    02/15/2007 A            56,578
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS HFA (Multifamily Hsg.)                      6.100    08/15/2016 1  08/15/2008 A         1,023,620
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS HFA (Multifamily Hsg.)                      6.100    08/15/2028    08/15/2006 A            51,221
-----------------------------------------------------------------------------------------------------------------------
       450,000   NYS HFA (Multifamily Hsg.)                      6.100    11/15/2036    11/15/2006 A           464,288
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS HFA (Multifamily Hsg.)                      6.200    08/15/2012 1  08/15/2006 A            25,033
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYS HFA (Multifamily Hsg.)                      6.250    08/15/2014 1  08/15/2006 A            15,101
-----------------------------------------------------------------------------------------------------------------------
        35,000   NYS HFA (Multifamily Hsg.)                      6.250    08/15/2014    08/15/2006 A            35,242
-----------------------------------------------------------------------------------------------------------------------
       150,000   NYS HFA (Multifamily Hsg.)                      6.250    08/15/2023 1  08/15/2006 A           150,173
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYS HFA (Multifamily Hsg.)                      6.250    08/15/2023    08/15/2006 A            30,037
-----------------------------------------------------------------------------------------------------------------------
       240,000   NYS HFA (Multifamily Hsg.)                      6.250    08/15/2025    08/15/2006 A           241,318
-----------------------------------------------------------------------------------------------------------------------
       135,000   NYS HFA (Multifamily Hsg.)                      6.250    08/15/2027 1  08/15/2006 A           138,337
-----------------------------------------------------------------------------------------------------------------------
       410,000   NYS HFA (Multifamily Hsg.) 2                    6.350    08/15/2023 1  08/15/2006 A           412,755
-----------------------------------------------------------------------------------------------------------------------
       375,000   NYS HFA (Multifamily Hsg.)                      6.450    08/15/2014 1  08/15/2006 A           376,811
-----------------------------------------------------------------------------------------------------------------------
       400,000   NYS HFA (Multifamily Hsg.)                      6.500    08/15/2024 1  08/15/2006 A           401,248
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYS HFA (Multifamily Hsg.)                      6.500    08/15/2024    08/15/2006 A            10,014
-----------------------------------------------------------------------------------------------------------------------
       515,000   NYS HFA (Multifamily Hsg.)                      6.625    08/15/2012    08/15/2006 A           515,716
-----------------------------------------------------------------------------------------------------------------------
     1,365,000   NYS HFA (Multifamily Hsg.)                      6.700    08/15/2025 1  08/15/2006 A         1,366,870
-----------------------------------------------------------------------------------------------------------------------
       455,000   NYS HFA (Multifamily Hsg.)                      6.750    11/15/2036    05/15/2006 A           470,952
-----------------------------------------------------------------------------------------------------------------------
       230,000   NYS HFA (Multifamily Hsg.)                      6.850    11/01/2019 1  11/01/2006 A           232,585
-----------------------------------------------------------------------------------------------------------------------
       205,000   NYS HFA (Multifamily Hsg.)                      6.900    08/15/2007 1  08/15/2006 A           205,416
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYS HFA (Multifamily Hsg.)                      6.950    08/15/2012 1  08/15/2006 A            30,299
-----------------------------------------------------------------------------------------------------------------------
       100,000   NYS HFA (Multifamily Hsg.)                      7.000    08/15/2012    08/15/2006 A           100,776
-----------------------------------------------------------------------------------------------------------------------
       130,000   NYS HFA (Multifamily Hsg.)                      7.000    08/15/2022    08/15/2006 A           131,009
-----------------------------------------------------------------------------------------------------------------------
     1,350,000   NYS HFA (Multifamily Hsg.)                      7.050    08/15/2024 1  08/15/2006 A         1,369,508
-----------------------------------------------------------------------------------------------------------------------
       720,000   NYS HFA (Multifamily Hsg.)                      7.550    11/01/2029    05/01/2006 A           721,922
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS HFA (Nonprofit Hsg.)                        6.200    11/01/2006    05/01/2006 A            20,259
-----------------------------------------------------------------------------------------------------------------------


25                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$       15,000   NYS HFA (Nonprofit Hsg.)                        6.200%   11/01/2007    05/01/2006 A  $         15,168
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYS HFA (Nonprofit Hsg.)                        6.200    11/01/2008    05/01/2006 A            30,335
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Nonprofit Hsg.)                        6.200    11/01/2009    05/01/2006 A             5,056
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS HFA (Nonprofit Hsg.)                        6.200    11/01/2011    05/01/2006 A            50,563
-----------------------------------------------------------------------------------------------------------------------
        40,000   NYS HFA (Nonprofit Hsg.)                        6.200    11/01/2012    05/01/2006 A            40,113
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYS HFA (Nonprofit Hsg.)                        6.200    11/01/2013    05/01/2006 A            15,164
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYS HFA (Nonprofit Hsg.)                        6.400    11/01/2006    05/01/2006 A            10,086
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS HFA (Nonprofit Hsg.)                        6.400    11/01/2009    11/01/2009 A            20,052
-----------------------------------------------------------------------------------------------------------------------
        10,000   NYS HFA (Nonprofit Hsg.)                        6.400    11/01/2010    05/01/2006 A            10,024
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYS HFA (Nonprofit Hsg.)                        6.400    11/01/2012    11/01/2012              30,089
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Nonprofit Hsg.)                        6.400    11/01/2013    05/01/2006 A             5,125
-----------------------------------------------------------------------------------------------------------------------
         6,000   NYS HFA (Nonprofit Hsg.)                        6.600    11/01/2009    05/01/2006 A             6,150
-----------------------------------------------------------------------------------------------------------------------
         9,000   NYS HFA (Nonprofit Hsg.)                        6.875    11/01/2010    05/01/2006 A             9,224
-----------------------------------------------------------------------------------------------------------------------
       380,000   NYS HFA (Nonprofit Hsg.)                        8.400    11/01/2006    05/01/2006 A           383,462
-----------------------------------------------------------------------------------------------------------------------
       405,000   NYS HFA (Nonprofit Hsg.)                        8.400    11/01/2007    05/01/2006 A           408,690
-----------------------------------------------------------------------------------------------------------------------
       445,000   NYS HFA (Nonprofit Hsg.)                        8.400    11/01/2008    05/01/2006 A           455,555
-----------------------------------------------------------------------------------------------------------------------
     1,435,000   NYS HFA (NYC Health Facilities)                 6.000    05/01/2007    05/01/2007           1,459,036
-----------------------------------------------------------------------------------------------------------------------
     4,275,000   NYS HFA (NYC Health Facilities)                 6.000    05/01/2008    05/01/2006 A         4,346,350
-----------------------------------------------------------------------------------------------------------------------
     2,400,000   NYS HFA (Phillips Village)                      7.750    08/15/2017    08/15/2006 A         2,447,976
-----------------------------------------------------------------------------------------------------------------------
       190,000   NYS HFA (Service Contract)                      5.500    09/15/2018    03/15/2008 A           198,162
-----------------------------------------------------------------------------------------------------------------------
     1,860,000   NYS HFA (Service Contract)                      5.500    09/15/2022 1  03/15/2008 A         1,937,376
-----------------------------------------------------------------------------------------------------------------------
       560,000   NYS HFA (Service Contract)                      6.000    03/15/2026    09/15/2006 A           577,069
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS HFA (Simeon Dewitt)                         8.000    11/01/2018 1  05/01/2006 A         2,005,960
-----------------------------------------------------------------------------------------------------------------------
       400,000   NYS HFA (Tiffany Gardens)                       4.500    08/15/2015    03/01/2012 B           399,496
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYS HFA (Wyndham Lawn Home for Children)        5.900    08/15/2017    02/15/2007 A            30,908
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS HFA, Series A                               5.800    11/01/2009    05/01/2006 A            51,393
-----------------------------------------------------------------------------------------------------------------------
       130,000   NYS HFA, Series A                               5.875    11/01/2010    05/01/2006 A           132,815
-----------------------------------------------------------------------------------------------------------------------
    12,245,000   NYS HFA, Series A                               6.100    11/01/2015 1  05/01/2006 A        12,512,553
-----------------------------------------------------------------------------------------------------------------------
     6,605,000   NYS HFA, Series A 3                             6.125    11/01/2020 1  05/01/2006 A         6,750,640
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS LGAC                                        4.875    04/01/2020    04/01/2008 A            51,380
-----------------------------------------------------------------------------------------------------------------------
        35,000   NYS LGAC                                        5.000    04/01/2021    04/01/2008 A            36,181
-----------------------------------------------------------------------------------------------------------------------
        80,000   NYS LGAC                                        5.375    04/01/2016    04/01/2007 A            82,158
-----------------------------------------------------------------------------------------------------------------------
       105,000   NYS LGAC                                        5.375    04/01/2019    04/01/2007 A           107,885
-----------------------------------------------------------------------------------------------------------------------
    11,415,000   NYS LGAC 3                                      5.400    04/01/2015    04/01/2007 A        11,718,981
-----------------------------------------------------------------------------------------------------------------------
       310,000   NYS LGSC (SCSB) 2                               6.375    12/15/2009    06/22/2008 B           317,158
-----------------------------------------------------------------------------------------------------------------------
     2,330,000   NYS Medcare (FHA Insured Mtg.)                  6.050    02/15/2015    08/15/2006 A         2,380,561
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS Medcare (FHA Insured Mtg.)                  6.150    02/15/2035    08/15/2006 A            50,585
-----------------------------------------------------------------------------------------------------------------------
       250,000   NYS Medcare (FHA Insured Mtg.)                  6.200    02/15/2035    08/15/2006 A           255,428
-----------------------------------------------------------------------------------------------------------------------
       695,000   NYS Medcare (Healthcare)                        6.350    11/01/2014 1  05/01/2006 A           696,592
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS Medcare (Hospital & Nursing Home)           5.400    08/15/2033 1  08/15/2006 A            25,033
-----------------------------------------------------------------------------------------------------------------------


26                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$       10,000   NYS Medcare (Hospital & Nursing Home)           6.100%   08/15/2015    08/15/2006 A  $         10,217
-----------------------------------------------------------------------------------------------------------------------
       825,000   NYS Medcare (Hospital & Nursing Home)           6.125    02/15/2015    08/15/2006 A           834,735
-----------------------------------------------------------------------------------------------------------------------
     1,025,000   NYS Medcare (Hospital & Nursing Home)           6.200    08/15/2013    08/15/2006 A         1,026,886
-----------------------------------------------------------------------------------------------------------------------
       105,000   NYS Medcare (Hospital & Nursing Home)           6.200    08/15/2022    08/15/2006 A           105,558
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS Medcare (Hospital & Nursing Home)           6.200    08/15/2022    08/15/2006 A            20,045
-----------------------------------------------------------------------------------------------------------------------
     1,200,000   NYS Medcare (Hospital & Nursing Home)           6.300    08/15/2023    08/15/2006 A         1,202,412
-----------------------------------------------------------------------------------------------------------------------
       315,000   NYS Medcare (Hospital & Nursing Home)           7.000    08/15/2032    08/15/2006 A           316,021
-----------------------------------------------------------------------------------------------------------------------
       390,000   NYS Medcare (Hospital & Nursing Home)           7.400    11/01/2016 1  05/01/2006 A           393,136
-----------------------------------------------------------------------------------------------------------------------
       565,000   NYS Medcare (Hospital & Nursing Home)           9.375    11/01/2016 1  05/01/2006 A           588,052
-----------------------------------------------------------------------------------------------------------------------
       165,000   NYS Medcare (Hospital & Nursing Home)          10.000    11/01/2006 1  05/01/2006 A           167,244
-----------------------------------------------------------------------------------------------------------------------
       145,000   NYS Medcare (Insured Mtg. Nursing)              6.150    02/15/2025    08/15/2006 A           146,697
-----------------------------------------------------------------------------------------------------------------------
        85,000   NYS Medcare (Montefiore Medical Center)         5.700    02/15/2012    08/15/2006 A            85,981
-----------------------------------------------------------------------------------------------------------------------
     6,820,000   NYS Medcare (Montefiore Medical Center)         5.750    02/15/2015    02/15/2007 A         6,852,736
-----------------------------------------------------------------------------------------------------------------------
     8,110,000   NYS Medcare (Montefiore Medical Center) 3       5.750    02/15/2025 1  08/15/2006 A         8,184,369
-----------------------------------------------------------------------------------------------------------------------
       350,000   NYS Medcare (Montefiore Medical Center)         6.000    02/15/2035    08/15/2006 A           354,193
-----------------------------------------------------------------------------------------------------------------------
        25,000   NYS Medcare (St. Peter's Hospital)              5.250    11/01/2007    05/01/2006 A            25,030
-----------------------------------------------------------------------------------------------------------------------
       275,000   NYS Medcare (St. Peter's Hospital)              5.375    11/01/2020    05/01/2006 A           278,075
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYS Medcare, Series A                           6.375    11/15/2020    05/15/2006 A             5,117
-----------------------------------------------------------------------------------------------------------------------
    10,710,000   NYS Municipal Bond Bank Agency (Special
                 School Purpose)                                 5.250    12/01/2019    06/01/2013 A        11,365,131
-----------------------------------------------------------------------------------------------------------------------
     5,500,000   NYS Municipal Bond Bank Agency (Special
                 School Purpose)                                 5.250    06/01/2021    06/01/2013 A         5,864,760
-----------------------------------------------------------------------------------------------------------------------
     2,930,000   NYS Municipal Bond Bank Agency (Special
                 School Purpose)                                 5.500    06/01/2015    06/01/2013 A         3,169,645
-----------------------------------------------------------------------------------------------------------------------
         5,000   NYS Power Authority                             5.875    01/01/2010    07/01/2006 A             5,215
-----------------------------------------------------------------------------------------------------------------------
        15,000   NYS Thruway Authority                           5.250    04/01/2012    04/01/2008 A            15,615
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS Thruway Authority                           5.250    04/01/2015    04/01/2006 E            20,400
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS Thruway Authority                           5.250    04/01/2015    04/01/2008 A            20,784
-----------------------------------------------------------------------------------------------------------------------
     1,230,000   NYS Thruway Authority                           6.000    04/01/2012    04/01/2007 A         1,281,180
-----------------------------------------------------------------------------------------------------------------------
    13,655,000   NYS Thruway Authority ROLs                      4.681 6  01/01/2015      01/01/2015        13,603,794
-----------------------------------------------------------------------------------------------------------------------
     1,015,000   NYS Thruway Authority Service Contract
                 (Highway & Bridge)                              6.000    04/01/2011    04/01/2007 A         1,057,234
-----------------------------------------------------------------------------------------------------------------------
     1,330,000   NYS Thruway Authority Service Contract
                 (Highway & Bridge)                              6.000    04/01/2011    04/01/2007 A         1,387,350
-----------------------------------------------------------------------------------------------------------------------


27                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    5,170,000   NYS Thruway Authority Service Contract
                 (Highway & Bridge)                              6.000%   04/01/2012    04/01/2007 A  $      5,392,930
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS Thruway Authority, Series A                 5.000    04/01/2023    04/01/2014 A         1,045,240
-----------------------------------------------------------------------------------------------------------------------
     3,500,000   NYS Thruway Authority, Series A                 5.000    03/15/2024    09/15/2014 A         3,660,720
-----------------------------------------------------------------------------------------------------------------------
        55,000   NYS Thruway Authority, Series B                 5.250    04/01/2014    04/01/2008 A            57,157
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS Thruway Authority, Series C                 5.250    04/01/2015    04/01/2008 A            20,839
-----------------------------------------------------------------------------------------------------------------------
       375,000   NYS Thruway Authority, Series E                 5.000    01/01/2025    01/01/2008 A           382,421
-----------------------------------------------------------------------------------------------------------------------
     3,550,000   NYS Thruway Authority, Series E                 5.000    01/01/2025    01/01/2008 A         3,659,376
-----------------------------------------------------------------------------------------------------------------------
       585,000   NYS Thruway Authority, Series E                 5.250    01/01/2015    01/01/2008 A           605,329
-----------------------------------------------------------------------------------------------------------------------
        20,000   NYS UDC (Correctional Facilities)               5.000    01/01/2014    01/01/2008 A            20,812
-----------------------------------------------------------------------------------------------------------------------
       370,000   NYS UDC (Correctional Facilities)               5.000    01/01/2019    04/01/2006 A           378,536
-----------------------------------------------------------------------------------------------------------------------
        75,000   NYS UDC (Correctional Facilities)               5.000    01/01/2020 1  01/01/2008 A            77,933
-----------------------------------------------------------------------------------------------------------------------
        50,000   NYS UDC (Correctional Facilities)               5.000    01/01/2020    01/01/2008 A            51,102
-----------------------------------------------------------------------------------------------------------------------
        30,000   NYS UDC (Correctional Facilities)               5.890 8  01/01/2007    01/01/2007              29,199
-----------------------------------------------------------------------------------------------------------------------
    10,000,000   NYS UDC (Personal Income Tax) 3                 5.250    03/15/2034    03/15/2014 A        10,614,800
-----------------------------------------------------------------------------------------------------------------------
     2,400,000   NYS UDC (Senior Lien)                           5.375    07/01/2022    07/01/2006 A         2,457,984
-----------------------------------------------------------------------------------------------------------------------
    15,795,000   NYS UDC (Senior Lien) 3                         5.500    07/01/2016 1  07/01/2006 A        16,180,714
-----------------------------------------------------------------------------------------------------------------------
   100,210,000   NYS UDC (South Mall) CAB                        5.550 8  01/01/2011    11/03/2008 B        75,616,462
-----------------------------------------------------------------------------------------------------------------------
       725,000   NYS UDC (South Mall) CAB                        5.800 8  01/01/2011    11/03/2008 B           546,367
-----------------------------------------------------------------------------------------------------------------------
       810,000   NYS UDC (South Mall) CAB                        5.900 8  01/01/2011    11/03/2008 B           610,424
-----------------------------------------------------------------------------------------------------------------------
     4,000,000   NYS UDC (Subordinated Lien)                     5.125    07/01/2020    07/01/2014 A         4,225,480
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS UDC (Subordinated Lien)                     5.125    07/01/2021    07/01/2014 A         1,054,950
-----------------------------------------------------------------------------------------------------------------------
     4,625,000   NYS UDC (Subordinated Lien)                     5.500    07/01/2016    07/01/2008 A         4,735,214
-----------------------------------------------------------------------------------------------------------------------
     6,415,000   NYS UDC (Subordinated Lien)                     5.500    07/01/2022 1  07/01/2006 A         6,565,688
-----------------------------------------------------------------------------------------------------------------------
     5,420,000   NYS UDC (Subordinated Lien) 3                   5.500    07/01/2026    07/01/2006 A         5,551,435
-----------------------------------------------------------------------------------------------------------------------
     6,720,000   NYS UDC (Subordinated Lien)                     5.600    07/01/2026 1  07/01/2006 A         6,878,928
-----------------------------------------------------------------------------------------------------------------------
        70,000   Oneida County GO                                5.400    03/15/2011    03/15/2006 A            70,565
-----------------------------------------------------------------------------------------------------------------------
       670,000   Oneida County IDA (Bonide Products)             5.750    11/01/2007    01/17/2007 B           670,054
-----------------------------------------------------------------------------------------------------------------------
     2,285,000   Oneida County IDA (Faxton Hospital)             6.625    01/01/2015 1  01/01/2010 A         2,493,529
-----------------------------------------------------------------------------------------------------------------------
       600,000   Oneida County IDA (Presbyterian Home)           6.100    06/01/2020    06/01/2010 A           644,238
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   Oneida County IDA (Presbyterian Home)           6.250    06/01/2015    06/01/2010 A         1,077,920
-----------------------------------------------------------------------------------------------------------------------
        50,000   Oneida Healthcare Corp. (Oneida Health
                 Systems)                                        5.300    02/01/2021    02/01/2011 A            52,438
-----------------------------------------------------------------------------------------------------------------------
     3,895,000   Oneida Healthcare Corp. (Oneida Health
                 Systems)                                        5.500    02/01/2016 1  02/01/2011 A         4,125,701
-----------------------------------------------------------------------------------------------------------------------
       210,000   Onondaga County IDA (Coltec Industries)         7.250    06/01/2008 1  06/01/2006 A           213,444
-----------------------------------------------------------------------------------------------------------------------
       365,000   Onondaga County IDA (Coltec Industries)         9.875    10/01/2010    04/01/2006 A           371,596
-----------------------------------------------------------------------------------------------------------------------
     2,605,000   Onondaga County IDA (Le Moyne College)          5.000    12/01/2012    07/22/2010 D         2,683,984
-----------------------------------------------------------------------------------------------------------------------


28                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*           Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$      920,000   Onondaga County IDA (Le Moyne College)          5.500%   03/01/2014    03/01/2009 A  $        953,948
-----------------------------------------------------------------------------------------------------------------------
     2,970,000   Onondaga County Res Rec                         5.000    05/01/2006    05/01/2006           2,971,069
-----------------------------------------------------------------------------------------------------------------------
    26,615,000   Onondaga County Res Rec                         5.000    05/01/2010    08/24/2008 B        26,438,543
-----------------------------------------------------------------------------------------------------------------------
        25,000   Ontario County GO                               5.550    08/15/2009    08/15/2006 A            25,178
-----------------------------------------------------------------------------------------------------------------------
       210,000   Orange County IDA (Glen Arden)                  5.350    01/01/2007    01/01/2007             210,840
-----------------------------------------------------------------------------------------------------------------------
       230,000   Orange County IDA (Glen Arden)                  5.400    01/01/2008    01/01/2008             232,118
-----------------------------------------------------------------------------------------------------------------------
        40,000   Orange County IDA (Orange Mental Retardation
                 Properties)                                     6.000    05/01/2008    05/01/2006 A            40,861
-----------------------------------------------------------------------------------------------------------------------
        60,000   Orange County IDA (Orange Mental Retardation
                 Properties)                                     6.125    05/01/2016 1  05/01/2006 A            61,268
-----------------------------------------------------------------------------------------------------------------------
     5,065,000   Orange County IDA (St. Luke's Cornwall
                 Hospital Obligated Group)                       6.000    12/01/2016 1  12/01/2011 A         5,572,310
-----------------------------------------------------------------------------------------------------------------------
     1,920,000   Orange County IDA (St. Luke's Cornwall
                 Hospital Obligated Group)                       6.000    12/01/2016 1  12/01/2011 A         2,112,307
-----------------------------------------------------------------------------------------------------------------------
       250,000   Oswego County IDA
                 (Seneca Hill Manor)                             5.650    08/01/2037    08/01/2007 A           260,305
-----------------------------------------------------------------------------------------------------------------------
        25,000   Oswego GO                                       5.600    01/15/2011    07/15/2006 A            25,373
-----------------------------------------------------------------------------------------------------------------------
       575,000   Otsego County IDA (Mary Imogene Bassett
                 Hospital)                                       5.350    11/01/2020    11/01/2008 A           603,583
-----------------------------------------------------------------------------------------------------------------------
        35,000   Oyster Bay GO                                   5.000    12/01/2018    06/01/2006 A            35,758
-----------------------------------------------------------------------------------------------------------------------
        50,000   Philadelphia, NY GO                             7.500    12/15/2009    12/15/2009              56,228
-----------------------------------------------------------------------------------------------------------------------
    21,985,000   Port Authority NY/NJ (Delta Air Lines)          6.950    06/01/2008    06/01/2008          21,835,502
-----------------------------------------------------------------------------------------------------------------------
    62,410,000   Port Authority NY/NJ
                 (JFK International Air Terminal)                5.750    12/01/2022 1  12/01/2007 A        65,511,777
-----------------------------------------------------------------------------------------------------------------------
    26,395,000   Port Authority NY/NJ
                 (JFK International Air Terminal)                5.750    12/01/2025    12/01/2007 A        27,211,133
-----------------------------------------------------------------------------------------------------------------------
    28,990,000   Port Authority NY/NJ
                 (JFK International Air Terminal)                5.900    12/01/2017 1  12/01/2007 A        30,536,037
-----------------------------------------------------------------------------------------------------------------------
     5,955,000   Port Authority NY/NJ
                 (JFK International Air Terminal)                6.250    12/01/2010    12/01/2010           6,474,931
-----------------------------------------------------------------------------------------------------------------------
    24,410,000   Port Authority NY/NJ (KIAC)                     6.750    10/01/2011    10/01/2008 A        24,953,855
-----------------------------------------------------------------------------------------------------------------------
    27,570,000   Port Authority NY/NJ (KIAC)                     6.750    10/01/2019 1  10/01/2008 A        28,184,260
-----------------------------------------------------------------------------------------------------------------------
     6,900,000   Port Authority NY/NJ (KIAC)                     7.000    10/01/2007    04/07/2007 B         7,043,313
-----------------------------------------------------------------------------------------------------------------------
     5,930,000   Port Authority NY/NJ RITES                      5.292 6  10/01/2019    10/01/2015 A         6,071,964
-----------------------------------------------------------------------------------------------------------------------
     9,175,000   Port Authority NY/NJ RITES                      8.508 6  06/01/2012    06/01/2012          11,453,061
-----------------------------------------------------------------------------------------------------------------------
         5,000   Port Authority NY/NJ, 105th Series              5.250    09/01/2010    03/02/2007 A             5,056
-----------------------------------------------------------------------------------------------------------------------
       185,000   Port Authority NY/NJ, 105th Series              5.500    09/01/2011    09/01/2006 A           187,096
-----------------------------------------------------------------------------------------------------------------------
       940,000   Port Authority NY/NJ, 105th Series              5.500    09/01/2012    09/01/2006 A           950,650
-----------------------------------------------------------------------------------------------------------------------
     6,790,000   Port Authority NY/NJ, 105th Series              5.500    09/01/2013    09/01/2006 A         6,866,931
-----------------------------------------------------------------------------------------------------------------------
       100,000   Port Authority NY/NJ, 105th Series              5.750    03/01/2016    09/01/2006 A           101,165
-----------------------------------------------------------------------------------------------------------------------
     3,025,000   Port Authority NY/NJ, 106th Series              6.000    07/01/2014    07/01/2006 A         3,070,678
-----------------------------------------------------------------------------------------------------------------------
        80,000   Port Authority NY/NJ, 106th Series              6.000    07/01/2015    07/01/2006 A            81,278
-----------------------------------------------------------------------------------------------------------------------
     3,455,000   Port Authority NY/NJ, 107th Series              5.250    10/15/2012    10/15/2006 A         3,514,011
-----------------------------------------------------------------------------------------------------------------------
        50,000   Port Authority NY/NJ, 107th Series              5.375    10/15/2013    10/15/2006 A            50,887
-----------------------------------------------------------------------------------------------------------------------
        40,000   Port Authority NY/NJ, 107th Series              5.375    10/15/2014    10/15/2006 A            40,710
-----------------------------------------------------------------------------------------------------------------------


29                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$       10,000   Port Authority NY/NJ, 107th Series              5.375%   10/15/2016    10/15/2006 A  $         10,175
-----------------------------------------------------------------------------------------------------------------------
        65,000   Port Authority NY/NJ, 107th Series              5.375    10/15/2016    10/15/2006 A            66,095
-----------------------------------------------------------------------------------------------------------------------
        50,000   Port Authority NY/NJ, 108th Series              5.400    07/15/2010    01/15/2007 A            51,077
-----------------------------------------------------------------------------------------------------------------------
       110,000   Port Authority NY/NJ, 108th Series              5.400    07/15/2012    01/15/2007 A           112,368
-----------------------------------------------------------------------------------------------------------------------
       250,000   Port Authority NY/NJ, 108th Series              5.500    07/15/2013    01/15/2007 A           255,575
-----------------------------------------------------------------------------------------------------------------------
       100,000   Port Authority NY/NJ, 108th Series              5.500    07/15/2014    01/15/2007 A           102,230
-----------------------------------------------------------------------------------------------------------------------
     8,150,000   Port Authority NY/NJ, 108th Series 7            5.875    01/15/2017    01/15/2007 A         8,364,264
-----------------------------------------------------------------------------------------------------------------------
    15,030,000   Port Authority NY/NJ, 109th Series              5.375    07/15/2022    01/15/2007 A        15,389,217
-----------------------------------------------------------------------------------------------------------------------
       370,000   Port Authority NY/NJ, 109th Series              5.375    07/15/2027    01/15/2007 A           378,466
-----------------------------------------------------------------------------------------------------------------------
       175,000   Port Authority NY/NJ, 109th Series              5.375    01/15/2032    01/15/2007 A           178,866
-----------------------------------------------------------------------------------------------------------------------
        25,000   Port Authority NY/NJ, 109th Series              5.500    07/15/2017    01/15/2007 A            25,601
-----------------------------------------------------------------------------------------------------------------------
        65,000   Port Authority NY/NJ, 110th Series              5.300    07/01/2016    07/01/2007 A            66,563
-----------------------------------------------------------------------------------------------------------------------
       130,000   Port Authority NY/NJ, 110th Series              5.375    07/01/2017    07/01/2007 A           133,242
-----------------------------------------------------------------------------------------------------------------------
       235,000   Port Authority NY/NJ, 111th Series              5.000    10/01/2022 1  10/01/2007 A           241,676
-----------------------------------------------------------------------------------------------------------------------
       110,000   Port Authority NY/NJ, 111th Series              5.000    10/01/2027    10/01/2007 A           111,675
-----------------------------------------------------------------------------------------------------------------------
       100,000   Port Authority NY/NJ, 116th Series              5.000    10/01/2013    05/01/2006 A           101,112
-----------------------------------------------------------------------------------------------------------------------
        35,000   Port Authority NY/NJ, 116th Series              5.250    10/01/2014    05/01/2006 A            35,397
-----------------------------------------------------------------------------------------------------------------------
        55,000   Port Authority NY/NJ, 116th Series              5.250    10/01/2015    05/01/2006 A            55,620
-----------------------------------------------------------------------------------------------------------------------
    10,000,000   Port Authority NY/NJ, 119th Series 3            5.250    09/15/2012    09/15/2006 A        10,162,700
-----------------------------------------------------------------------------------------------------------------------
     7,250,000   Port Authority NY/NJ, 119th Series              5.500    09/15/2016    09/15/2006 A         7,377,963
-----------------------------------------------------------------------------------------------------------------------
       220,000   Port Authority NY/NJ, 119th Series              5.500    09/15/2017    09/15/2006 A           223,883
-----------------------------------------------------------------------------------------------------------------------
       425,000   Port Authority NY/NJ, 119th Series              5.500    09/15/2019    09/15/2006 A           432,501
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   Port Authority NY/NJ, 119th Series              5.750    09/15/2011    09/15/2006 A         2,037,020
-----------------------------------------------------------------------------------------------------------------------
     7,740,000   Port Authority NY/NJ, 119th Series 3            5.875    09/15/2015    09/15/2006 A         7,896,348
-----------------------------------------------------------------------------------------------------------------------
        10,000   Port Authority NY/NJ, 120th Series              5.500    10/15/2017    10/15/2007 A            10,335
-----------------------------------------------------------------------------------------------------------------------
     7,000,000   Port Authority NY/NJ, 120th Series              5.500    10/15/2035    10/15/2007 A         7,227,010
-----------------------------------------------------------------------------------------------------------------------
     7,000,000   Port Authority NY/NJ, 120th Series              5.750    10/15/2026    10/15/2007 A         7,270,970
-----------------------------------------------------------------------------------------------------------------------
        40,000   Port Authority NY/NJ, 121st Series              5.000    10/15/2021    10/15/2007 A            41,191
-----------------------------------------------------------------------------------------------------------------------
        25,000   Port Authority NY/NJ, 121st Series              5.000    10/15/2022    10/15/2007 A            25,744
-----------------------------------------------------------------------------------------------------------------------
     1,125,000   Port Authority NY/NJ, 121st Series              5.125    10/15/2030    10/15/2007 A         1,158,525
-----------------------------------------------------------------------------------------------------------------------
        25,000   Port Authority NY/NJ, 121st Series              5.250    10/15/2025    10/15/2007 A            25,830
-----------------------------------------------------------------------------------------------------------------------
        30,000   Port Authority NY/NJ, 122nd Series              5.000    07/15/2020    07/15/2010 A            30,548
-----------------------------------------------------------------------------------------------------------------------
        35,000   Port Authority NY/NJ, 122nd Series              5.000    07/15/2031    07/15/2008 A            35,449
-----------------------------------------------------------------------------------------------------------------------
        30,000   Port Authority NY/NJ, 122nd Series              5.000    07/15/2031    07/15/2008 A            30,431
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   Port Authority NY/NJ, 122nd Series              5.500    07/15/2011    07/15/2008 A         2,084,700
-----------------------------------------------------------------------------------------------------------------------
    13,620,000   Port Authority NY/NJ, 122nd Series              5.500    07/15/2014    07/15/2008 A        14,196,807
-----------------------------------------------------------------------------------------------------------------------
    14,315,000   Port Authority NY/NJ, 122nd Series              5.500    07/15/2015    07/15/2008 A        14,892,467
-----------------------------------------------------------------------------------------------------------------------
        30,000   Port Authority NY/NJ, 124th Series              4.800    08/01/2018    08/02/2008 A            30,294
-----------------------------------------------------------------------------------------------------------------------
        15,000   Port Authority NY/NJ, 126th Series              5.000    11/15/2024    05/15/2012 A            15,428
-----------------------------------------------------------------------------------------------------------------------
       230,000   Port Authority NY/NJ, 127th Series              5.000    12/15/2022    06/15/2012 A           238,202
-----------------------------------------------------------------------------------------------------------------------
     1,500,000   Port Authority NY/NJ, 131st Series              5.000    12/15/2020    06/15/2013 A         1,553,055
-----------------------------------------------------------------------------------------------------------------------
        25,000   Port Chester IDA (Nadel Industries)             7.000    02/01/2016    02/01/2008 E            26,034
-----------------------------------------------------------------------------------------------------------------------


30                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

   Principal                                                                             Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    1,535,000   Poughkeepsie IDA (Eastman & Bixby Redevel.
                 Corp.)                                          5.900%   08/01/2020    08/01/2010 A  $      1,631,797
-----------------------------------------------------------------------------------------------------------------------
       480,000   Putnam County IDA (Brewster Plastics)           7.375    12/01/2008    12/23/2007 B           483,072
-----------------------------------------------------------------------------------------------------------------------
     1,200,000   Rensselaer County IDA (Franciscan Heights)      5.375    12/01/2025    12/01/2014 A         1,262,712
-----------------------------------------------------------------------------------------------------------------------
        40,000   Rensselaer County IDA (Rensselaer
                 Polytechnical Institute)                        5.125    08/01/2029    08/01/2009 A            41,040
-----------------------------------------------------------------------------------------------------------------------
        50,000   Rensselaer County IDA (Rensselaer
                 Polytechnical Institute)                        5.500    08/01/2022    08/01/2009 A            52,315
-----------------------------------------------------------------------------------------------------------------------
     3,450,000   Rensselaer County Tobacco Asset
                 Securitization Corp.                            5.200    06/01/2025    07/04/2010 D         3,485,087
-----------------------------------------------------------------------------------------------------------------------
     1,490,000   Rensselaer County Tobacco Asset
                 Securitization Corp.                            5.750    06/01/2043    06/01/2012 A         1,528,293
-----------------------------------------------------------------------------------------------------------------------
       125,000   Rensselaer Hsg. Authority (Renwyck)             7.650    01/01/2011    07/01/2006 A           129,121
-----------------------------------------------------------------------------------------------------------------------
        60,000   Rensselaer Municipal Leasing Corp.
                 (Rensselaer County Nursing Home)                6.900    06/01/2024    06/01/2006 A            60,210
-----------------------------------------------------------------------------------------------------------------------
     1,580,000   Riverhead HDC (Riverpointe Apartments)          5.850    08/01/2010    11/06/2008 D         1,589,575
-----------------------------------------------------------------------------------------------------------------------
     5,840,000   Rochester Hsg. Authority (Crossroads
                 Apartments)                                     7.700    01/01/2017 1  12/01/2006 A         5,946,930
-----------------------------------------------------------------------------------------------------------------------
       330,000   Rochester Hsg. Authority (Stonewood Village)    5.900    09/01/2009    03/28/2008 B           316,368
-----------------------------------------------------------------------------------------------------------------------
    11,305,000   Rockland County Tobacco Asset Securitization
                 Corp.                                           5.500    08/15/2025    08/15/2012 A        11,606,391
-----------------------------------------------------------------------------------------------------------------------
       215,000   Rockland Gardens Hsg. Corp.                    10.500    05/01/2011    05/01/2006 A           215,800
-----------------------------------------------------------------------------------------------------------------------
       260,000   Rome HDC (Park Drive Manor)                     7.000    01/01/2026 1  07/01/2006 A           260,390
-----------------------------------------------------------------------------------------------------------------------
        80,000   Rome HDC, Series A                              6.250    01/01/2024    07/01/2008 A            84,070
-----------------------------------------------------------------------------------------------------------------------
        25,000   Roslyn Union Free School District               5.300    01/15/2012    07/15/2006 A            25,283
-----------------------------------------------------------------------------------------------------------------------
       200,000   Roslyn Union Free School District               5.375    01/15/2014    01/15/2007 A           202,286
-----------------------------------------------------------------------------------------------------------------------
       225,000   Roxbury CSD GO                                  6.400    06/15/2010    06/15/2006 A           228,272
-----------------------------------------------------------------------------------------------------------------------
       235,000   Roxbury CSD GO                                  6.400    06/15/2011    06/15/2006 A           238,379
-----------------------------------------------------------------------------------------------------------------------
    32,000,000   Sales Tax Asset Receivables Corp., Series A     5.250    10/15/2027    10/15/2014 A        34,306,560
-----------------------------------------------------------------------------------------------------------------------
       500,000   Saratoga County IDA (Saratoga
                 Hospital/Saratoga Care/Benedict Community
                 Health Center)                                  5.000    12/01/2014    12/01/2014             517,710
-----------------------------------------------------------------------------------------------------------------------
     3,725,000   Saratoga County IDA (Saratoga
                 Hospital/Saratoga Care/Benedict Community
                 Health Center)                                  5.750    12/01/2023    06/01/2006 A         3,768,061
-----------------------------------------------------------------------------------------------------------------------
     6,540,000   Saratoga County IDA (Saratoga
                 Hospital/Saratoga Care/Benedict
                 Community Health Center)                        5.750    12/01/2033    06/01/2006 A         6,615,602
-----------------------------------------------------------------------------------------------------------------------
       290,000   Saratoga County IDA (Saratoga Sheraton)         6.750    12/31/2007    06/01/2006 A           290,168
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   Schenectady Bond Anticipation Notes             5.250    05/26/2006    05/26/2006           1,997,660
-----------------------------------------------------------------------------------------------------------------------
       800,000   Schenectady GO                                  4.700    12/29/2006    12/29/2006             799,080
-----------------------------------------------------------------------------------------------------------------------
        25,000   Scotia GO                                       6.100    01/15/2012    07/15/2006 A            25,157
-----------------------------------------------------------------------------------------------------------------------


31                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

   Principal                                                                             Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$       25,000   SONYMA, Series 27                               5.250%   04/01/2013    04/01/2010 A  $         25,839
-----------------------------------------------------------------------------------------------------------------------
     3,600,000   SONYMA, Series 27                               5.800    10/01/2020 1  04/01/2010 A         3,743,028
-----------------------------------------------------------------------------------------------------------------------
        90,000   SONYMA, Series 27                               5.875    04/01/2030 1  04/01/2010 A            92,774
-----------------------------------------------------------------------------------------------------------------------
     8,150,000   SONYMA, Series 29                               5.400    10/01/2022 1  10/01/2010 A         8,418,706
-----------------------------------------------------------------------------------------------------------------------
    10,420,000   SONYMA, Series 29                               5.450    10/01/2031    10/01/2010 A        10,694,150
-----------------------------------------------------------------------------------------------------------------------
       400,000   SONYMA, Series 31                               5.200    10/01/2021    04/01/2011 A           409,484
-----------------------------------------------------------------------------------------------------------------------
       480,000   SONYMA, Series 31                               5.300    10/01/2031    04/01/2011 A           488,702
-----------------------------------------------------------------------------------------------------------------------
       285,000   SONYMA, Series 49                               5.800    10/01/2013    06/29/2006 A           285,219
-----------------------------------------------------------------------------------------------------------------------
       225,000   SONYMA, Series 53                               5.750    10/01/2011 1  01/04/2008 A           229,779
-----------------------------------------------------------------------------------------------------------------------
        25,000   SONYMA, Series 64                               5.800    10/01/2017    04/01/2007 A            25,019
-----------------------------------------------------------------------------------------------------------------------
       150,000   SONYMA, Series 66                               5.600    10/01/2017    07/01/2007 A           155,274
-----------------------------------------------------------------------------------------------------------------------
       100,000   SONYMA, Series 67                               5.600    10/01/2014 1  09/01/2009 A           102,911
-----------------------------------------------------------------------------------------------------------------------
        45,000   SONYMA, Series 67                               5.600    10/01/2014    09/01/2007 A            46,285
-----------------------------------------------------------------------------------------------------------------------
     1,065,000   SONYMA, Series 67                               5.700    10/01/2017 1  09/01/2007 A         1,095,065
-----------------------------------------------------------------------------------------------------------------------
       200,000   SONYMA, Series 67                               5.800    10/01/2028 1  09/01/2009 A           204,700
-----------------------------------------------------------------------------------------------------------------------
        40,000   SONYMA, Series 67                               5.800    10/01/2028    09/01/2009 A            40,940
-----------------------------------------------------------------------------------------------------------------------
     2,365,000   SONYMA, Series 70                               5.375    10/01/2017 1  03/01/2008 A         2,413,080
-----------------------------------------------------------------------------------------------------------------------
     3,870,000   SONYMA, Series 71                               5.400    04/01/2029    07/01/2008 A         3,936,448
-----------------------------------------------------------------------------------------------------------------------
       100,000   SONYMA, Series 73                               5.300    10/01/2028    09/01/2008 A           102,016
-----------------------------------------------------------------------------------------------------------------------
       130,000   SONYMA, Series 73-B                             5.450    10/01/2024 1  09/30/2011 A           130,926
-----------------------------------------------------------------------------------------------------------------------
        55,000   SONYMA, Series 79                               5.300    04/01/2029    03/01/2009 A            56,235
-----------------------------------------------------------------------------------------------------------------------
     2,140,000   SONYMA, Series 80                               5.100    10/01/2017 1  03/01/2009 A         2,204,992
-----------------------------------------------------------------------------------------------------------------------
     5,350,000   SONYMA, Series 82                               5.550    10/01/2019 1  10/01/2009 A         5,521,147
-----------------------------------------------------------------------------------------------------------------------
    25,000,000   SONYMA, Series 83                               5.450    04/01/2018 1  10/01/2009 A        25,941,500
-----------------------------------------------------------------------------------------------------------------------
        45,000   SONYMA, Series 83                               5.550    10/01/2027    10/01/2009 A            46,341
-----------------------------------------------------------------------------------------------------------------------
       145,000   SONYMA, Series 84                               5.900    04/01/2022 1  09/01/2009 A           150,136
-----------------------------------------------------------------------------------------------------------------------
     5,590,000   SONYMA, Series 84                               5.950    04/01/2030 1  09/01/2009 A         5,593,634
-----------------------------------------------------------------------------------------------------------------------
       300,000   SONYMA, Series 88                               5.200    10/01/2006    10/01/2006             301,860
-----------------------------------------------------------------------------------------------------------------------
     1,270,000   SONYMA, Series 88                               5.500    04/01/2025    11/01/2009 A         1,279,449
-----------------------------------------------------------------------------------------------------------------------
       190,000   SONYMA, Series 89                               5.650    04/01/2012    11/01/2009 A           195,552
-----------------------------------------------------------------------------------------------------------------------
       100,000   SONYMA, Series 91                               5.300    10/01/2009    07/01/2007 A           103,427
-----------------------------------------------------------------------------------------------------------------------
       500,000   SONYMA, Series 93                               5.550    04/01/2010    10/01/2009 A           512,080
-----------------------------------------------------------------------------------------------------------------------
     2,495,000   SONYMA, Series 93                               5.600    10/01/2017    10/01/2009 A         2,532,625
-----------------------------------------------------------------------------------------------------------------------
    19,810,000   SONYMA, Series 94 3                             5.900    10/01/2030 1  04/01/2010 A        20,582,194
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   SONYMA, Series 95                               5.500    10/01/2017 1  04/01/2010 A         2,086,960
-----------------------------------------------------------------------------------------------------------------------
     6,100,000   SONYMA, Series 97                               5.400    10/01/2021 1  04/01/2011 A         6,306,668
-----------------------------------------------------------------------------------------------------------------------
       625,000   SONYMA, Series 98                               5.050    10/01/2017    04/01/2011 A           644,331
-----------------------------------------------------------------------------------------------------------------------
       850,000   SONYMA, Series 101                              5.000%   10/01/2018    10/01/2011 A           865,946
-----------------------------------------------------------------------------------------------------------------------
    22,985,000   SONYMA, Series 106 3                            5.250    04/01/2034    04/01/2012 A        23,512,736
-----------------------------------------------------------------------------------------------------------------------
       300,000   Spring Valley GO                                5.000    05/01/2020    05/15/2015 A           312,777
-----------------------------------------------------------------------------------------------------------------------
       310,000   Spring Valley GO                                5.000    05/01/2021    05/15/2015 A           319,226
-----------------------------------------------------------------------------------------------------------------------
       325,000   Spring Valley GO                                5.000    05/01/2022    05/15/2015 A           334,185
-----------------------------------------------------------------------------------------------------------------------


32                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$      335,000   Spring Valley GO                                5.000%   05/01/2023    05/15/2015 A  $        343,717
-----------------------------------------------------------------------------------------------------------------------
       350,000   Spring Valley GO                                5.000    05/01/2024    05/15/2015 A           358,327
-----------------------------------------------------------------------------------------------------------------------
       365,000   Spring Valley GO                                5.000    05/01/2025    05/15/2015 A           373,140
-----------------------------------------------------------------------------------------------------------------------
        65,000   Springville HDC (Springbrook)                   5.950    01/01/2010    04/15/2008 D            66,624
-----------------------------------------------------------------------------------------------------------------------
       330,000   St. Lawrence County IDA (PACES)                 5.875    06/30/2007    01/15/2007 B           331,518
-----------------------------------------------------------------------------------------------------------------------
       845,000   Suffolk County IDA (ALIA-CCDRCA)                7.000    06/01/2016    06/01/2011 A           905,865
-----------------------------------------------------------------------------------------------------------------------
     1,020,000   Suffolk County IDA (ALIA-FREE)                  7.000    06/01/2016    06/01/2011 A         1,093,471
-----------------------------------------------------------------------------------------------------------------------
       860,000   Suffolk County IDA (ALIA-IGHL)                  6.500    12/01/2013    11/07/2010 B           902,854
-----------------------------------------------------------------------------------------------------------------------
       480,000   Suffolk County IDA (ALIA-WORCA)                 7.000    06/01/2016    06/01/2011 A           514,574
-----------------------------------------------------------------------------------------------------------------------
       370,000   Suffolk County IDA (Catholic Charities)         6.000    10/01/2020    07/27/2014 D           371,802
-----------------------------------------------------------------------------------------------------------------------
       340,000   Suffolk County IDA (DDI)                        6.000    10/01/2020    07/27/2014 D           341,656
-----------------------------------------------------------------------------------------------------------------------
       340,000   Suffolk County IDA (DDI)                        6.000    10/01/2020    07/27/2014 D           341,656
-----------------------------------------------------------------------------------------------------------------------
       240,000   Suffolk County IDA (Dowling College)            6.500    12/01/2006    12/01/2006             241,253
-----------------------------------------------------------------------------------------------------------------------
        45,000   Suffolk County IDA (Dowling College)            6.625    06/01/2024    06/01/2006 A            45,039
-----------------------------------------------------------------------------------------------------------------------
       195,000   Suffolk County IDA (Family Residences)          6.000    10/01/2015    11/12/2011 B           195,603
-----------------------------------------------------------------------------------------------------------------------
       520,000   Suffolk County IDA (Family Residences),
                 Series A                                        6.375    12/01/2018    04/20/2013 B           554,923
-----------------------------------------------------------------------------------------------------------------------
     3,440,000   Suffolk County IDA (Family Residences),
                 Series A                                        6.375    12/01/2018    02/03/2014 B         3,671,030
-----------------------------------------------------------------------------------------------------------------------
       870,000   Suffolk County IDA (Huntington First Aid
                 Squad)                                          6.025    11/01/2008    05/15/2007 B           892,211
-----------------------------------------------------------------------------------------------------------------------
       760,000   Suffolk County IDA (Independent Group Home
                 Living)                                         6.000    10/01/2020    07/27/2014 B           763,701
-----------------------------------------------------------------------------------------------------------------------
       675,000   Suffolk County IDA (L.I. Network Community
                 Services)                                       7.000    02/01/2014    02/01/2010 B           692,510
-----------------------------------------------------------------------------------------------------------------------
       290,000   Suffolk County IDA (Mattituck-Laurel
                 Library)                                        6.000    09/01/2019 1  09/01/2010 A           319,554
-----------------------------------------------------------------------------------------------------------------------
       435,000   Suffolk County IDA (Nassau-Suffolk
                 Services for Autism) 7                          6.250    11/01/2016    03/27/2013 B           435,492
-----------------------------------------------------------------------------------------------------------------------
       155,000   Suffolk County IDA (Nassau-Suffolk
                 Services for Autism) 7                          6.250    11/01/2016    03/27/2013 B           155,031
-----------------------------------------------------------------------------------------------------------------------
     1,585,000   Suffolk County IDA (Nissequogue
                 Cogeneration Partners)                          4.875    01/01/2008    02/11/2007 B         1,576,806
-----------------------------------------------------------------------------------------------------------------------
       985,000   Suffolk County IDA (Pederson-Krager Center)     6.375    11/01/2015    03/07/2012 B           990,467
-----------------------------------------------------------------------------------------------------------------------
       855,000   Suffolk County IDA (Pederson-Krager Center)     6.400    02/01/2015    01/23/2011 B           860,908
-----------------------------------------------------------------------------------------------------------------------
       280,000   Suffolk County IDA (Suffolk Hotels)             6.000    10/01/2020    07/27/2014 B           281,364
-----------------------------------------------------------------------------------------------------------------------
       520,000   Suffolk County IDA (WORCA)                      6.000    10/01/2020    07/27/2014 B           522,532
-----------------------------------------------------------------------------------------------------------------------
       100,000   Suffolk County Water Authority                  5.750    06/01/2010    06/01/2006 E           106,629
-----------------------------------------------------------------------------------------------------------------------


33                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$       30,000   Sullivan County GO                              5.100%   03/15/2011    09/15/2006 A  $         30,036
-----------------------------------------------------------------------------------------------------------------------
     6,750,000   Sullivan County IDA (Center for Discovery)      6.375    02/01/2020    07/28/2014 D         6,754,185
-----------------------------------------------------------------------------------------------------------------------
        30,000   Syracuse Hsg. Authority                         5.400    09/01/2021    09/01/2015 A            32,086
-----------------------------------------------------------------------------------------------------------------------
       240,000   Syracuse IDA (Crouse Irving Companies)          5.250    01/01/2017    01/01/2010 A           245,755
-----------------------------------------------------------------------------------------------------------------------
     1,330,000   Syracuse IDA (Crouse Irving Health Hospital)    5.125    01/01/2009    01/13/2008 B         1,165,386
-----------------------------------------------------------------------------------------------------------------------
       730,000   Syracuse IDA (One Center Armory Garage)         6.750    12/01/2017    06/01/2006 A           737,234
-----------------------------------------------------------------------------------------------------------------------
       730,000   Syracuse SCHC (East Hill Village Apartments)    6.125    11/01/2010    09/27/2008 B           719,955
-----------------------------------------------------------------------------------------------------------------------
       260,000   Tobacco Settlement Financing Corp. (TASC)       5.000    06/01/2011    06/01/2006 A           260,601
-----------------------------------------------------------------------------------------------------------------------
     3,000,000   Tobacco Settlement Financing Corp. (TASC)       5.250    06/01/2012    06/01/2006 A         3,008,460
-----------------------------------------------------------------------------------------------------------------------
    11,905,000   Tobacco Settlement Financing Corp. (TASC)       5.250    06/01/2013    06/01/2008 A        12,276,436
-----------------------------------------------------------------------------------------------------------------------
     4,420,000   Tobacco Settlement Financing Corp. (TASC)       5.250    06/01/2013    06/01/2008 A         4,561,617
-----------------------------------------------------------------------------------------------------------------------
     2,220,000   Tobacco Settlement Financing Corp. (TASC)       5.250    06/01/2021    06/01/2013 A         2,362,124
-----------------------------------------------------------------------------------------------------------------------
    20,355,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2010    06/01/2006 A        20,387,568
-----------------------------------------------------------------------------------------------------------------------
    19,550,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2014    06/01/2009 A        20,499,544
-----------------------------------------------------------------------------------------------------------------------
     8,250,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2015    06/01/2010 A         8,803,328
-----------------------------------------------------------------------------------------------------------------------
    11,900,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2016    06/01/2008 A        12,603,885
-----------------------------------------------------------------------------------------------------------------------
     5,020,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2017    06/01/2011 A         5,357,193
-----------------------------------------------------------------------------------------------------------------------
    21,000,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2018    06/01/2012 A        22,592,220
-----------------------------------------------------------------------------------------------------------------------
    20,500,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2019    06/01/2013 A        22,166,240
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2020    06/01/2013 A         1,081,280
-----------------------------------------------------------------------------------------------------------------------
    18,395,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2021    06/01/2013 A        19,842,870
-----------------------------------------------------------------------------------------------------------------------
    14,965,000   Tobacco Settlement Financing Corp. (TASC)       5.500    06/01/2022    06/01/2013 A        16,142,895
-----------------------------------------------------------------------------------------------------------------------
       900,000   Tompkins County IDA (Kendall at Ithaca)         5.750    07/01/2018    07/01/2008 A           922,491
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   Tompkins County IDA (Kendall at Ithaca)         6.000    07/01/2024    07/01/2008 A         2,057,100
-----------------------------------------------------------------------------------------------------------------------
        30,000   Tompkins Health Care Corp. (Reconstruction
                 Home)                                           5.875    02/01/2033    08/01/2006 A            30,049
-----------------------------------------------------------------------------------------------------------------------
       275,000   Tompkins Health Care Corp. (Reconstruction
                 Home)                                          10.800    02/01/2028 1  08/01/2006 A           305,118
-----------------------------------------------------------------------------------------------------------------------


34                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    2,125,000   Tonawanda HDC (Tonawanda Towers)                6.150%   10/01/2011    10/01/2007 A  $      2,207,578
-----------------------------------------------------------------------------------------------------------------------
        40,000   Triborough Bridge & Tunnel Authority            5.000    01/01/2024    07/01/2006 A            40,045
-----------------------------------------------------------------------------------------------------------------------
       550,000   Triborough Bridge & Tunnel Authority,
                 Series A                                        5.000    01/01/2024    07/01/2006 E           550,616
-----------------------------------------------------------------------------------------------------------------------
       275,000   TSASC, Inc. (TFABs)                             4.250    07/15/2010    07/15/2010             280,662
-----------------------------------------------------------------------------------------------------------------------
   103,410,000   TSASC, Inc. (TFABs)                             4.750    06/01/2022    12/28/2010 B       102,654,073
-----------------------------------------------------------------------------------------------------------------------
       430,000   TSASC, Inc. (TFABs)                             5.250    07/15/2011    07/15/2011             460,487
-----------------------------------------------------------------------------------------------------------------------
       815,000   TSASC, Inc. (TFABs)                             5.500    07/15/2013    07/15/2012 A           889,573
-----------------------------------------------------------------------------------------------------------------------
    24,840,000   TSASC, Inc. (TFABs)                             5.500    07/15/2024    07/15/2012 D        26,753,177
-----------------------------------------------------------------------------------------------------------------------
       250,000   TSASC, Inc. (TFABs)                             5.875    07/15/2015    07/15/2009 A           269,095
-----------------------------------------------------------------------------------------------------------------------
     6,575,000   TSASC, Inc. (TFABs)                             5.875    07/15/2016    07/15/2009 A         7,077,199
-----------------------------------------------------------------------------------------------------------------------
     3,520,000   TSASC, Inc. (TFABs)                             5.900    07/15/2017    07/15/2009 A         3,791,568
-----------------------------------------------------------------------------------------------------------------------
       275,000   TSASC, Inc. (TFABs)                             5.900    07/15/2017    07/15/2009 A           296,216
-----------------------------------------------------------------------------------------------------------------------
     1,200,000   TSASC, Inc. (TFABs)                             6.000    07/15/2018    07/15/2009 A         1,296,264
-----------------------------------------------------------------------------------------------------------------------
     2,490,000   TSASC, Inc. (TFABs)                             6.000    07/15/2018    07/15/2009 A         2,689,748
-----------------------------------------------------------------------------------------------------------------------
     4,900,000   TSASC, Inc. (TFABs)                             6.000    07/15/2019    07/15/2009 A         5,293,078
-----------------------------------------------------------------------------------------------------------------------
     4,630,000   TSASC, Inc. (TFABs)                             6.000    07/15/2019    07/15/2009 A         5,001,419
-----------------------------------------------------------------------------------------------------------------------
     5,565,000   TSASC, Inc. (TFABs)                             6.000    07/15/2020    07/15/2009 A         6,011,424
-----------------------------------------------------------------------------------------------------------------------
     2,280,000   TSASC, Inc. (TFABs)                             6.000    07/15/2020    07/15/2009 A         2,462,902
-----------------------------------------------------------------------------------------------------------------------
     2,310,000   TSASC, Inc. (TFABs)                             6.000    07/15/2021    07/15/2009 A         2,495,308
-----------------------------------------------------------------------------------------------------------------------
    47,080,000   TSASC, Inc. (TFABs)                             6.250    07/15/2027    07/15/2009 A        51,202,796
-----------------------------------------------------------------------------------------------------------------------
    65,080,000   TSASC, Inc. (TFABs)                             6.375    07/15/2039 1  07/15/2009 A        71,028,312
-----------------------------------------------------------------------------------------------------------------------
    40,000,000   TSASC, Inc. (TFABs) RITES                       5.064 6  06/01/2022    12/28/2010 B        39,415,600
-----------------------------------------------------------------------------------------------------------------------
    25,000,000   TSASC, Inc. (TFABs) RITES                       5.564 6  06/01/2026    05/28/2016 B        24,402,250
-----------------------------------------------------------------------------------------------------------------------
        10,000   Ulster County GO                                5.400    11/15/2015    05/15/2006 A            10,111
-----------------------------------------------------------------------------------------------------------------------
       100,000   Ulster County IDA (Benedictine Hospital)        6.250    06/01/2008    06/16/2007 B            99,969
-----------------------------------------------------------------------------------------------------------------------
       830,000   Ulster County Tobacco Asset Securitization
                 Corp.                                           0.000 5  06/01/2040    06/01/2018 A           669,868
-----------------------------------------------------------------------------------------------------------------------
       200,000   Ulster County Tobacco Asset Securitization
                 Corp.                                           6.000    06/01/2040    06/01/2012 A           209,890
-----------------------------------------------------------------------------------------------------------------------
    10,650,000   Ulster County Tobacco Asset Securitization
                 Corp.                                           6.750    06/01/2030 1  06/01/2011 A        11,598,915
-----------------------------------------------------------------------------------------------------------------------
        45,000   United Nations Devel. Corp., Series A           5.250    07/01/2012    01/01/2008 A            46,088
-----------------------------------------------------------------------------------------------------------------------
     1,575,000   United Nations Devel. Corp., Series A           5.250    07/01/2013    01/01/2008 A         1,613,084
-----------------------------------------------------------------------------------------------------------------------
     1,500,000   United Nations Devel. Corp., Series A           5.250    07/01/2014    01/01/2008 A         1,536,270
-----------------------------------------------------------------------------------------------------------------------
     1,565,000   United Nations Devel. Corp., Series A           5.250    07/01/2015    01/01/2008 A         1,602,842
-----------------------------------------------------------------------------------------------------------------------
     5,700,000   United Nations Devel. Corp., Series A           5.250    07/01/2018    01/01/2008 A         5,830,074
-----------------------------------------------------------------------------------------------------------------------
     6,530,000   United Nations Devel. Corp., Series A           5.250    07/01/2019    01/01/2008 A         6,679,015
-----------------------------------------------------------------------------------------------------------------------
     6,900,000   United Nations Devel. Corp., Series A           5.250    07/01/2020    01/01/2008 A         7,057,458
-----------------------------------------------------------------------------------------------------------------------
     2,450,000   United Nations Devel. Corp., Series A           5.250    07/01/2021    01/01/2008 A         2,505,909
-----------------------------------------------------------------------------------------------------------------------
     3,050,000   United Nations Devel. Corp., Series A           5.250    07/01/2022    01/01/2008 A         3,119,601
-----------------------------------------------------------------------------------------------------------------------
     2,040,000   United Nations Devel. Corp., Series A           5.250    07/01/2023    01/01/2008 A         2,086,553
-----------------------------------------------------------------------------------------------------------------------


35                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$    3,020,000   United Nations Devel. Corp., Series A           5.250%   07/01/2024    01/01/2008 A  $      3,088,916
-----------------------------------------------------------------------------------------------------------------------
       200,000   United Nations Devel. Corp., Series A           5.250    07/01/2026    07/01/2006 A           204,394
-----------------------------------------------------------------------------------------------------------------------
        15,000   Upper Mohawk Valley Regional Water
                 Finance Authority                               5.125    10/01/2016    10/01/2007 A            15,459
-----------------------------------------------------------------------------------------------------------------------
       295,000   Utica GO                                        6.200    01/15/2014    01/15/2010 A           315,750
-----------------------------------------------------------------------------------------------------------------------
       320,000   Utica GO                                        6.250    01/15/2015    01/15/2010 A           344,941
-----------------------------------------------------------------------------------------------------------------------
       110,000   Utica IDA (Utica College Civic Facility)        5.300    08/01/2008    08/13/2007 B           110,118
-----------------------------------------------------------------------------------------------------------------------
     1,710,000   Utica IDA (Utica College Civic Facility)        6.375    12/01/2011    08/03/2009 B         1,740,250
-----------------------------------------------------------------------------------------------------------------------
     1,770,000   Utica IDA (Utica College Civic Facility)        6.875    12/01/2034    06/01/2009 A         1,935,265
-----------------------------------------------------------------------------------------------------------------------
       250,000   Utica SCHC (Multifamily), Series A              5.550    12/01/2017    06/01/2006 A           258,143
-----------------------------------------------------------------------------------------------------------------------
        40,000   Utica SCHC (Steinhorst Apartments)              6.500    04/15/2008    10/18/2006 D            40,393
-----------------------------------------------------------------------------------------------------------------------
       180,000   Valley Health Devel. Corp.                      6.750    05/20/2022    05/20/2010 A           205,276
-----------------------------------------------------------------------------------------------------------------------
        15,000   Victor GO                                       4.800    12/15/2017    06/15/2006 A            15,312
-----------------------------------------------------------------------------------------------------------------------
        45,000   Westchester County Healthcare Corp.             5.375    11/01/2020    11/10/2010 A            47,892
-----------------------------------------------------------------------------------------------------------------------
       190,000   Westchester County IDA (Beth Abraham
                 Hospital)                                       7.250    12/01/2009    07/02/2008 B           196,226
-----------------------------------------------------------------------------------------------------------------------
        50,000   Westchester County IDA (Children's Village)     5.100    03/15/2009    03/15/2009              51,576
-----------------------------------------------------------------------------------------------------------------------
       305,000   Westchester County IDA (Clearview School)       6.600    01/01/2014    05/27/2010 B           307,718
-----------------------------------------------------------------------------------------------------------------------
     1,835,000   Westchester County IDA (Guiding Eyes for the
                 Blind)                                          4.500    08/01/2012    10/01/2009 B         1,810,062
-----------------------------------------------------------------------------------------------------------------------
        50,000   Westchester County IDA (JDAM)                   6.500    04/01/2009 1  04/01/2008 A            50,619
-----------------------------------------------------------------------------------------------------------------------
     1,130,000   Westchester County IDA (JDAM)                   6.750    04/01/2016 1  07/01/2008 A         1,161,810
-----------------------------------------------------------------------------------------------------------------------
     2,250,000   Westchester County IDA (Rippowam-Cisqua
                 School)                                         5.750    06/01/2029    06/01/2011 A         2,314,485
-----------------------------------------------------------------------------------------------------------------------
     3,155,000   Westchester County IDA (Schnurmacher Center)    6.000    11/01/2011    07/03/2009 B         3,276,247
-----------------------------------------------------------------------------------------------------------------------
       110,000   Westchester County IDA (Westchester Airport
                 Assoc.)                                         5.850    08/01/2014    08/01/2006 A           111,936
-----------------------------------------------------------------------------------------------------------------------
       505,000   Westchester County IDA (Westchester Airport
                 Assoc.)                                         5.950    08/01/2024 1  08/01/2006 A           508,101
-----------------------------------------------------------------------------------------------------------------------
       250,000   Westchester County IDA (Westchester Resco
                 Company)                                        5.500    07/01/2009    07/01/2007 A           255,628
-----------------------------------------------------------------------------------------------------------------------
        30,000   Westchester County IDA (Winward School)         5.200    10/01/2021    10/01/2011 A            31,193
-----------------------------------------------------------------------------------------------------------------------
    18,000,000   Westchester County Tobacco Asset
                 Securitization Corp.                            0.000 5  07/15/2039 1  07/15/2017 E        18,685,080
-----------------------------------------------------------------------------------------------------------------------
    14,000,000   Westchester County Tobacco Asset
                 Securitization Corp.                            4.500    06/01/2021    08/03/2009 B        13,889,820
-----------------------------------------------------------------------------------------------------------------------
     8,500,000   Westchester County Tobacco Asset
                 Securitization Corp.                            5.000    06/01/2026    07/07/2014 B         8,262,680
-----------------------------------------------------------------------------------------------------------------------
       495,000   Yonkers IDA (Hudson Scenic Studio)              5.875    11/01/2007    05/08/2007 B           497,861
-----------------------------------------------------------------------------------------------------------------------


36                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------
$      195,000   Yonkers IDA (Michael Malotz Skilled Nursing
                 Pavilion)                                       5.450%   02/01/2029    02/01/2009 A  $        202,379
-----------------------------------------------------------------------------------------------------------------------
        90,000   Yonkers IDA (Michael Malotz Skilled Nursing
                 Pavilion)                                       5.650    02/01/2039    02/01/2009 A            93,834
-----------------------------------------------------------------------------------------------------------------------
     1,455,000   Yonkers IDA (Monastery Manor Associates)        5.000    04/01/2025    04/01/2015 A         1,487,272
-----------------------------------------------------------------------------------------------------------------------
        80,000   Yonkers IDA (Philipsburgh Hall Associates)      6.750    11/01/2008    11/24/2007 B            79,594
-----------------------------------------------------------------------------------------------------------------------
     2,465,000   Yonkers IDA (St. John's Riverside Hospital)     6.800    07/01/2016    02/26/2012 D         2,577,971
-----------------------------------------------------------------------------------------------------------------------
       400,000   Yonkers IDA (St. Joseph's Hospital),
                 Series 98-B                                     5.900    03/01/2008    03/01/2007 B           399,272
                                                                                                      -----------------
                                                                                                         3,546,931,551
-----------------------------------------------------------------------------------------------------------------------
Other States--0.5%
    20,400,000   NJ Tobacco Settlement
                 Financing Corp. (TASC)                          5.750    06/01/2032    02/02/2012 D        21,207,228
-----------------------------------------------------------------------------------------------------------------------
U.S. Possessions--15.5%
     5,000,000   Guam Airport Authority, Series C                5.375    10/01/2019    10/01/2013 A         5,299,700
-----------------------------------------------------------------------------------------------------------------------
     6,000,000   Guam Airport Authority, Series C                5.375    10/01/2020    10/01/2013 A         6,355,740
-----------------------------------------------------------------------------------------------------------------------
       192,000   Guam EDA (TASC)                                 0.000 5  05/15/2014    05/15/2014             177,556
-----------------------------------------------------------------------------------------------------------------------
       430,000   Guam EDA (TASC)                                 5.000    05/15/2022    01/12/2007 D           435,418
-----------------------------------------------------------------------------------------------------------------------
     1,950,000   Guam EDA (TASC)                                 5.400    05/15/2031    08/06/2010 D         1,975,526
-----------------------------------------------------------------------------------------------------------------------
       215,000   Guam EDA (TASC)                                 5.500    05/15/2041    05/15/2011 A           218,967
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   Guam GO, Series A                               6.000    09/01/2006    09/01/2006           1,009,010
-----------------------------------------------------------------------------------------------------------------------
        25,000   Guam Power Authority, Series A                  5.000    10/01/2024    10/01/2009 A            26,147
-----------------------------------------------------------------------------------------------------------------------
       580,000   Guam Power Authority, Series A                  5.250    10/01/2013    10/01/2006 A           580,041
-----------------------------------------------------------------------------------------------------------------------
       655,000   Guam Power Authority, Series A                  5.250    10/01/2023    10/01/2006 A           658,609
-----------------------------------------------------------------------------------------------------------------------
        40,000   Guam Power Authority, Series A                  5.250    10/01/2034    10/01/2009 A            41,986
-----------------------------------------------------------------------------------------------------------------------
       125,000   Northern Mariana Islands, Series A              6.000    06/01/2014 1  06/01/2010 A           132,076
-----------------------------------------------------------------------------------------------------------------------
     3,000,000   Northern Mariana Islands, Series A              6.000    06/01/2020 1  06/01/2010 A         3,162,630
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   Northern Mariana Islands, Series A              6.750    10/01/2033    10/01/2013 A         2,243,900
-----------------------------------------------------------------------------------------------------------------------
       195,000   Puerto Rico Aqueduct & Sewer Authority          5.000    07/01/2015    07/01/2006 A           197,510
-----------------------------------------------------------------------------------------------------------------------
       940,000   Puerto Rico Aqueduct & Sewer Authority          5.000    07/01/2019    07/01/2008 A           956,018
-----------------------------------------------------------------------------------------------------------------------
        90,000   Puerto Rico Aqueduct & Sewer Authority          5.000    07/01/2019    07/01/2006 A            91,605
-----------------------------------------------------------------------------------------------------------------------
       375,000   Puerto Rico Children's Trust Fund (TASC)        4.100    05/15/2013    05/15/2013             367,159
-----------------------------------------------------------------------------------------------------------------------
       200,000   Puerto Rico Children's Trust Fund (TASC)        4.250    05/15/2014    05/15/2014             196,288
-----------------------------------------------------------------------------------------------------------------------
     2,500,000   Puerto Rico Children's Trust Fund (TASC)        5.000    05/15/2008    05/15/2008           2,545,925
-----------------------------------------------------------------------------------------------------------------------
   215,440,000   Puerto Rico Children's Trust Fund (TASC)        5.375    05/15/2033    04/12/2011 D       220,041,798
-----------------------------------------------------------------------------------------------------------------------
    37,240,000   Puerto Rico Children's Trust Fund (TASC)        5.500    05/15/2039    05/15/2012 A        38,179,565
-----------------------------------------------------------------------------------------------------------------------


37                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
-----------------------------------------------------------------------------------------------------------------------
$    5,755,000   Puerto Rico Children's Trust Fund (TASC)        5.625%   05/15/2043    05/15/2012 A  $      5,934,671
-----------------------------------------------------------------------------------------------------------------------
        20,000   Puerto Rico Children's Trust Fund (TASC)        5.750    07/01/2020    11/16/2008 D            20,927
-----------------------------------------------------------------------------------------------------------------------
     4,000,000   Puerto Rico Commonwealth GO                     5.000    07/01/2018    07/01/2008 A         4,142,160
-----------------------------------------------------------------------------------------------------------------------
     6,250,000   Puerto Rico Commonwealth GO                     5.000    07/01/2024    07/01/2014 A         6,393,750
-----------------------------------------------------------------------------------------------------------------------
     5,970,000   Puerto Rico Commonwealth GO                     5.000    07/01/2025    07/01/2014 A         6,094,952
-----------------------------------------------------------------------------------------------------------------------
        50,000   Puerto Rico Commonwealth GO                     5.000    07/01/2026    07/01/2008 A            50,645
-----------------------------------------------------------------------------------------------------------------------
        30,000   Puerto Rico Commonwealth GO                     5.000    07/01/2028    07/01/2013 A            30,329
-----------------------------------------------------------------------------------------------------------------------
     4,000,000   Puerto Rico Commonwealth GO                     5.250    07/01/2017    07/01/2013 A         4,215,160
-----------------------------------------------------------------------------------------------------------------------
     8,840,000   Puerto Rico Commonwealth GO                     5.250    07/01/2019    07/01/2013 A         9,290,310
-----------------------------------------------------------------------------------------------------------------------
     2,430,000   Puerto Rico Commonwealth GO                     5.250    07/01/2021    07/01/2014 A         2,566,274
-----------------------------------------------------------------------------------------------------------------------
    11,565,000   Puerto Rico Commonwealth GO                     5.250    07/01/2022    07/01/2013 A        12,132,148
-----------------------------------------------------------------------------------------------------------------------
     4,575,000   Puerto Rico Commonwealth GO                     5.250    07/01/2023    07/01/2014 A         4,818,619
-----------------------------------------------------------------------------------------------------------------------
     3,850,000   Puerto Rico Commonwealth GO                     5.250    07/01/2024    07/01/2013 A         4,031,528
-----------------------------------------------------------------------------------------------------------------------
     1,925,000   Puerto Rico Commonwealth GO                     5.250    07/01/2027 1  07/01/2011 A         2,034,071
-----------------------------------------------------------------------------------------------------------------------
     6,060,000   Puerto Rico Commonwealth GO                     5.375    07/01/2028    07/01/2011 A         6,368,636
-----------------------------------------------------------------------------------------------------------------------
       195,000   Puerto Rico Electric Power Authority            5.000    07/01/2028    07/01/2008 A           201,546
-----------------------------------------------------------------------------------------------------------------------
        70,000   Puerto Rico Electric Power Authority,
                 Series AA                                       5.375    07/01/2027    07/01/2007 A            72,366
-----------------------------------------------------------------------------------------------------------------------
        30,000   Puerto Rico Electric Power Authority,
                 Series DD                                       5.000    07/01/2028    07/01/2010 A            30,387
-----------------------------------------------------------------------------------------------------------------------
        10,000   Puerto Rico Electric Power Authority,
                 Series EE                                       5.250    07/01/2014    07/01/2008 A            10,481
-----------------------------------------------------------------------------------------------------------------------
        55,000   Puerto Rico HBFA                                5.850    10/01/2009    04/01/2006 A            55,875
-----------------------------------------------------------------------------------------------------------------------
       810,000   Puerto Rico HBFA                                6.100    10/01/2015    04/01/2006 A           821,024
-----------------------------------------------------------------------------------------------------------------------
       575,000   Puerto Rico HBFA                                6.250    04/01/2029 1  04/01/2006 A           581,469
-----------------------------------------------------------------------------------------------------------------------
     2,560,000   Puerto Rico HFA                                 5.000    12/01/2019    12/01/2013 A         2,671,590
-----------------------------------------------------------------------------------------------------------------------
       250,000   Puerto Rico HFA (Single Family)                 5.000    12/01/2020    12/01/2013 A           260,565
-----------------------------------------------------------------------------------------------------------------------
       140,000   Puerto Rico HFC                                 5.100    12/01/2018    12/01/2010 A           141,880
-----------------------------------------------------------------------------------------------------------------------
        30,000   Puerto Rico HFC 2                               7.300    04/01/2006    04/01/2006              30,000
-----------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico HFC 2                               7.300    10/01/2006    04/01/2006 A            25,049
-----------------------------------------------------------------------------------------------------------------------
        10,000   Puerto Rico HFC                                 7.400    04/01/2007    04/01/2006 A            10,019
-----------------------------------------------------------------------------------------------------------------------
       800,000   Puerto Rico HFC                                 7.500    10/01/2015 1  04/01/2006 A           801,272
-----------------------------------------------------------------------------------------------------------------------
     1,635,000   Puerto Rico HFC                                 7.500    04/01/2022 1  04/01/2006 A         1,647,933
-----------------------------------------------------------------------------------------------------------------------
        60,000   Puerto Rico Highway & Transportation
                 Authority                                       5.000    07/01/2022    07/01/2008 A            60,820
-----------------------------------------------------------------------------------------------------------------------
        30,000   Puerto Rico Highway & Transportation
                 Authority                                       5.000    07/01/2028    07/01/2008 A            30,879
-----------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico Highway & Transportation
                 Authority                                       5.000    07/01/2028    07/01/2008 A            25,275
-----------------------------------------------------------------------------------------------------------------------
       230,000   Puerto Rico Highway & Transportation
                 Authority                                       5.750    07/01/2020    07/01/2013 A           251,615
-----------------------------------------------------------------------------------------------------------------------
     7,000,000   Puerto Rico Highway & Transportation
                 Authority, Series E                             5.750    07/01/2024    07/01/2012 A         7,558,530
-----------------------------------------------------------------------------------------------------------------------


38                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
-----------------------------------------------------------------------------------------------------------------------
$    5,400,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000%   07/01/2017    07/01/2015 A  $      5,620,752
-----------------------------------------------------------------------------------------------------------------------
    11,855,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2021    07/01/2015 A        12,217,170
-----------------------------------------------------------------------------------------------------------------------
     3,275,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2023    07/01/2015 A         3,362,639
-----------------------------------------------------------------------------------------------------------------------
    12,760,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2024    07/01/2015 A        13,082,062
-----------------------------------------------------------------------------------------------------------------------
     4,545,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2025    07/01/2015 A         4,649,444
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2026    07/01/2015 A         2,045,960
-----------------------------------------------------------------------------------------------------------------------
     6,000,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2027    07/01/2015 A         6,124,320
-----------------------------------------------------------------------------------------------------------------------
    11,190,000   Puerto Rico Highway & Transportation
                 Authority, Series K                             5.000    07/01/2030    07/01/2015 A        11,371,502
-----------------------------------------------------------------------------------------------------------------------
     1,635,000   Puerto Rico IMEPCF (American Home Products)     5.100    12/01/2018    06/01/2006 A         1,669,368
-----------------------------------------------------------------------------------------------------------------------
     6,550,000   Puerto Rico IMEPCF (PepsiCo) 3                  6.250    11/15/2013    05/15/2006 A         6,826,476
-----------------------------------------------------------------------------------------------------------------------
     7,175,000   Puerto Rico IMEPCF (PepsiCo)                    6.250    11/15/2013    05/15/2006 A         7,295,397
-----------------------------------------------------------------------------------------------------------------------
        35,000   Puerto Rico Infrastructure                      5.500    10/01/2040    10/01/2010 E            37,548
-----------------------------------------------------------------------------------------------------------------------
        55,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)                                     5.375    02/01/2019    02/01/2011 A            56,320
-----------------------------------------------------------------------------------------------------------------------
    18,425,000   Puerto Rico ITEMECF (Cogeneration
                 Facilities)                                     6.625    06/01/2026 1  06/01/2010 A        20,205,776
-----------------------------------------------------------------------------------------------------------------------
     1,500,000   Puerto Rico ITEMECF (Dr. Pila Hospital)         6.125    08/01/2025    08/01/2006 A         1,518,015
-----------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)    5.500    07/01/2026    07/01/2007 A            25,883
-----------------------------------------------------------------------------------------------------------------------
       500,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)    6.250    07/01/2016    07/01/2006 A           506,100
-----------------------------------------------------------------------------------------------------------------------
        75,000   Puerto Rico ITEMECF (Hospital de la
                 Concepcion)                                     6.125    11/15/2025    11/15/2010 A            82,169
-----------------------------------------------------------------------------------------------------------------------
       750,000   Puerto Rico ITEMECF (Hospital de la
                 Concepcion)                                     6.375    11/15/2015    11/15/2010 A           828,023
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   Puerto Rico ITEMECF (Hospital de la
                 Concepcion)                                     6.500    11/15/2020    11/15/2010 A         2,222,520
-----------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico ITEMECF (InterAmerican
                 University)                                     5.000    10/01/2022    10/01/2008 A            25,912
-----------------------------------------------------------------------------------------------------------------------
       415,000   Puerto Rico ITEMECF (Mennonite General
                 Hospital)                                       6.375    07/01/2006    06/30/2006 B           415,328
-----------------------------------------------------------------------------------------------------------------------
     1,830,000   Puerto Rico ITEMECF (Mennonite General
                 Hospital)                                       6.500    07/01/2012    07/01/2008 A         1,840,760
-----------------------------------------------------------------------------------------------------------------------
       865,000   Puerto Rico ITEMECF (Ryder Memorial
                 Hospital)                                       6.400    05/01/2009    05/01/2006 A           865,346
-----------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico ITEMECF (Teachers Retirement)       5.500    07/01/2021    07/01/2006 A            25,604
-----------------------------------------------------------------------------------------------------------------------
       100,000   Puerto Rico ITEMECF (Teachers Retirement)       5.500    07/01/2021    07/01/2006 A           102,428
-----------------------------------------------------------------------------------------------------------------------
     1,075,000   Puerto Rico Municipal Finance Agency RITES      7.599 6  08/01/2013    02/01/2009 A         1,237,605
-----------------------------------------------------------------------------------------------------------------------


39                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
-----------------------------------------------------------------------------------------------------------------------
$    2,500,000   Puerto Rico Municipal Finance Agency,
                 Series A                                        5.250%   08/01/2023    08/01/2015 A  $      2,629,775
-----------------------------------------------------------------------------------------------------------------------
     5,000,000   Puerto Rico Municipal Finance Agency,
                 Series A                                        5.250    08/01/2024    08/01/2015 A         5,255,650
-----------------------------------------------------------------------------------------------------------------------
       110,000   Puerto Rico Municipal Finance Agency,
                 Series A                                        5.500    07/01/2017    07/01/2007 A           114,096
-----------------------------------------------------------------------------------------------------------------------
        70,000   Puerto Rico Port Authority, Series C            7.300    07/01/2007 1  07/01/2006 A            71,507
-----------------------------------------------------------------------------------------------------------------------
       160,000   Puerto Rico Port Authority, Series D            6.000    07/01/2021 1  07/01/2006 A           160,824
-----------------------------------------------------------------------------------------------------------------------
       515,000   Puerto Rico Port Authority, Series D            7.000    07/01/2014 1  07/01/2006 A           518,770
-----------------------------------------------------------------------------------------------------------------------
     6,000,000   Puerto Rico Public Buildings Authority          5.000    12/01/2018    12/01/2013 A         6,273,480
-----------------------------------------------------------------------------------------------------------------------
     5,000,000   Puerto Rico Public Buildings Authority          5.250    07/01/2029    07/01/2014 A         5,238,150
-----------------------------------------------------------------------------------------------------------------------
    41,370,000   Puerto Rico Public Buildings Authority          5.250    07/01/2033    07/01/2014 A        43,166,619
-----------------------------------------------------------------------------------------------------------------------
    10,000,000   Puerto Rico Public Buildings Authority          5.500    07/01/2022    07/01/2014 A        10,760,600
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   Puerto Rico Public Buildings Authority          5.500    07/01/2023    07/01/2014 A         2,152,120
-----------------------------------------------------------------------------------------------------------------------
     9,000,000   Puerto Rico Public Buildings Authority          5.500    07/01/2024    07/01/2014 A         9,684,540
-----------------------------------------------------------------------------------------------------------------------
     2,065,000   Puerto Rico Public Buildings  Authority,
                 Series D                                        5.125    07/01/2024    07/01/2012 A         2,117,513
-----------------------------------------------------------------------------------------------------------------------
     9,910,000   Puerto Rico Public Finance Corp.                5.750    08/01/2027    02/01/2012 C        10,642,745
-----------------------------------------------------------------------------------------------------------------------
       255,000   Puerto Rico Public Finance Corp., Series E      5.500    08/01/2029    02/01/2012 A           268,969
-----------------------------------------------------------------------------------------------------------------------
       200,000   University of Puerto Rico                       5.500    06/01/2012 1  06/01/2006 A           200,260
-----------------------------------------------------------------------------------------------------------------------
       525,000   University of Puerto Rico, Series M             5.250    06/01/2025    06/01/2007 A           533,468
-----------------------------------------------------------------------------------------------------------------------
        25,000   University of Puerto Rico, Series M             5.500    06/01/2015    06/01/2006 A            25,412
-----------------------------------------------------------------------------------------------------------------------
       415,000   University of Puerto Rico, Series O             5.375    06/01/2030    06/01/2006 A           421,320
-----------------------------------------------------------------------------------------------------------------------
        25,000   V.I. Hsg. Finance Authority, Series A           6.500    03/01/2025 1  09/01/2006 A            25,260
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   V.I. Port Authority, Series A                   5.250    09/01/2018    09/01/2010 A         1,045,190
-----------------------------------------------------------------------------------------------------------------------
     2,650,000   V.I. Public Finance Authority (Hovensa)         5.875    07/01/2022    07/01/2014 A         2,889,057
-----------------------------------------------------------------------------------------------------------------------
     2,000,000   V.I. Public Finance Authority, Series A         5.250    10/01/2022    10/01/2014 A         2,120,200
-----------------------------------------------------------------------------------------------------------------------
     1,000,000   V.I. Public Finance Authority, Series A         5.250    10/01/2023    10/01/2014 A         1,059,370
-----------------------------------------------------------------------------------------------------------------------
    10,000,000   V.I. Public Finance Authority, Series A         5.500    10/01/2015    10/01/2008 A        10,375,100
-----------------------------------------------------------------------------------------------------------------------
       180,000   V.I. Public Finance Authority, Series A         5.500    10/01/2022    10/01/2008 A           187,951
-----------------------------------------------------------------------------------------------------------------------
     1,115,000   V.I. Public Finance Authority, Series A         5.625    10/01/2010    11/09/2008 B         1,150,379
-----------------------------------------------------------------------------------------------------------------------
       285,000   V.I. Public Finance Authority, Series A         5.625    10/01/2025    10/01/2010 A           295,907
-----------------------------------------------------------------------------------------------------------------------
    21,260,000   V.I. Public Finance Authority, Series A         6.125    10/01/2029 1  10/01/2010 A        23,148,738
-----------------------------------------------------------------------------------------------------------------------


40                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                              Effective
    Amount                                                      Coupon     Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
-----------------------------------------------------------------------------------------------------------------------
$    9,820,000   V.I. Public Finance Authority, Series A         6.375%   10/01/2019 1  01/01/2010 A  $     10,824,095
-----------------------------------------------------------------------------------------------------------------------
    12,000,000   V.I. Public Finance Authority, Series A         6.500    10/01/2024 1  10/01/2010 A        13,218,000
-----------------------------------------------------------------------------------------------------------------------
     2,665,000   V.I. Public Finance Authority, Series E         5.875    10/01/2018    10/01/2008 A         2,801,368
-----------------------------------------------------------------------------------------------------------------------
       900,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                          0.000 5  05/15/2008    05/15/2008             831,663
-----------------------------------------------------------------------------------------------------------------------
     1,015,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                          0.000 5  05/15/2012    12/28/2009 B           927,801
-----------------------------------------------------------------------------------------------------------------------
        80,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                          0.000 5  05/15/2014    05/15/2014              72,810
-----------------------------------------------------------------------------------------------------------------------
     1,650,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                          5.000    05/15/2021    05/08/2010 D         1,651,007
-----------------------------------------------------------------------------------------------------------------------
     1,440,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                          5.000    05/15/2031    09/01/2015 B         1,424,678
-----------------------------------------------------------------------------------------------------------------------
     1,470,000   V.I. Water & Power Authority                    5.375    07/01/2010    07/01/2008 A         1,517,599
                                                                                                      -----------------
                                                                                                           648,368,347
-----------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $4,141,562,149) 100.6%                                                 4,216,507,126
-----------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets (0.6)                                                                (25,522,921)
                                                                                                      -----------------
Net Assets 100.0%                                                                                     $  4,190,984,205
                                                                                                      =================

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      C. Date of mandatory put.

      D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      E. Date of prefunded call, or maturity date if escrowed to maturity.

      F. Date of planned principal payment.

1. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $2,721,572, which represents 0.06% of the Fund's net assets. See accompanying Notes.

3. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

4. Issue is in default. Non-income producing. See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

7. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS       Assoc. for Children with Down Syndrome
ACLD       Adults and Children with Learning and Developmental Disabilities
ALIA       Alliance of Long Island Agencies
ASMF       Amsterdam Sludge Management Facility
BFCC       Brookdale Family Care Centers
BID        Business Improvement District
BOCES      Board of Cooperative Education Services
CAB        Capital Appreciation Bond
CCDRCA     Catholic Charities of the Diocese of Rockville Centre and Affiliates
CCFDP      Child Care Facilities Development Program
CFGA       Child and Family Guidance Assoc.
CHSLI      Catholic Health Services of Long Island


41                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

CMA        Community Mainstreaming Associates, Inc.
COP        Certificates of Participation
CRR        Center for Rapid Recovery
CSD        Central School District
CSMR       Community Services for the Mentally Retarded
Con Ed     Consolidated Edison Company
DA         Dormitory Authority
DDI        Developmental Disabilities Institute
DIAMONDS   Direct Investment of Accrued Municipals
EDA        Economic Development Authority
EFC        Environmental Facilities Corp.
ERDA       Energy Research and Development Authority
FHA        Federal Housing Agency
FNHC       Ferncilff Nursing Home Company
FREE       Family Residences and Essential Enterprises
GO         General Obligation
GSHMC      Good Samaritan Hospital Medical Center
HBFA       Housing Bank and Finance Agency
HDC        Housing Development Corp.
HFA        Housing Finance Agency/Authority
HFC        Housing Finance Corp.
HJDOI      Hospital for Joint Diseases Orthopedic Institute
HKSB       Helen Keller Services for the Blind
IDA        Industrial Development Agency
IGHL       Independent Group Home for Living
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM       Julia Dyckman Andrus Memorial
JFK        John Fitzgerald Kennedy
KR         Kateri Residence
L.I.       Long Island
LGAC       Local Government Assistance Corp.
LGSC       Local Government Services Corp.
LILCO      Long Island Lighting Corp.
MMC        Mercy Medical Center
MMWNHC     Mary Manning Walsh Nursing Home Company
MSH/NYU    Mount Sinai Hospital/New York University
MTA        Metropolitan Transportation Authority
NIH        New Island Hospital
NIMO       Niagara Mohawk Power Corp.
NJ         New Jersey
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
NYU        New York University
PACES      Potsdam Auxiliary and College Educational Service
RIBS       Residual Interest Bonds
RIT        Rochester Institute of Technology
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
Res Rec    Resource Recovery Facility
SCHC       Senior Citizen Housing Corp.
SCHRC      St. Charles Hospital and Rehabilitation Center
SCSB       Schuyler Community Services Board
SCSMC      St. Catherine of Sienna Medical Center
SFH        St. Francis Hospital
SNCH       South Nassau Communities Hospital
SONYMA     State of New York Mortgage Agency


42                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

SUNY       State University of New York
SV         Sienna Village
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds
UDC        Urban Development Corp.
USBFCC     Urban Strategies/Brookdale Family Care Center
V.I.       United States Virgin Islands
WUH        Wintrop University Hospital
YMCA       Young Men's Christian Assoc.

Industry Concentrations

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

                                                       Industry
                                                         Value        Percent
------------------------------------------------------------------------------
Tobacco Settlement Payments                        $  1,136,334,855      27.0%
Hospital/Health Care                                    432,513,557      10.3
General Obligation                                      325,958,277       7.7
Electric Utilities                                      322,548,969       7.7
Marine/Aviation Facilities                              303,494,693       7.2
Municipal Leases                                        229,000,816       5.4
Special Assessment                                      208,369,139       4.9
Highways/Railways                                       197,836,699       4.7
Not-for-Profit Organization                             148,824,240       3.5
Single Family Housing                                   134,477,070       3.2
Higher Education                                        126,346,823       3.0
Multifamily Housing                                     123,395,817       2.9
Airlines                                                123,272,473       2.9
Sales Tax Revenue                                       118,886,242       2.8
Water Utilities                                          74,724,200       1.8
Resource Recovery                                        60,851,858       1.4
Education                                                59,646,080       1.4
Manufacturing, Non-Durable Goods                         24,658,877       0.6
Adult Living Facilities                                  23,044,282       0.6
Manufacturing, Durable Goods                             12,562,164       0.3
Gas Utilities                                             8,958,116       0.2
Pollution Control                                         8,449,162       0.2
Paper, Containers & Packaging                             6,307,775       0.2
Parking Fee Revenue                                       4,081,972       0.1
Special Tax                                               1,581,197       0.0
Hotels, Restaurants & Leisure                               290,168       0.0
Sewer Utilities                                              91,605       0.0
                                                   ---------------------------
Total                                              $  4,216,507,126     100.0%
                                                   ===========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $4,141,607,955
                                             ===============

Gross unrealized appreciation                $   89,118,234
Gross unrealized depreciation                   (14,219,063)
                                             ---------------
Net unrealized appreciation                  $   74,899,171
                                             ===============


43                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $10,038,296 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 5% of its total assets in inverse floaters. Inverse floaters amount to $124,367,369 as of March 31, 2006.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $387,710, representing 0.01% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net


44                        |                 Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to 10% of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.6997% as of March 31, 2006). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.


45                                          Limited Term New York Municipal Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series, consisting of Limited Term New York Municipal Fund


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:
        /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006